1933 Act File No. 33-31602
                                                      1940 Act File No. 811-5950

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    X
                                                                         -----

      Pre-Effective Amendment No.         ...............................

      Post-Effective Amendment No.   36   ...............................  X
                                  --------                               -----

                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X
                                                                       -----

      Amendment No.   37   .............................................  X
                   --------                                             -----

                         MONEY MARKET OBLIGATIONS TRUST
               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on October 31, 1999 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a)(i) on _________________ pursuant to paragraph (a)(i) 75 days after filing pursuant to paragraph
    (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:          Matthew G. Maloney, Esquire
                    Dickstein Shapiro Morin & Oshinsky LLP
                    2101 L Street, N.W.
                    Washington, DC  20037


PROSPECTUS
Money Market Obligations Trust

Government Obligations Fund

Government Obligations Tax-Managed Fund

Municipal Obligations Fund

Prime Obligations Fund

Prime Cash Obligations Fund

Prime Value Obligations Fund

Tax-Free Obligations Fund

Treasury Obligations Fund


INSTITUTIONAL SHARES


As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


OCTOBER 31, 1999

CONTENTS


Risk/Return Summary  1

What are Each Fund's Fees and Expenses?  11

What are Each Fund's Investment Strategies?  14

What are the Principal Securities in Which the

Funds Invest?  15

What are the Specific Risks of Investing in the Funds?  18

What Do Shares Cost?  19

How are the Funds Sold?  19

How to Purchase Shares  19

How to Redeem Shares  21

Account and Share Information  23

Who Manages the Funds?  24

Financial Information  25


Risk/Return Summary

WHAT IS EACH FUND'S INVESTMENT OBJECTIVE?

Each Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per Share.

FUND                           Objective
Government Obligations Fund
(Government                    Fund) To provide current income consistent with
                               stability of principal.
Government Obligations
Tax-Managed Fund
(Government
Tax-Managed                    Fund) To provide current income consistent with
                               stability of principal and liquidity.
Municipal Obligations Fund
(Municipal                     Fund) To provide current income exempt from all
                               federal regular income tax consistent with
                               stability of principal.
Prime Obligations Fund
(Prime                         Fund) To provide current income consistent with
                               stability of principal.
Prime Cash Obligations Fund
(Prime                         Cash Fund) To provide current income consistent
                               with stability of principal and liquidity.
Prime Value Obligations Fund
(Prime                         Value Fund) To provide current income consistent
                               with stability of principal and liquidity.
Tax-Free Obligations Fund
(Tax-Free                      Fund) To provide dividend income exempt from
                               federal regular income tax consistent with
                               stability of principal.
Treasury Obligations Fund
(Treasury                      Fund) To provide current income consistent with
                               stability of principal.

While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


The investment objective of the Municipal Fund, the Prime Cash Fund and the Prime Value Fund may be changed by the Funds' Trustees without shareholder approval.

WHAT ARE EACH FUND'S MAIN INVESTMENT STRATEGIES?

Each of the Funds invests in a portfolio of securities maturing in 397 days or less. The portfolio of each Fund will have a dollar-weighted maturity of 90 days or less.

GOVERNMENT FUND


The Government Fund invests primarily in U.S. Treasury and agency securities, including repurchase agreements collateralized fully by U.S. Treasury and agency securities.


GOVERNMENT TAX-MANAGED FUND


The Government Tax-Managed Fund invests primarily in U.S. Treasury and agency securities that pay interest exempt from state personal income tax.

MUNICIPAL FUND

The Municipal Fund invests primarily in high quality tax exempt securities. Under normal market conditions, the Municipal Fund will invest at least 80% of its total assets in tax exempt securities. At least 80% of the Municipal Fund's annual interest income will be exempt from federal regular income tax. Interest from the Municipal Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT).


PRIME FUND


The Prime Fund invests primarily in high quality fixed income securities issued by banks, corporations and the U.S. government.

PRIME CASH FUND

The Prime Cash Fund invests primarily in high quality fixed income securities issued by banks, corporations and the U.S. government.

PRIME VALUE FUND

The Prime Value Fund invests primarily in high quality fixed income securities issued by banks, corporations and the U.S. government.


TAX-FREE FUND


The Tax-Free Fund invests primarily in high quality tax exempt securities. At least 80% of the Tax-Free Fund's annual interest income will be exempt from federal regular income tax. Interest from the Tax-Free Fund's investments may be subject to AMT.

TREASURY FUND


The Treasury Fund invests primarily in U.S. Treasury securities, including repurchase agreements collateralized fully by U.S. Treasury securities.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

All mutual funds take investment risks. Therefore, even though the Funds are money market funds that seek to maintain a stable net asset value, it is possible to lose money by investing in a Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


RISK/RETURN BAR CHART AND TABLE

[Graphic]

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.


The Fund's Institutional Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.


The Fund's Institutional Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was 3.67%.

Within the periods shown in the Chart, the Fund's Institutional Shares highest quarterly return was 1.68% (quarter ended March 31, 1991). Its lowest quarterly return was 0.76% (quarter ended June 30, 1993).

AVERAGE ANNUAL TOTAL RETURN TABLE


The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 1998.


CALENDAR PERIOD          FUND
1 Year                   5.45%
5 Years                  5.29%
Start of Performance 1   5.21%


1 The Fund's Institutional Shares start of performance date was March 30, 1990.

The Fund's Institutional Shares 7-Day Net Yield as of December 31, 1998 was 4.91%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.


Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

RISK/RETURN BAR CHART AND TABLE

[Graphic]

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's Institutional Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Institutional Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was 3.65%.

Within the periods shown in the Chart, the Fund's Institutional Shares highest quarterly return was 1.36% (quarter ended December 31, 1997). Its lowest quarterly return was 1.26% (quarter ended December 31, 1998).

AVERAGE ANNUAL TOTAL RETURN TABLE


The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 1998.


CALENDAR PERIOD          FUND
1 Year                   5.37%
Start of Performance 1   5.44%


1 The Fund's Institutional Shares start of performance date was June 2, 1995.

The Fund's Institutional Shares 7-Day Net Yield as of December 31, 1998 was 4.94%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.


Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

RISK/RETURN BAR CHART AND TABLE

The Bar Chart and Performance Table below reflect historical performance data for Institutional Shares of Municipal Obligations Fund (the "Former Fund") prior to its reorganization into the Municipal Obligations Fund, which is a newly created portfolio of Money Market Obligations Trust. On the date of the reorganization, November 1, 1999, the Former Fund will be dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) will be transferred to the Municipal Obligations Fund.

[Graphic]

Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's Institutional Shares total returns on a calendar year-end basis.

The Former Fund's Institutional Shares are not sold subject to a sales charge
(load). The total returns displayed above are based upon net asset value.

The Former Fund's Institutional Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was 2.44%.

Within the periods shown in the Chart, the Former Fund's Institutional Shares highest quarterly return was 1.04% (quarter ended June 30, 1995). Its lowest quarterly return was 0.60% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Former Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 1998.

CALENDAR PERIOD          FUND
1 Year                   3.56%
5 Years                  3.55%
Start of Performance 1   3.39%

1 The Former Fund's Institutional Shares start of performance date was February 8, 1993.

The Former Fund's Institutional Shares 7-Day Net Yield as of December 31, 1998 was 3.77%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

RISK/RETURN BAR CHART AND TABLE

[Graphic]

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.


The Fund's Institutional Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.


The Fund's Institutional Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was 3.73%.

Within the periods shown in the Chart, the Fund's Institutional Shares highest quarterly return was 1.74% (quarter ended March 31, 1991). Its lowest quarterly return was 0.77% (quarter ended June 30, 1993).

AVERAGE ANNUAL TOTAL RETURN TABLE


The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 1998.


CALENDAR PERIOD          FUND
1 Year                   5.52%
5 Years                  5.34%
Start of Performance 1   5.27%


1 The Fund's Institutional Shares start of performance date was March 26, 1990.

The Fund's Institutional Shares 7-Day Net Yield as of December 31, 1998 was 5.07%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.


Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

RISK/RETURN BAR CHART AND TABLE

The Bar Chart and Performance Table below reflect historical performance data for Institutional Shares of Prime Cash Obligations Fund (the "Former Fund") prior to its reorganization into the Prime Cash Obligations Fund, which is a newly created portfolio of Money Market Obligations Trust. On the date of the reorganization, November 1, 1999, the Former Fund will be dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) will be transferred to the Prime Cash Obligations Fund.

[Graphic]

Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's Institutional Shares total returns on a calendar year-end basis.

The Former Fund's Institutional Shares are not sold subject to a sales charge
(load). The total returns displayed above are based upon net asset value.

The Former Fund's Institutional Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was 3.74%.

Within the periods shown in the Chart, the Former Fund's Institutional Shares highest quarterly return was 1.53% (quarter ended June 30, 1995). Its lowest quarterly return was 0.81% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Former Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 1998.

CALENDAR PERIOD          FUND
1 Year                   5.56%
5 Years                  5.38%
Start of Performance 1   5.05%

1 The Former Fund's Institutional Shares start of performance date was February 8, 1993.

The Former Fund's Institutional Shares 7-Day Net Yield as of December 31, 1998 was 5.10%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

RISK/RETURN BAR CHART AND TABLE

The Bar Chart and Performance Table below reflect historical performance data for Institutional Shares of Prime Value Obligations Fund (the "Former Fund") prior to its reorganization into the Prime Value Obligations Fund, which is a newly created portfolio of Money Market Obligations Trust. On the date of the reorganization, November 1, 1999, the Former Fund will be dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) will be transferred to the Prime Value Obligations Fund.

[Graphic]

Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's Institutional Shares total returns on a calendar year-end basis.

The Former Fund's Institutional Shares are not sold subject to a sales charge
(load). The total returns displayed above are based upon net asset value.

The Former Fund's Institutional Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was 3.76%.

Within the periods shown in the Chart, the Former Fund's Institutional Shares highest quarterly return was 1.53% (quarter ended June 30, 1995). Its lowest quarterly return was 0.82% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Former Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 1998.

CALENDAR PERIOD          FUND
1 Year                   5.58%
5 Years                  5.41%
Start of Performance 1   5.08%

1 The Former Fund's Institutional Shares start of performance date was February 8, 1993.

The Former Fund's Institutional Shares 7-Day Net Yield as of December 31, 1998 was 5.15%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

RISK/RETURN BAR CHART AND TABLE

[Graphic]


Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's Institutional Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.


The Fund's Institutional Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was 2.28%.


Within the periods shown in the Chart, the Fund's Institutional Shares highest quarterly return was 1.48% (quarter ended December 31, 1990). Its lowest quarterly return was 0.55% (quarter ended March 31, 1994).


AVERAGE ANNUAL TOTAL RETURN TABLE


The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 1998.

CALENDAR PERIOD         Fund
1 Year                  3.38%
5 Years                 3.40%
Start of Performance 1  3.66%

1 The Fund's Institutional Shares start of performance date was December 12,
1989.

The Fund's Institutional Shares 7-Day Net Yield as of December 31, 1998 was 3.58%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.


Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

RISK/RETURN BAR CHART AND TABLE

[Graphic]


Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's Institutional Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.


The Fund's Institutional Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was 3.57%.


Within the periods shown in the Chart, the Fund's Institutional Shares highest quarterly return was 2.02% (quarter ended September 30, 1990). Its lowest quarterly return was 0.75% (quarter ended June 30, 1993).


AVERAGE ANNUAL TOTAL RETURN TABLE


The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 1998.

CALENDAR PERIOD          FUND
1 Year                   5.37%
5 Years                  5.23%
Start of Performance 1   5.23%

1 The Fund's Institutional Shares start of performance date was December 12,
1989.

The Fund's Institutional Shares 7-Day Net Yield as of December 31, 1998 was 4.75%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.


Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are Each Fund's Fees and Expenses?

MONEY MARKET OBLIGATIONS TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Government Obligations Fund and the Government Obligations Tax-Managed Fund.

                                                               Government
                                                 Government    Obligations
                                                 Obligations   Tax-Managed
SHAREHOLDER FEES                                 Fund          Fund
Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                               None          None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds, as
applicable)                                      None          None
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions)
(as a percentage of
offering price).                                 None          None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)                         None          None
Exchange Fee                                     None          None

ANNUAL FUND OPERATING
EXPENSES (Before Waivers)
1
Expenses That are Deducted
From Fund Assets (as a
percentage of average net
assets)
Management Fee 2                                0.20%         0.20%
Distribution (12b-1) Fee                        None          None
Shareholder Services Fee 3                      0.25%         0.25%
Other Expenses                                  0.09%         0.10%
Total Annual Fund
Operating Expenses                              0.54%         0.55%

1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended July 31, 1999.

Total Waiver of Fund
Expenses                                        0.34%         0.35%
Total Actual Annual
Fund
Operating Expenses
(after
waivers)                                        0.20%         0.20%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by Government Obligations Fund and Government Obligations Tax-Managed Fund (after the voluntary waiver) was 0.11% and 0.10%, respectively, for the fiscal year ended July 31, 1999.

3 The shareholder services provider voluntarily waived the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Funds' Institutional Shares
(after the voluntary waiver) was 0.00% for the fiscal year ended July 31, 1999.

EXAMPLE


This Example is intended to help you compare the cost of investing in the Funds' Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds' Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds' Institutional Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


FUND                                     1 YEAR  3 YEARS  5 YEARS  10 YEARS
Government Obligations Fund                $55     $173     $302      $677
Government Obligations Tax-Managed Fund    $56     $176     $307      $689


MONEY MARKET OBLIGATIONS TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Prime Obligations Fund, Tax-Free Obligations Fund and Treasury Obligations Fund and the Government Obligations Tax-Managed Fund.

                                         PRIME         TAX-FREE       TREASURY
                                         OBLIGATIONS   OBLIGATIONS    OBLIGATIONS
SHAREHOLDER FEES                         FUND          FUND           FUND
Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases
(as a percentage of
offering price)                          None          None           None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds, as
applicable)                              None          None           None
Maximum Sales
Charge
(Load) Imposed
on
Reinvested Dividends
(and
other Distributions) (as
a
percentage of
offering
price).                                  None          None           None
Redemption Fee (as
a
percentage of
amount
redeemed, if applicable)                 None          None           None
Exchange Fee                             None          None           None

ANNUAL FUND OPERATING
EXPENSES (Before
Waivers)
1 Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee 2                         0.20%         0.20%          0.20%
Distribution (12b-1) Fee                 None          None           None
Shareholder Services Fee 3               0.25%         0.25%          0.25%
Other Expenses                           0.10%         0.10%          0.09%
Total Annual
Fund
Operating Expenses                       0.55%         0.55%          0.54%

1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended July 31, 1999.

Total Waiver of
Fund
Expenses                                 0.35%         0.35%          0.34%

Total Actual Annual Fund
Operating Expenses (after
waivers)                                 0.20%         0.20%          0.20%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by Prime Obligations Fund, Tax-Free Obligations Fund and Treasury Obligations Fund
(after the voluntary waiver) was 0.10%, 0.10% and 0.11%, respectively, for the fiscal year ended July 31, 1999.

3 The shareholder services provider voluntarily waived the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Funds' Institutional Shares
(after the voluntary waiver) was 0.00% for the fiscal year ended July 31, 1999.

EXAMPLE


This Example is intended to help you compare the cost of investing in the Funds' Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds' Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds' Institutional Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FUND                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
Prime Obligations Fund         $56      $176      $307       $689
Tax-Free Obligations Fund      $56      $176      $307       $689
Treasury Obligations Fund      $55      $173      $302       $677


MONEY MARKET OBLIGATIONS TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Municipal Obligations Fund, Prime Cash Obligations Fund and Prime Value Obligations Fund.

                                                    MUNICIPAL     PRIME CASH    PRIME VALUE
                                                    OBLIGATIONS   OBLIGATIONS   OBLIGATIONS
SHAREHOLDER FEES                                    FUND          FUND          FUND
Fees Paid Directly
From
Your
Investment
Maximum Sales
Charge
(Load) Imposed
on
Purchases (as a
percentage
of offering price)                                  None          None          None
Maximum Deferred
Sales
Charge (Load) (as
a
percentage of
original
purchase price
or
redemption proceeds,
as
applicable)                                         None          None          None
Maximum Sales
Charge
(Load) Imposed
on
Reinvested Dividends
(and
other Distributions) (as
a
percentage of
offering
price).                                             None          None          None
Redemption Fee (as
a
percentage of
amount
redeemed, if applicable)                            None          None          None
Exchange Fee                                        None          None          None

ANNUAL FUND
OPERATING
EXPENSES (Before
Waivers)
1 Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee 2                                    0.20%         0.20%         0.20%
Distribution (12b-1) Fee                            None          None          None
Shareholder Services Fee 3                          0.25%         0.25%         0.25%
Other Expenses                                      0.16%         0.11%         0.11%
Total Annual Fund
Operating Expenses 4                                0.61%         0.56%         0.56%

1 Although not contractually obligated to do so, the adviser and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Funds expect to pay for the fiscal year ending July
31,2000.

 Total Waiver of
Fund
Expenses                                            0.43%         0.38%         0.40%
 Total Actual Annual
Fund
Operating Expenses
(after
waivers)                                            0.18%         0.18%         0.16%

2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by Municipal Obligations Fund, Prime Cash Obligations Fund and Prime Value Obligations Fund (after the anticipated voluntary waiver) is expected to be 0.02%, 0.07% and 0.05%, respectively, for the fiscal year ending
July 31, 2000.

3 The shareholder services provider has no present intention of paying or accruing the shareholder services fee during the fiscal year ending July 31, 2000. 4 For the fiscal year ended July 31, 1999, prior to the reorganization of Municipal Obligations Fund, Prime Cash Obligations Fund and Prime Value
Obligations Fund, the Former Funds, as portfolios of Money Market Obligations
Trust, had Total Annual Fund Operating Expenses and Total Actual Annual Fund
Operating Expenses (after waivers) of 0.61% and 0.18%, 0.56% and 0.18% and 0.56% and 0.16%, respectively.

EXAMPLE


This Example is intended to help you compare the cost of investing in the Funds' Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds' Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds' Institutional Shares operating expenses are BEFORE WAIVERS as estimated in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FUND                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
Municipal Obligations Fund        $62      $195      $340       $762
Prime Cash Obligations Fund       $57      $179      $313       $701
Prime Value Obligations Fund      $57      $179      $313       $701


What are Each Fund's Investment Strategies?

Each Fund's investment strategy is described earlier under "What are Each Fund's Main Investment Strategies?" Following is additional information on the investment strategies for the Funds.

The Adviser for each of the Funds targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:


* current U.S. economic activity and the economic outlook;

* current short-term interest rates;

* the Federal Reserve Board's policies regarding short-term interest rates; and

* the potential effects of foreign economic activity on U.S. short-term interest rates.


The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.


MUNICIPAL FUND, PRIME FUND, PRIME CASH FUND, PRIME VALUE FUND AND TAX-FREE
FUND

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

MUNICIPAL FUND AND TAX-FREE FUND

In targeting a dollar-weighted average portfolio maturity range, the Adviser also will consider the tax exempt securities available. In addition, the Adviser may invest in securities subject to AMT in an attempt to enhance yield and provide diversification.

INDUSTRY CONCENTRATION


The Prime Fund may invest 25% or more of its assets in commercial paper issued by finance companies. The Prime Value Fund may invest 25% or more of its assets in obligations of issuers in the banking industry or in obligations, such as repurchase agreements, secured by such obligations.


TEMPORARY DEFENSIVE INVESTMENTS


The Municipal Fund and the Tax-Free Fund may temporarily depart from their principal investment strategies by investing their assets in securities subject to federal income tax. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Funds to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Funds Invest?

GOVERNMENT FUND


The Government Fund invests primarily in fixed income securities, including U.S. Treasury securities, agency securities and repurchase agreements.


GOVERNMENT TAX-MANAGED FUND


The Government Tax-Managed Fund invests primarily in fixed income securities, including U.S. Treasury securities and agency securities.

MUNICIPAL FUND

The Municipal Fund invests primarily in tax exempt securities, a type of fixed income security, including variable rate demand instruments and municipal notes. Certain of these tax exempt securities may be subject to credit enhancement.


PRIME FUND


The Prime Fund invests primarily in fixed income securities, including corporate debt securities, commercial paper, demand instruments, bank instruments, asset backed securities and repurchase agreements. Certain of these fixed income securities may be subject to credit enhancement.

PRIME CASH FUND

The Prime Cash Fund invests primarily in fixed income securities, including corporate debt securities, commercial paper, demand instruments, bank instruments, asset backed securities and repurchase agreements. Certain of these fixed income securities may be subject to credit enhancement.

PRIME VALUE FUND

The Prime Value Fund invests primarily in fixed income securities, including corporate debt securities, commercial paper, demand instruments, bank instruments, asset backed securities and repurchase agreements. Certain of these fixed income securities may be subject to credit enhancement.

TAX-FREE FUND


The Tax-Free Fund invests primarily in tax exempt securities, a type of fixed income security, including variable rate demand instruments and municipal notes. Certain of these tax exempt securities may be subject to credit enhancement.


TREASURY FUND


The Treasury Fund invests primarily in fixed income securities, including U.S. Treasury securities and repurchase agreements.


FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

U.S. TREASURY SECURITIES


U.S. Treasury securities are direct obligations of the federal government of the United States.


AGENCY SECURITIES


Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.


CORPORATE DEBT SECURITIES


Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Prime Fund, the Prime Cash Fund and the Prime Value Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-
U.S. branches of U.S. or foreign banks.

ASSET BACKED SECURITIES


Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes or pass through certificates.


TAX EXEMPT SECURITIES


Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

VARIABLE RATE DEMAND INSTRUMENTS


Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 13 months.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.


Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Repurchase agreements are subject to credit risks.

INVESTMENT RATINGS


The money market instruments in which the Prime Fund, the Prime Cash Fund and the Tax-Free Fund invest must be rated in the highest short-term rating category by one or more NRSROs or be of comparable quality to securities having such ratings. The securities in which the Municipal Fund and the Prime Value Fund invest must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Funds?


Each of the Funds is subject to interest rate risks. In addition, each of the Funds (except the Government Tax-Managed Fund) is subject to credit risks. Finally, the Municipal Fund, the Prime Fund, the Prime Cash Fund, the Prime Value Fund and the Tax-Free Fund are subject to sector risks.


INTERESTS RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKS


MUNICIPAL FUND, PRIME FUND, PRIME CASH FUND, PRIME VALUE FUND AND
TAX-FREE FUND


Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.


Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely on the Adviser's credit assessment.

GOVERNMENT FUND, PRIME FUND, PRIME CASH FUND, PRIME VALUE FUND AND
TREASURY FUND


Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

SECTOR RISKS


A substantial part of the portfolios of the Prime Fund and the Prime Value Fund may be comprised of securities issued by finance companies or the banking industry, respectively, or companies with similar characteristics. In addition, a substantial part of the portfolios of the Municipal Fund, the Prime Fund, the Prime Cash Fund, the Prime Value Fund and the Tax-Free Fund may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Municipal Fund, the Prime Fund, the Prime Cash Fund, the Prime Value Fund and the Tax-Free Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.


What Do Shares Cost?


You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Funds attempt to stabilize the net asset value (NAV) of their Shares at $1.00 by valuing the portfolio securities using the amortized cost method. A Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Funds do not charge a front-end sales charge. The NAV of the Municipal Fund, the Prime Cash Fund, the Prime Value Fund and the Tax-Free Fund is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The NAV of the Government Tax- Managed Fund is determined at 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The NAV of the Government Fund, the Prime Fund and the Treasury Fund is determined at 5:00 p.m. (Eastern time) each day the NYSE is open.


The required minimum initial investment for each Fund is $1,000,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $1,000,000 minimum is reached within one year. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How are the Funds Sold?


The Funds offer three share classes: Institutional Shares, Institutional Service Shares and Institutional Capital Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1- 800-341-7400 for more information concerning the other classes.

The Funds' Distributor, Federated Securities Corp., markets the Shares described in this prospectus to entities holding Shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors, or to individuals, directly or through investment professionals. The Municipal Fund and the Tax-Free Fund may not be a suitable investment for retirement plans because they invest in municipal securities.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Funds. The Funds reserve the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order for Shares of the Government Tax-Managed Fund to the investment professional before 2:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 2:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.



* Submit your purchase order for Shares of the Municipal Fund, the Prime Cash Fund, the Prime Value Fund and the Tax-Free Fund to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

* Submit your purchase order for Shares of the Government Fund, the Prime Fund and the Treasury Fund to the investment professional before 5:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 5:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.


Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUNDS

* Establish your account with a Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.


You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund of Federated Shareholder Services Company, the Fund's transfer agent.


An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Funds will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY INVEST-BY-PHONE


Once you establish an account, you may use the Funds' Invest-By-Phone privilege for future Share purchases if you have an account with a bank that is an Automated Clearing House (ACH) member. To apply, call the Funds for an authorization form. You may use Invest-By-Phone to purchase Shares approximately two weeks from the date you file the form with Federated Shareholder Services Company.

BY AUTOMATED CLEARING HOUSE

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from a Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUNDS

BY TELEPHONE


You may redeem Shares by calling a Fund at

1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions. If you call before 12:00 noon (Eastern time) with respect to the Municipal Fund and the Tax-Free Fund, 2:00 p.m. (Eastern time) with respect to the Government Tax-Managed Fund, 3:00 p.m. (Eastern time) with respect to the Prime Cash Fund and the Prime Value Fund and 5:00 p.m. (Eastern time) with respect to the Government Fund, the Prime Fund and the Treasury Fund, your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time) with respect to the Municipal Fund and the Tax-Free Fund, 2:00 p.m. (Eastern time) with respect to the Government Tax-Managed Fund, 3:00 p.m. (Eastern time) with respect to the Prime Cash Fund and the Prime Value Fund and 5:00 p.m. (Eastern time) with respect to the Government Fund, the Prime Fund and the Treasury Fund, your redemption will be wired to you the following business day. You will receive that day's dividend. With respect to the Tax-Free Fund and the Government Tax-Managed Fund, under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 12:00 noon (Eastern time) and 2:00 p.m. (Eastern time), respectively.


BY MAIL

You may redeem Shares by mailing a written request to a Fund.


Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed. Send requests by mail to:


Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Funds if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND


Although each Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Funds no longer issue share certificates. If you are redeeming Shares represented by certificates previously issued by a Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Funds declare any dividends daily and pay them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after a Fund receives your check. In either case, you earn dividends through the day your redemption request is received.


The Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Funds will pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Funds. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.


Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

The Municipal Fund and the Tax-Free Fund send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that distributions from the Municipal Fund and the Tax-Free Fund will be primarily dividends that are exempt from federal income tax, although a portion of each Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Funds. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.


Who Manages the Funds?

The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.20% of each Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Funds for certain operating expenses.

YEAR 2000 READINESS


The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or may experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Funds, that rely on computers.


While it is impossible to determine in advance all of the risks to the Funds, the Funds could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Funds' service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.


Year 2000 problems would also increase the risks of the Funds' investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Funds may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities. The financial impact of these issues for the Funds is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Funds.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand each Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.


This information has been audited by Arthur Andersen LLP and Ernst & Young LLP, whose reports, along with each Fund's audited financial statements, are included in the Annual Reports.


Financial Highlights-Government Obligations Fund

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

YEAR ENDED JULY 31                               1999           1998           1997           1996
1995
NET ASSET VALUE, BEGINNING OF PERIOD           $ 1.00         $ 1.00         $ 1.00         $ 1.00         $
1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                            0.05           0.05           0.05           0.05
0.05
LESS DISTRIBUTIONS:
Distributions from net investment income        (0.05)         (0.05)         (0.05)         (0.05)
(0.05)
NET ASSET VALUE, END OF PERIOD                 $ 1.00         $ 1.00         $ 1.00         $ 1.00         $
1.00
TOTAL RETURN 1                                   5.04%          5.59%          5.43%          5.55%
5.57%

RATIOS TO AVERAGE NET ASSETS:
Expenses 2                                       0.54%          0.55%          0.55%          0.56%
0.60%
Net investment income 2                          4.58%          5.10%          4.97%          5.05%
5.18%
Expenses (after waiver)                          0.20%          0.20%          0.20%          0.20%
0.20%
Net investments income (after waiver)            4.92%          5.45%          5.32%          5.41%
5.58%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $4,498,581     $3,707,106     $3,293,392     $2,182,999
$1,926,516

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntarily waivers had not occurred, the ratios would have been as indicated.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 1999, which can be obtained free of charge.


Financial Highlights-Government Obligations Tax-Managed Fund

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

YEAR ENDED JULY 31                               1999               1998             1997
1996            1995 1
NET ASSET VALUE, BEGINNING OF PERIOD           $ 1.00             $ 1.00           $ 1.00            $
1.00          $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                            0.05               0.05             0.05
0.05             0.01
LESS DISTRIBUTIONS:
Distributions from net investment income        (0.05)             (0.05)           (0.05)
(0.05)           (0.01)
NET ASSET VALUE, END OF PERIOD                 $ 1.00             $ 1.00           $ 1.00            $
1.00           $ 1.00
TOTAL RETURN 2                                   5.00%              5.49%            5.35%
5.50%            0.94%

RATIOS TO AVERAGE NET ASSETS:
Expenses 3                                       0.55%              0.57%            0.58%
0.61%            0.85% 4
Net investment income 3                          4.53%              4.98%            4.88%
4.84%            5.13% 4
Expenses (after waivers)                         0.20%              0.20%            0.20%
0.17%            0.20% 4
Net investment income (after waivers)            4.88%              5.35%            5.26%
5.28% 5.78% 4 SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $1,066,412           $953,268         $510,683
$199,243           $3,070

1 Reflects operations for the period from June 2, 1995 (date of initial public investment) to July 31, 1995.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 1999, which can be obtained free of charge.


Financial Highlights-Municipal Obligations Fund

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        PERIOD
                                                         ENDED
                                                      JULY 31,                             YEAR ENDED JANUARY
31,
                                                          1999 1         1999         1998         1997 2
1996          1995
NET ASSET VALUE, BEGINNING OF PERIOD                    $ 1.00         $ 1.00       $ 1.00       $ 1.00       $
1.00        $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                     0.02           0.03         0.04         0.04
0.04          0.03
LESS DISTRIBUTIONS:
Distributions from net investment income                 (0.02)        (0.03)        (0.04)       (0.04)
(0.04 )       (0.03)
Distributions from net realized gains on investments         -             -             -            -
(0.00) 3          -
NET ASSET VALUE, END OF PERIOD                          $ 1.00        $ 1.00        $ 1.00       $ 1.00       $
1.00        $ 1.00
TOTAL RETURN 4                                            1.59%         3.53%         3.68%        3.56%
4.03%         3.04%

RATIOS TO AVERAGE NET ASSETS:
Expenses 5                                                0.36% 6       0.59%         0.41%        0.38%
0.30%         0.31%
Net investment income 5                                   2.99% 6       3.00%         3.34%        3.28%
3.83%         2.70%
Expenses (after waivers)                                  0.18% 6       0.18%         0.18%        0.18%
0.18%         0.15%
Net investment income (after waivers)                     3.17% 6       3.41%         3.57%        3.48%
3.95%         2.86%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)               $354,034       $303,899     $217,838     $159,561
$135,120       $93,595

1 The Fund has changed its fiscal year-end from January 31 to July 31.

2 Federated Investment Management Company, formerly Federated Management, became the Fund's investment adviser on November 15, 1996. Prior to November 15, 1996, Lehman Brothers Global Asset Management served as the
Fund's investment adviser.

3 Amount represents less than ($0.01) per share.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

6 Computed on an annualized basis.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 1999, which can be obtained free of charge.


Financial Highlights-Prime Obligations Fund

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

YEAR ENDED JULY 31                               1999           1998           1997           1996
1995
NET ASSET VALUE, BEGINNING OF PERIOD          $  1.00        $  1.00        $  1.00        $  1.00        $
1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                            0.05           0.05           0.05           0.05
0.06
LESS DISTRIBUTIONS:
Distributions from net investment income        (0.05)         (0.05)         (0.05)         (0.05)
(0.06)
NET ASSET VALUE, END OF PERIOD                $  1.00        $  1.00        $  1.00        $  1.00        $
1.00
TOTAL RETURN 1                                   5.14%          5.64%          5.45%          5.58%
5.65%

RATIOS TO AVERAGE NET ASSETS:
Expenses 2                                       0.55%          0.55%          0.56%          0.56%
0.58%
Net Investment income 2                          4.64%          5.16%          4.99%          5.07%
5.22%
Expenses (after waivers)                         0.20%          0.20%          0.20%          0.20%
0.20%
Net investment income (after waivers)            4.99%          5.51%          5.35%          5.43%
5.60%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $5,185,448     $3,980,339     $3,588,082     $3,032,602
$2,457,797

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 1999, which can be obtained free of charge.


Financial Highlights-Prime Cash Obligations Fund

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                           PERIOD
                                            ENDED
                                         JULY 31,                                  YEAR ENDED JANUARY 31,
                                             1999 1          1999           1998           1997 2
1996           1995
NET ASSET VALUE, BEGINNING OF PERIOD      $  1.00         $  1.00        $  1.00        $  1.00          $
1.00        $  1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                        0.02            0.05           0.06           0.05
0.06           0.04
LESS DISTRIBUTIONS:
Distributions from net
investment income                           (0.02)          (0.05)         (0.06)         (0.05)
(0.06)         (0.04)
NET ASSET VALUE, END OF PERIOD            $  1.00         $  1.00        $  1.00        $  1.00          $
1.00        $  1.00
TOTAL RETURN 3                               2.42%           5.50%          5.61%          5.38%
6.08%          4.52%

RATIOS TO AVERAGE NET ASSETS:
Expenses 4                                   0.31% 5         0.55%          0.30%          0.32%
0.25%          0.25%
Net Investment income 4                      4.68% 5         4.92%          5.32%          5.11%
5.82%          4.17%
Expenses (after waivers)                     0.18% 5         0.18%          0.18%          0.18%
0.17%          0.12%
Net investment income
(after waivers)                              4.81% 5         5.29%          5.44%          5.25%
5.90%          4.30%
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                          $1,929,887      $1,825,266     $1,100,620     $1,572,912
$3,919,186     $1,538,802

1 The Fund has changed its fiscal year-end from January 31 to July 31.

2 Federated Investment Management Company, formerly Federated Management, became the Fund's investment adviser on November 15, 1996. Prior to November 15, 1996, Lehman Brothers Global Asset Management served as the
Fund's investment adviser.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

5 Computed on an annualized basis.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 1999, which can be obtained free of charge.


Financial Highlights-Prime Value Obligations Fund

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               PERIOD
                                                ENDED
                                             JULY 31,                              YEAR ENDED JANUARY 31,
                                                 1999 1          1999         1998         1997 2
1996           1995
NET ASSET VALUE, BEGINNING OF PERIOD           $ 1.00          $ 1.00       $ 1.00       $ 1.00          $
1.00         $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                            0.02            0.05         0.06         0.05
0.06           0.04
LESS DISTRIBUTIONS:
Distributions from net investment income        (0.02)          (0.05)       (0.06)       (0.05)
(0.06)         (0.04)
NET ASSET VALUE, END OF PERIOD                 $ 1.00          $ 1.00       $ 1.00       $ 1.00          $
1.00         $ 1.00
TOTAL RETURN 3                                   2.44%           5.53%        5.68%        5.41%
6.10%          4.51%

RATIOS TO AVERAGE NET ASSETS:
Expenses 4                                       0.31% 5         0.56%        0.32%        0.31%
0.25%          0.25%
Net investment income 4                          4.72% 5         4.97%        5.41%        5.14%
5.85%          4.04%
Expenses (after waivers)                         0.16% 5         0.16%        0.14%        0.16%
0.17%          0.09%
Net investment income (after waivers)            4.87% 5         5.37%        5.59%        5.29%
5.93%          4.20%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $1,147,717      $1,474,123     $865,742     $387,994
$2,754,390     $1,470,317

1 The Fund has changed its fiscal year-end from January 31 to July 31.

2 Federated Investment Management Company, formerly Federated Management, became the Fund's investment adviser on November 15, 1996. Prior to November 15, 1996, Lehman Brothers Global Asset Management served as the
Fund's investment adviser.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

5 Computed on an annualized basis.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 1999, which can be obtained free of charge.


Financial Highlights-Tax-Free Obligations Fund

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

YEAR ENDED JULY 31                               1999           1998           1997           1996          1995
NET ASSET VALUE, BEGINNING OF PERIOD           $ 1.00         $ 1.00         $ 1.00        $ 1.00         $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                            0.03           0.03           0.03          0.03           0.04
LESS DISTRIBUTIONS:
Distributions from net investment income        (0.03)         (0.03)         (0.03)        (0.03)         (0.04)
NET ASSET VALUE, END OF PERIOD                 $ 1.00         $ 1.00         $ 1.00        $ 1.00         $ 1.00
TOTAL RETURN 1                                   3.14%          3.50%          3.49%         3.55%          3.64%

RATIOS TO AVERAGE NET ASSETS:
Expenses 2                                       0.55%          0.55%          0.55%         0.56%          0.59%
Net investment income 2                          2.73%          3.10%          3.08%         3.10%          3.23%
Expenses (after waivers)                         0.20%          0.20%          0.20%         0.20%          0.20%
Net investment income (after waivers)            3.08%          3.45%          3.43%         3.46%          3.62%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $2,461,697     $2,279,770     $1,474,180     1,514,979     $1,295,458

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 1999, which can be obtained free of charge.


Financial Highlights-Treasury Obligations Fund

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

YEAR ENDED JULY 31                             1999           1998           1997           1996           1995
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                          0.05           0.05           0.05           0.05           0.05
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.05)         (0.05)         (0.05)         (0.05)         (0.05)
NET ASSET VALUE, END OF PERIOD               $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
TOTAL RETURN 1                                 4.91%          5.54%          5.36%          5.53%          5.50%

RATIOS TO AVERAGE NET ASSETS:
Expenses 2                                     0.54%          0.55%          0.55%          0.56%          0.56%
Net investment income 2                        4.45%          5.05%          4.89%          5.01%          5.06%
Expenses (after waivers)                       0.20%          0.20%          0.20%          0.20%          0.20%
Net investment income (after waivers)          4.79%          5.40%          5.24%          5.37%          5.42%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)  $5,477,028     $5,289,871     $4,814,583     $4,649,870     $3,441,068

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 1999, which can be obtained free of charge.

[Graphic]
Federated
World-Class Investment Manager

Money Market Obligations Trust

Government Obligations Fund

Government Obligations Tax-Managed Fund

Municipal Obligations Fund

Prime Obligations Fund

Prime Cash Obligations Fund

Prime Value Obligations Fund

Tax-Free Obligations Fund

Treasury Obligations Fund

INSTITUTIONAL SHARES

PROSPECTUS


OCTOBER 31, 1999

A Statement of Additional Information (SAI) dated October 31, 1999, is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Funds' SAI, Annual and Semi-Annual Reports to shareholders as they become available. The Annual Reports discuss market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. To obtain the SAI, the Annual Report, the Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Funds at 1-800-341-7400.

You can obtain information about the Funds (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942- 8090 for information on the Public Reference Room's operations and copying fees. [Graphic] Federated Money Market Obligations Trust Federated Investors Funds 5800 Corporate Drive Pittsburgh, PA 15237-7000 1-800-341-7400
WWW.FEDERATEDINVESTORS.COM Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Cusip 60934N104

Cusip 60934N856

Cusip 60934N658

Cusip 60934N203

Cusip 60934N625

Cusip 60934N583

Cusip 60934N401

Cusip 60934N500

G02705-01 (10/99)

[Graphic]


STATEMENT OF ADDITIONAL INFORMATION

Money Market Obligations Trust

Government Obligations Fund (Government Fund)

Government Obligations Tax-Managed Fund (Government Tax-Managed Fund)

Municipal Obligations Fund (Municipal Fund)

Prime Obligations Fund (Prime Fund)

Prime Cash Obligations Fund (Prime Cash Fund)

Prime Value Obligations Fund (Prime Value Fund)

Tax-Free Obligations Fund (Tax-Free Fund)

Treasury Obligations Fund (Treasury Fund)

INSTITUTIONAL SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Institutional Shares of the Funds, dated October 31, 1999. This SAI incorporates by reference the Funds' Annual Reports. Obtain the prospectus or the Annual Reports without charge by calling 1-800-341-7400.

OCTOBER 31, 1999

 [Graphic]
Federated
World-Class Investment Manager
Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM
Federated Securities Corp., Distributor


G02705-03 (10/99)


[Graphic]

CONTENTS


How are the Funds Organized?  1
Securities in Which the Funds Invest  1
What Do Shares Cost?  5
How are the Funds Sold?  5
Subaccounting Services  6
Redemption in Kind  6
Massachusetts Partnership Law  6
Account and Share Information  7
Tax Information  7
Who Manages and Provides Services to the Funds?  7
How Do the Funds Measure Performance?  11
Who is Federated Investors, Inc.?  14
Financial Information  16
Investment Ratings  16
Addresses  17


How are the Funds Organized?


Each Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Municipal Fund and the Prime Value Fund, which were established on February 5, 1993, and the Prime Cash Fund, which was established on November 16, 1992, will be reorganized as portfolios of the Trust on November 1, 1999.

The Board of Trustees (the Board) has established three classes of shares of the Funds, known as Institutional Shares, Institutional Service Shares and Institutional Capital Shares. This SAI relates to Institutional Shares (Shares). The Funds' investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Management, former adviser to the Funds (except the Government Tax-Managed Fund) and Federated Administrative Services, former adviser to the Government Tax-Managed Fund, became Federated Investment Management Company (formerly, Federated Advisers).

Securities in Which the Funds Invest

SECURITIES DESCRIPTIONS AND TECHNIQUES

The Funds' principal securities are described in the prospectus. In pursuing their investment strategies, the Funds may invest in such securities, or the securities described below, for any purpose that is consistent with their investment objectives.


ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

SPECIAL TRANSACTIONS

DELAYED DELIVERY TRANSACTIONS


Delayed delivery transactions, including when-issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to a Fund. A Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for a Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

SECURITIES LENDING


A Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, a Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay a Fund the equivalent of any dividends or interest received on the loaned securities. A Fund will reinvest cash collateral in securities that qualify as an acceptable investment for a Fund. However, a Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of a Fund or the borrower. A Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. A Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

The Prime Fund has no present intention to engage in securities lending.

ASSET COVERAGE


In order to secure its obligations in connection with special transactions, a Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless a Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause a Fund to miss favorable trading opportunities or to realize losses on special transactions.


INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Funds may invest their assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

In addition, a Fund may invest in the securities described below.


PRIME FUND, PRIME CASH FUND AND PRIME VALUE FUND


MUNICIPAL SECURITIES


Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Funds may invest in taxable municipal securities.

INSURANCE CONTRACTS


Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Funds treat these contracts as fixed income securities.


FOREIGN SECURITIES


Foreign securities are securities of issuers based outside the United States. The Funds consider an issuer to be based outside the United States if:


* it is organized under the laws of, or has a principal office located in, another country;

* the principal trading market for its securities is in another country; or

* it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.


Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

The Prime Fund, the Prime Cash Fund and the Prime Value Fund also may invest in U.S. Treasury securities and agency securities, which are described in the prospectus.

MUNICIPAL FUND AND TAX-FREE FUND


GENERAL OBLIGATION BONDS

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

SPECIAL REVENUE BONDS

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

PRIVATE ACTIVITY BONDS

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.


The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Funds may invest in bonds subject to AMT.


MUNICIPAL LEASES

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.


The Funds may invest in securities supported by individual leases or pools of municipal leases.


TEMPORARY DEFENSIVE INVESTMENTS


The Municipal Fund and the Tax-Free Fund may make temporary defensive investments in the following taxable securities, which are described in the prospectus or herein: U.S. Treasury securities, agency securities, bank instruments, corporate debt securities, commercial paper, repurchase agreements and reverse repurchase agreements.

GOVERNMENT FUND, GOVERNMENT TAX-MANAGED FUND, MUNICIPAL FUND, PRIME FUND, PRIME CASH FUND, PRIME VALUE FUND AND TAX-FREE FUND

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by a Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because a Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

INVESTMENT RATINGS


The ratings categories of a nationally recognized statistical rating organization (NRSRO) are determined without regard for sub-categories and gradations. For example, securities rated SP-1 or SP-2 by Standard & Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors Service (Moody's), or F-1+, F-1 or F-2 by Fitch IBCA, Inc. (Fitch) are all considered rated in one of the two highest short-term rating categories. The Funds will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in the highest or one of the two highest short-term rating categories. See "Regulatory Compliance."

INVESTMENT RISKS


There are many factors which may affect an investment in the Funds. The Funds' principal risks are described in the prospectus. Additional risk factors are outlined below.

GOVERNMENT TAX-MANAGED FUND

CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

MUNICIPAL FUND AND TAX-FREE FUND

CREDIT RISKS


Credit risk includes the possibility that a party to a transaction involving the Funds will fail to meet its obligations. This could cause the Funds to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.


TAX RISKS

In order to be tax exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Funds to shareholders to be taxable.


Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.


PRIME FUND, PRIME CASH FUND AND PRIME VALUE FUND

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the U.S. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

PREPAYMENT RISKS

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on asset backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from voluntary prepayment, refinancing, or foreclosure of the underlying loans. If a Fund receives unscheduled prepayments, it may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

GOVERNMENT FUND, GOVERNMENT TAX-MANAGED FUND, MUNICIPAL FUND, PRIME FUND, PRIME CASH FUND, PRIME VALUE FUND AND TAX-FREE FUND

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Funds to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.


FUNDAMENTAL INVESTMENT OBJECTIVES AND POLICIES


FUND                          OBJECTIVE
Government                    Fund To provide current income consistent with
                              stability of principal.
Government                    Tax-Managed Fund To provide current income
                              consistent with stability of principal and
                              liquidity.
Prime                         Fund To provide current income consistent with
                              stability of principal.
Tax-Free                      Fund To provide dividend income exempt from
                              federal regular income tax consistent with
                              stability of principal.
Treasury                      Fund To provide current income consistent with
                              stability of principal.


The investment objective of each Fund may not be changed by the Fund's Trustees without shareholder approval.


As a matter of investment policy which cannot be changed without shareholder approval, at least 80% of the Municipal Fund's and the Tax-Free Fund's annual interest income will be exempt from federal regular income tax.

INVESTMENT LIMITATIONS

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, a Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the U.S. or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

A Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

INVESTING IN REAL ESTATE

A Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. A Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES

A Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

UNDERWRITING

A Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

LENDING CASH OR SECURITIES

A Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

CONCENTRATION OF INVESTMENTS

A Fund (with the exception of the Prime Fund and the Prime Value Fund) will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.


The Prime Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, except that the Prime Fund may invest 25% or more of the value of its total assets in the commercial paper issued by finance companies. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

The Prime Value Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, except that the Prime Value Fund may invest 25% or more of the value of its total assets in obligations of issuers in the banking industry or in obligations, such as repurchase agreements, secured by such obligations. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT OF 1940. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

PLEDGING ASSETS

A Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

BUYING ON MARGIN

A Fund will not purchase securities on margin, provided that a Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

INVESTING IN ILLIQUID SECURITIES

A Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of a Fund's net assets.


INVESTING IN RESTRICTED SECURITIES

The Municipal Fund, the Prime Fund, the Prime Cash Fund, the Prime Value Fund and the Tax-Free Fund may invest in securities subject to restriction on resale under the federal securities laws.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

For purposes of the diversification limitation, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

To conform to the current view of the Securities and Exchange Commission (SEC) that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Funds will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. As a non-fundamental operating policy, the Funds will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

For purposes of the concentration limitation (with the exception of the Prime Fund and the Prime Value Fund): (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

REGULATORY COMPLIANCE

The Funds may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Funds will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Funds will determine the effective maturity of their investments according to the Rule. The Funds may change these operational policies to reflect changes in the laws and regulations without the approval of their shareholders.

DETERMINING MARKET VALUE OF SECURITIES


The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Funds computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and each Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the net asset value per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


What Do Shares Cost?


The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


How are the Funds Sold?

Under the Distributor's Contract with the Funds, the Distributor
(Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

The Funds may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of a Fund's assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing

distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Funds or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


Subaccounting Services


Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Funds intend to pay Share redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Funds are obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, the Funds will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Funds determine their NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of a Trust's outstanding Share of all series entitled to vote.


As of October 7, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares of the Funds: Tritel PCS, Inc., Jackson, Mississippi, 10.47%, Var & Co., St. Paul, Minnesota, 5.33% and Fleet Securities Corp., Rochester, New York, 5.29% of the Government Fund; Scaup & Co., Boston, Massachusetts, 13.27%, Panabco, Newark, Ohio, 10.98%, Loring, Wolcott & Coolidge, Boston, Massachusetts, 7.10%, Santa Monica Bank, Santa Monica, California, 6.30%, Turtle & Co., Boston, Massachusetts, 5.74% and BDG & Co., Boston, Massachusetts, 5.37% of the Government Tax-Managed Fund; Synopsys, Inc., Mountain View, California, 12.86%, Sinclair Oil Corp., Salt Lake City, Utah, 8.01%, Evergreen Florida c/o State Street Bank & Trust, North Quincy, Massachusetts, 6.85%, Evergreen Select International Tax-Exempt Bond Fund, Charlotte, North Carolina, 5.63% and Dress Barn, Inc., Suffern, New York, 5.323% of the Municipal Fund; America Online, Inc., Dulles, Virginia, 7.04% of the Prime Fund; Frost National Bank, San Antonio, Texas, 9.92% of the Prime Cash Fund; Harron Management Co., LLC, Frazier, Pennsylvania, 16.76%, Federated Investors Management Co., Pittsburgh, Pennsylvania, 9.36%, Comcast Corporate Funding, Wilmington, Delaware, 8.26% of the Prime Value Fund; The Chase Manhattan Bank, N.A., New York, New York, 13.80%, Wachovia Bank, Winston-Salem, North Carolina, 11.80%, Fleet Securities Corp., Rochester, New York, 6.67%, Maril & Co., Milwaukee, Wisconsin, 6.51% and Var & Co., St. Paul, Minnesota, 5.05% of the Tax-Free Fund; Turtle & Co., Boston, Massachusetts, 15.66%, Fleet Securities Corp., Rochester, New York, 8.29% and Var & Co., St. Paul, Minnesota, 5.41% of the Treasury Fund.

Tax Information

FEDERAL INCOME TAX

Each Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

Who Manages and Provides Services to the Funds?

BOARD OF TRUSTEES


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 21 funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Funds' Adviser.

As of October 7, 1999, the Trust's Board and Officers as a group owned less than 1% of the Trust's outstanding Shares.

NAME
BIRTH DATE                                                              AGGREGATE      TOTAL COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS          COMPENSATION   FROM TRUST AND
POSITION WITH TRUST                      FOR PAST FIVE YEARS            FROM TRUST     FUND COMPLEX
JOHN F. DONAHUE*#+                       Chief Executive Officer                  $0   $0 for the Trust and
Birth Date: July 28, 1924                and Director or Trustee of                    54 other investment
Federated Investors Tower                the Federated Fund                            companies in the
1001 Liberty Avenue                      Complex; Chairman and                         Fund Complex
Pittsburgh, PA                           Director, Federated
CHAIRMAN AND TRUSTEE                     Investors, Inc.; Chairman
                                         and Trustee, Federated Investment
                                         Management Company; Chairman and
                                         Director, Federated Investment
                                         Counseling and Federated Global
                                         Investment Management Corp.; Chairman,
                                         Passport Research, Ltd.
THOMAS G. BIGLEY                         Director or Trustee of           $22,998.69   $113,860.22 for the Trust
Birth Date: February 3, 1934             the Federated Fund                            and 54 other investment
15 Old Timber Trail                      Complex; Director, Member                     companies in the
Pittsburgh, PA                           of Executive Committee,                       Fund Complex
TRUSTEE                                  Children's Hospital of
                                         Pittsburgh; Director,
                                         Robroy Industries, Inc.
                                         (coated steel conduits/
                                         computer storage
                                         equipment); formerly:
                                         Senior Partner, Ernst &
                                         Young LLP; Director, MED
                                         3000 Group, Inc.
                                         (physician practice
                                         management); Director,
                                         Member of Executive
                                         Committee, University of
                                         Pittsburgh.

NAME
BIRTH DATE                                                              AGGREGATE      TOTAL COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS          COMPENSATION   FROM TRUST AND
POSITION WITH TRUST                      FOR PAST FIVE YEARS            FROM TRUST     FUND COMPLEX
JOHN T. CONROY, JR.                      Director or Trustee of the       $25,312.12   $125,264.48 for the Trust
Birth Date: June 23, 1937                Federated Fund Complex;                       and 54 other investment
Wood/Commercial Dept.                    President, Investment                         companies in the
John R. Wood Associates, Inc. Realtors   Properties Corporation;                       Fund Complex
3255 Tamiami Trail North                 Senior Vice President,
Naples, FL                               John R. Wood and
TRUSTEE                                  Associates, Inc.,
                                         Realtors; Partner or
                                         Trustee in private real
                                         estate ventures in
                                         Southwest Florida;
                                         formerly: President,
                                         Naples Property
                                         Management, Inc. and
                                         Northgate Village
                                         Development Corporation.
NICHOLAS CONSTANTAKIS++                  Director or Trustee of the       $3,686.46    $47,958.02 for the Trust
Birth Date: September 3, 1939            Federated Fund Complex                        and 29 other investment
175 Woodshire Drive                      formerly: Partner,                            companies in the
Pittsburgh, PA                           Andersen Worldwide SC.                        Fund Complex
TRUSTEE
JOHN F. CUNNINGHAM++                     Director or Trustee of some      $12,056.51   $0 for the Trust and
Birth Date: March 5, 1943                of the Federated Fund                         46 other investment
353 El Brillo Way                        Complex; Chairman,                            companies in the
Palm Beach, FL                           President and Chief                           Fund Complex
TRUSTEE                                  Executive Officer,
                                         Cunningham & Co., Inc.
                                         (strategic business
                                         consulting); Trustee
                                         Associate, Boston College;
                                         Director, Iperia Corp.
                                         (communications/software);
                                         formerly: Director,
                                         Redgate Communications and
                                         EMC Corporation (computer
                                         storage systems).
                                         Previous Positions:
                                         Chairman of the Board and
                                         Chief Executive Officer,
                                         Computer Consoles, Inc.;
                                         President and Chief
                                         Operating Officer, Wang
                                         Laboratories; Director,
                                         First National Bank of
                                         Boston; Director, Apollo
                                         Computer, Inc.
J. CHRISTOPHER DONAHUE+                  President or Executive                   $0   $0 for the Trust and
Birth Date: April 11, 1949               Vice President of the                         16 other investment
Federated Investors Tower                Federated Fund Complex;                       companies in the
1001 Liberty Avenue                      Director or Trustee of some                   Fund Complex
Pittsburgh, PA                           of the Funds in the
PRESIDENT AND TRUSTEE                    Federated Fund Complex;
                                         President, Chief Executive Officer and
                                         Director, Federated Investors, Inc.;
                                         President and Trustee, Federated
                                         Investment Management Company;
                                         President and Trustee, Federated
                                         Investment Counseling, President and
                                         Director, Federated Global Investment
                                         Management Corp.; President, Passport
                                         Research, Ltd.; Trustee, Federated
                                         Shareholder Services Company; Director,
                                         Federated Services Company.
LAWRENCE D. ELLIS, M.D.*                 Director or Trustee of the       $22,998.69   $113,860.22 for the Trust
Birth Date: October 11, 1932             Federated Fund Complex;                       and 54 other investment
3471 Fifth Avenue                        Professor of Medicine,                        companies in the
Suite 1111                               University of Pittsburgh;                     Fund Complex
Pittsburgh, PA                           Medical Director,
TRUSTEE                                  University of Pittsburgh
                                         Medical Center-Downtown; Hematologist,
                                         Oncologist, and Internist, University
                                         of Pittsburgh Medical Center; Member,
                                         National Board of Trustees, Leukemia
                                         Society of America.
PETER E. MADDEN                          Director or Trustee of the       $20,158.88   $113,860.22 for the Trust
Birth Date: March 16, 1942               Federated Fund Complex;                       and 54 other investment
One Royal Palm Way                       formerly: Representative,                     companies in the
100 Royal Palm Way                       Commonwealth of                               Fund Complex
Palm Beach, FL                           Massachusetts General
TRUSTEE                                  Court; President, State
                                         Street Bank and Trust
                                         Company and State
                                         Street Corporation.
                                         Previous Positions:
                                         Director, VISA USA and VISA
                                         International; Chairman
                                         and Director,
                                         Massachusetts Bankers
                                         Association; Director,
                                         Depository Trust
                                         Corporation; Director, The
                                         Boston Stock Exchange.
CHARLES F. MANSFIELD, JR. ++             Director or Trustee of some      $12,056.51   $0 for the Trust and
Birth Date: April 10, 1945               of the Federated Fund                         50 other investment
80 South Road                            Complex;                                      companies in the
Westhampton Beach, NY                    Management Consultant.                        Fund Complex
TRUSTEE                                  Previous Positions: Chief
                                         Executive Officer, PBTC International
                                         Bank; Partner, Arthur Young & Company
                                         (now Ernst & Young LLP); Chief
                                         Financial Officer of Retail Banking
                                         Sector, Chase Manhattan Bank; Senior
                                         Vice President, Marine Midland Bank;
                                         Vice President, Citibank; Assistant
                                         Professor of Banking and Finance, Frank
                                         G. Zarb School of Business, Hofstra
                                         University.
JOHN E. MURRAY, JR., J.D., S.J.D.#       Director or Trustee of           $24,201.52   $113,860.22 for the Trust
Birth Date: December 20, 1932            the Federated Fund                            and54 other investment
President, Duquesne University           Complex; President, Law                       companies in the
Pittsburgh, PA                           Professor, Duquesne                           Fund Complex
TRUSTEE                                  University; Consulting
                                         Partner, Mollica & Murray;
                                         Director, Michael Baker
                                         Corp. (engineering,
                                         construction, operations,
                                         and technical services).
                                         Previous Positions: Dean
                                         and Professor of Law,
                                         University of Pittsburgh
                                         School of Law; Dean and
                                         Professor of Law, Villanova
                                         University School of Law.
MARJORIE P. SMUTS                        Director or Trustee of the       $22,998.69   $113,860.22 for the Trust
Birth Date: June 21, 1935                Federated Fund Complex;                       and 54 other investment
4905 Bayard Street                       Public Relations/                             companies in the
Pittsburgh, PA                           Marketing/Conference                          Fund Complex
TRUSTEE                                  Planning.
                                         Previous Positions:
                                         National Spokesperson,
                                         Aluminum Company of
                                         America; television
                                         producer; business owner.

NAME
BIRTH DATE                                                              AGGREGATE      TOTAL COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS          COMPENSATION   FROM TRUST AND
POSITION WITH TRUST                      FOR PAST FIVE YEARS            FROM TRUST     FUND COMPLEX
JOHN S. WALSH++                          Director or Trustee of some      $12,056.51   $0 for the Trust and
Birth Date: November 28, 1957            of the Federated Fund                         48 other investment
2007 Sherwood Drive                      Complex; President and                        companies in the
Valparaiso, IN                           Director, Heat Wagon, Inc.                    Fund Complex
TRUSTEE                                  (manufacturer of
                                         construction temporary
                                         heaters); President and
                                         Director, Manufacturers
                                         Products, Inc.
                                         (distributor of portable
                                         construction heaters);
                                         President, Portable Heater
                                         Parts, a division of
                                         Manufacturers Products,
                                         Inc.; Director, Walsh &
                                         Kelly, Inc. (heavy highway
                                         contractor); formerly:
                                         Vice President, Walsh &
                                         Kelly, Inc.
EDWARD C. GONZALES                       Trustee or Director of some              $0   $0 for the Trust and
Birth Date: October 22, 1930             of the Funds in the                           1 other investment
Federated Investors Tower                Federated Fund Complex;                       company in the
1001 Liberty Avenue                      President, Executive Vice                     Fund Complex
Pittsburgh, PA                           President and Treasurer of
EXECUTIVE VICE PRESIDENT                 some of the Funds in the
                                         Federated Fund Complex; Vice Chairman,
                                         Federated Investors, Inc.; Vice
                                         President, Federated Investment
                                         Management Company and Federated
                                         Investment Counseling, Federated Global
                                         Investment Management Corp. and
                                         Passport Research, Ltd.; Executive Vice
                                         President and Director, Federated
                                         Securities Corp.; Trustee, Federated
                                         Shareholder Services Company.
JOHN W. MCGONIGLE                        Executive Vice President                 $0   $0 for the Trust and
Birth Date: October 26, 1938             and Secretary of the                          54 other investment
Federated Investors Tower                Federated Fund Complex;                       companies in the
1001 Liberty Avenue                      Executive Vice President,                     Fund Complex
Pittsburgh, PA                           Secretary and Director,
EXECUTIVE VICE PRESIDENT                 Federated Investors, Inc.;
and SECRETARY                            Trustee, Federated
                                         Investment Management Company and
                                         Federated Investment Counseling;
                                         Director, Federated Global Investment
                                         Management Corp., Federated Services
                                         Company and Federated Securities Corp.
RICHARD J. THOMAS                        Treasurer of the Federated               $0   $0 for the Trust and
Birth Date: June 17, 1954                Fund Complex; Vice                            54 other investment
Federated Investors Tower                President - Funds                             companies in the
1001 Liberty Avenue                      Financial Services                            Fund Complex
Pittsburgh, PA                           Division, Federated
TREASURER                                Investors, Inc.; formerly:
                                         various management
                                         positions within Funds
                                         Financial Services
                                         Division of Federated
                                         Investors, Inc.
RICHARD B. FISHER                        President or Vice                        $0   $0 for the Trust and
Birth Date: May 17, 1923                 President of some of the                      6 other investment
Federated Investors Tower                Funds in the Federated Fund                   companies in the
1001 Liberty Avenue                      Complex; Director or                          Fund Complex
Pittsburgh, PA                           Trustee of some of the
VICE PRESIDENT                           Funds in the Federated Fund
                                         Complex; Executive Vice
                                         President, Federated
                                         Investors, Inc.; Chairman
                                         and Director, Federated
                                         Securities Corp.
WILLIAM D. DAWSON, III                   Chief Investment Officer                 $0   $0 for the Trust and
Birth Date: March 3, 1949                of this Fund and various                      41 other investment
Federated Investors Tower                other Funds in the                            companies in the
1001 Liberty Avenue                      Federated Fund Complex;                       Fund Complex
Pittsburgh, PA                           Executive Vice President,
CHIEF INVESTMENT OFFICER                 Federated Investment
                                         Counseling, Federated Global Investment
                                         Management Corp., Federated Investment
                                         Management Company and Passport
                                         Research, Ltd.; Registered
                                         Representative, Federated Securities
                                         Corp.; Portfolio Manager, Federated
                                         Administrative Services; Vice
                                         President, Federated Investors, Inc.;
                                         formerly: Executive Vice President and
                                         Senior Vice President, Federated
                                         Investment Counseling Institutional
                                         Portfolio Management Services Division;
                                         Senior Vice President, Federated
                                         Investment Management Company and
                                         Passport Research, Ltd.
DEBORAH A. CUNNINGHAM                    Deborah A. Cunningham is                 $0   $0 for the Trust and
Birth Date: September 15, 1959           Vice President of the                         6 other investment
Federated Investors Tower                Trust. Ms. Cunningham                         companies in the
1001 Liberty Avenue                      joined Federated in 1981                      Fund Complex
Pittsburgh, PA                           and has been a Senior
VICE PRESIDENT                           Portfolio Manager and a
                                         Senior Vice President of
                                         the Funds' Adviser since
                                         1997. Ms. Cunningham
                                         served as a Portfolio
                                         Manager and a Vice
                                         President of the Adviser
                                         from 1993 until 1996.
                                         Ms. Cunningham is a
                                         Chartered Financial
                                         Analyst and received her
                                         M.B.A. in Finance from
                                         Robert Morris College.
Mary Jo Ochson                           Mary Jo Ochson is Vice                   $0   $0 for the Trust and
Birth Date: September 12, 1953           President of the Trust.                       7 other investment
Federated Investors Tower                Ms. Ochson joined                             companies in the
1001 Liberty Avenue                      Federated in 1982 and has                     Fund Complex
Pittsburgh, PA                           been a Senior Portfolio
VICE PRESIDENT                           Manager and a Senior Vice
                                         President of the Funds'
                                         Adviser since 1996. From
                                         1988 through 1995,
                                         Ms. Ochson served as a
                                         Portfolio Manager and a
                                         Vice President of the
                                         Funds' Adviser. Ms. Ochson
                                         is a Chartered Financial
                                         Analyst and received her
                                         M.B.A. in Finance from the
                                         University of Pittsburgh.

* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

+ Mr. Donahue is the father of J. Christopher Donahue, President of the
Trust.

++ Messrs. Cunningham, Mansfield and Walsh became members of the Board on January 1, 1999. Mr. Constantakis became a member of the Board on October 1, 1999. Messrs. Cunningham, Mansfield and Walsh did not earn any fees for serving the Federated Fund Complex since these fees are reported as of the end of the last calendar year.


INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Funds.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Funds and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds' Board.

Investment decisions for the Funds are made independently from those of other accounts managed by the Adviser. When a Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Funds and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Funds.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Funds. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM AVERAGE AGGREGATE DAILY ADMINISTRATIVE FEE NET ASSETS OF THE FEDERATED FUNDS 0.150 of 1% on the first $250 million 0.125 of 1% on the next $250 million
0.100 of 1% on the next $250 million 0.075 of 1% on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Funds for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Funds. Foreign instruments purchased by the Funds are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT


Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Funds pay the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.


INDEPENDENT PUBLIC ACCOUNTANTS


The independent public accountants for the Government Fund, the Government Tax-Managed Fund, the Prime Fund, the Tax-Free Fund and the Treasury Fund, Arthur Andersen LLP, plans and performs its audit so that it may provide an opinion as to whether the Funds' financial statements and financial highlights are free of material misstatement.

INDEPENDENT AUDITORS

The independent auditors for the Municipal Fund, the Prime Cash Fund and the Prime Value Fund, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Funds' financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUNDS FOR SERVICES


                                        ADVISORY
FEE                                                                   SHAREHOLDER
                                   ADVISORY FEE REDUCTION                               ADMINISTRATIVE
FEE             SERVICES FEE
FOR THE YEAR ENDED
JULY 31                    1999             1998             1997            1999            1998
1997             1999
Government Fund       $ 12,594,895     $  9,364,290     $  6,777,523     $ 4,748,275     $ 3,531,785     $
2,559,413             $0
                         5,748,147        4,778,285
3,522,148
Government Tax-
Managed Fund             4,442,958        2,869,299        1,452,990       1,674,995       1,082,093
548,677              0
                         2,187,791        1,725,248
923,964
Prime Fund              18,192,962       14,305,445       10,030,131       6,858,747       5,395,419
3,787,706              0
                         9,378,326        7,090,763
5,562,429
Tax-Free Fund            7,008,989        5,174,140        4,284,365       2,642,389       1,951,404
1,617,952              0
                         3,652,002        2,661,895
2,116,877
Treasury Fund           22,626,298       19,318,524       13,886,919       8,530,115       7,285,996
5,244,250              0
                         9,896,725        9,537,113
6,879,101

                                         ADVISORY
FEE                                                                   SHAREHOLDER
                                   ADVISORY FEE REDUCTION                               ADMINISTRATIVE
FEE             SERVICES FEE
FOR THE YEAR ENDED
JANUARY 31                 1999             1998             1997            1999            1998
1997             1999
Municipal Fund        $    803,037     $    447,960     $     76,352     $   302,822     $   190,864     $
19,609             $0
                           636,478          447,960
76,352
Prime Cash Fund          4,676,382        3,485,448          911,504       1,762,996       1,315,415
30,284             $0
                         2,853,923        2,107,753
505,519
Prime Value Fund         3,264,534        1,821,778          202,835       1,230,729         687,478
78,894             $0
                         2,420,288        1,553,105
166,441

                                         ADVISORY
FEE                                                                   SHAREHOLDER
                                  ADVISORY FEE REDUCTION                               ADMINISTRATIVE
FEE             SERVICES FEE
FOR THE PERIOD ENDED
JULY 31                     1999                                             1999 2                          1999
2
Municipal Fund                         $    516,311                                      $
194,649                             $0

446,031
Prime Cash Fund                           3,622,592
1,365,717                              0

2,260,468
Prime Value Fund                          2,380,186
897,330                              0

1,769,715

1 Federated Investment Management Company, formerly Federated Management, became the Fund's investment adviser on November 15, 1996. Prior to November 15, 1996, Lehman Brothers Global Asset Management served as the
Fund's investment adviser.

2 The Fund has changed its fiscal year-end from January 31 to July 31.

For the fiscal years ended January 31, 1999, 1998 and 1997, fees paid by the Municipal Fund, the Prime Cash Fund and the Prime Value Fund for services are prior to the Funds' reorganization as portfolios of the Trust on November 1, 1999.

Fees are allocated among classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable class of Shares.

How Do the Funds Measure Performance?


The Funds may advertise Share performance by using the SEC standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Funds' or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD


Total returns are given for the one-year, five-year or Start of Performance periods ended July 31, 1999.

Yield, Effective Yield and Tax-Equivalent Yield are given for the 7-day period ended July 31, 1999.

Performance of the Municipal Fund, the Prime Cash Fund and the Prime Value Fund shown are prior to the Funds' reorganization as portfolios of the Trust on November 1, 1999.


                                                                START OF PERFORMANCE
GOVERNMENT FUND               7-DAY PERIOD   1 YEAR   5 YEARS   ON MARCH 30, 1990
Total Return                     -           5.04%    5.44%     5.19%
Yield                         4.92%             -        -         -
Effective Yield               5.04%             -        -         -

                                                                START OF PERFORMANCE
GOVERNMENT TAX-MANAGED FUND   7-DAY PERIOD   1 YEAR   5 YEARS   ON JUNE 2, 1995
Total Return                     -           5.00%    -         5.36%
Yield                         4.85%             -     -            -
Effective Yield               4.97%             -     -            -

                                                                START OF PERFORMANCE
MUNICIPAL FUND                7-DAY PERIOD   1 YEAR   5 YEARS   ON FEBRUARY 8, 1993
Total Return                     -           3.35%    3.63%     3.38%
Yield                         3.22%             -        -         -
Effective Yield               3.28%             -        -         -
Tax-Equivalent Yield          5.33%             -        -         -

                                                                START OF PERFORMANCE
PRIME FUND                    7-DAY PERIOD   1 YEAR   5 YEARS   ON MARCH 26, 1990
Total Return                     -           5.14%    5.49%     5.25%
Yield                         5.01%             -        -         -
Effective Yield               5.13%             -        -         -

                                                                START OF PERFORMANCE
PRIME CASH FUND               7-DAY PERIOD   1 YEAR   5 YEARS   ON FEBRUARY 8, 1993
Total Return                     -           5.15%    5.52%     5.04%
Yield                         4.96%             -        -         -
Effective Yield               5.09%             -        -         -

                                                                START OF PERFORMANCE
PRIME VALUE FUND              7-DAY PERIOD   1 YEAR   5 YEARS   ON FEBRUARY 8, 1993
Total Return                     -           5.19%    5.56%     5.08%
Yield                         4.99%             -        -         -
Effective Yield               5.12%             -        -         -

                                                                START OF PERFORMANCE
TAX-FREE FUND                 7-DAY PERIOD   1 YEAR   5 YEARS   ON DECEMBER 12, 1989
Total Return                     -           3.14%    3.47%     3.62%
Yield                         3.00%             -        -         -
Effective Yield               3.05%             -        -         -
Tax-Equivalent Yield          4.97%             -        -         -

                                                                START OF PERFORMANCE
TREASURY FUND                 7-DAY PERIOD   1 YEAR   5 YEARS   ON DECEMBER 12, 1989
Total Return                     -           4.91%    5.37%     5.20%
Yield                         4.79%             -        -         -
Effective Yield               4.91%             -        -         -


TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD, EFFECTIVE YIELD AND TAX-EQUIVALENT YIELD


The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base-period return; and multiplying the base-period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

With regard to the Municipal Fund and the Tax-Free Fund, set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Municipal Fund or the Tax-Free Fund. The interest earned by the municipal securities owned by the Municipal Fund or the Tax-Free Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Municipal Fund's and the Tax-Free Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

TAX EQUIVALENCY TABLE

TAXABLE YIELD
EQUIVALENT
FOR 1999
MULTISTATE
MUNICIPAL
FUND
FEDERAL INCOME
TAX
BRACKET:                   15.00%                        28.00%            31.00%             36.00%
39.60%
Joint Return                $1-43,050                    $43,051-104,050   $104,051-158,550   $158,551-283,150
OVER  $283,150
Single Return               $1-25,750                    $25,751-62,450    $62,451-130,250    $130,251-283,150
OVER  $283,150
TAX-EXEMPT YIELD:  TAXABLE YIELD EQUIVALENT:
1.00%                       1.18%                         1.39%             1.45%              1.56%
1.66%
1.50%                       1.76%                         2.08%             2.17%              2.34%
2.48%
2.00%                       2.35%                         2.78%             2.90%              3.13%
3.31%
2.50%                       2.94%                         3.47%             3.62%              3.91%
4.14%
3.00%                       3.53%                         4.17%             4.35%              4.69%
4.97%
3.50%                       4.12%                         4.86%             5.07%              5.47%
5.79%
4.00%                       4.71%                         5.56%             5.80%              6.25%
6.62%
4.50%                       5.29%                         6.25%             6.52%              7.03%
7.45%
5.00%                       5.88%                         6.94%             7.25%              7.81%
8.28%
5.50%                       6.47%                         7.64%             7.97%              8.59%
9.11%
6.00%                       7.06%                         8.33%             8.70%              9.38%
9.93%
6.50%                       7.65%                         9.03%             9.42%             10.16%
10.76%
7.00%                       8.24%                         9.72%            10.14%             10.94%
11.59%
7.50%                       8.82%                        10.42%            10.87%             11.72%
12.42%
8.00%                       9.41%                        11.11%            11.59%             12.50%
13.25%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

* references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

* charts, graphs and illustrations using the Funds' returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

* information about the mutual fund industry from sources such as the Investment Company Institute.

The Funds may compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:


LIPPER ANALYTICAL SERVICES, INC.


Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.


IBC/DONOGHUE'S MONEY FUND REPORT


IBC/Donoghue's Money Fund Report, publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.


MONEY


Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.


SALOMON 30-DAY CD INDEX


Salomon 30-Day CD Index compares rate levels of 30-day certificates of deposit from the top 10 prime representative banks.


SALOMON 30-DAY TREASURY BILL INDEX


Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.


DISCOUNT CORPORATION OF NEW YORK 30-DAY FEDERAL AGENCIES


Discount Corporationof New York 30-Day Federal Agencies is a weekly quote of the average daily offering price for selected federal agency issues maturing in 30 days.


BANK RATE MONITOR(C) NATIONAL INDEX


Bank Rate Monitor(C) National Index, published weekly, is an average of the interest rates of personal money market deposit accounts at ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. If more than one rate is offered, the lowest rate is used. Account minimums and compounding methods may vary.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value- oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making-based on intensive, diligent credit analysis-is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS


In the government sector, as of December 31, 1998, Federated managed 9 mortgage backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield-
J. Thomas Madden; U.S. fixed income-William D. Dawson, III; and global equities and fixed income-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Financial Information

The Financial Statements for the Funds for the fiscal year ended July 31, 1999 are incorporated herein by reference to the Annual Reports to Shareholders of the Funds dated July 31, 1999.

Investment Ratings

STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS


An S&P note rating reflects the liquidity concerns and market access risks unique to notes.


SP-1-Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2-Satisfactory capacity to pay principal and interest.


VARIABLE RATE DEMAND NOTES AND TENDER OPTION BONDS RATINGS


S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)


COMMERCIAL PAPER RATINGS


An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1-This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS

Aaa-Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

Aa-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.


MOODY'S INVESTORS SERVICE SHORT-TERM MUNICIPAL OBLIGATION RATINGS

Moody's short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1-This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2-This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


VARIABLE RATE DEMAND NOTES AND TENDER OPTION BONDS RATINGS


Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.


COMMERCIAL PAPER RATINGS


P-1-Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2-Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS

AAA-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR-Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)-The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)-The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)-The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.


FITCH IBCA, INC. SHORT-TERM DEBT RATING DEFINITIONS


F-1+-Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1-Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2-Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

Addresses

MONEY MARKET OBLIGATIONS TRUST

Government Obligations Fund

Government Obligations Tax-Managed Fund

Municipal Obligations Fund

Prime Obligations Fund

Prime Cash Obligations Fund

Prime Value Obligations Fund

Tax-Free Obligations Fund

Treasury Obligations Fund

Institutional Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP
225 Franklin Street
Boston, MA 02110-2812


INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072



PROSPECTUS
Money Market Obligations Trust
Government Obligations Fund
Government Obligations Tax-Managed Fund


Municipal Obligations Fund

Prime Obligations Fund

Prime Cash Obligations Fund
Prime Value Obligations Fund

Tax-Free Obligations Fund
Treasury Obligations Fund



INSTITUTIONAL SERVICE SHARES



As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



OCTOBER 31, 1999

CONTENTS



Risk/Return Summary  1

What are Each Fund's Fees and Expenses?  11

What are Each Fund's Investment Strategies?  15

What are the Principal Securities

in Which the Funds Invest?  16

What are the Specific Risks of Investing in the Funds?  19

What Do Shares Cost?  20

How are the Funds Sold?  20

How to Purchase Shares  21

How to Redeem Shares  22

Account and Share Information  24

Who Manages the Funds?  25

Financial Information  26



Risk/Return Summary

WHAT IS EACH FUND'S INVESTMENT OBJECTIVE?

Each Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per Share.




FUND                           OBJECTIVE
Government Obligations Fund
(Government                     Fund) To provide current income consistent with
                                stability of principal.
Government Obligations
Tax-Managed Fund
(Government
Tax-Managed                     Fund) To provide current income consistent with
                                stability of principal and liquidity.
Municipal Obligations Fund
(Municipal                      Fund) To provide current income exempt from all
                                federal regular income tax consistent with
                                stability of principal.
Prime Obligations Fund
(Prime                          Fund) To provide current income consistent with
                                stability of principal.
Prime Cash Obligations Fund
(Prime                          Cash Fund) To provide current income consistent
                                with stability of principal and liquidity.
Prime Value Obligations Fund
(Prime                          Value Fund) To provide current income consistent
                                with stability of principal and liquidity.
Tax-Free Obligations Fund
(Tax-Free                       Fund) To provide dividend income exempt from
                                federal regular income tax consistent with
                                stability of principal.
Treasury Obligations Fund
(Treasury                       Fund) To provide current income consistent with
                                stability of principal.

While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.



The investment objective of the Municipal Fund, the Prime Cash Fund and the Prime Value Fund may be changed by the Funds' Trustees without shareholder approval.



WHAT ARE EACH FUND'S MAIN INVESTMENT STRATEGIES?

Each of the Funds invests in a portfolio of securities maturing in 397 days or less. The portfolio of each Fund will have a dollar-weighted maturity of 90 days or less.

GOVERNMENT FUND



The Government Fund invests primarily in U.S. Treasury and agency securities, including repurchase agreements collateralized fully by U.S. Treasury and agency securities.



GOVERNMENT TAX-MANAGED FUND

The Government Tax-Managed Fund invests primarily in U.S. Treasury and agency securities that pay interest exempt from state personal income tax.



MUNICIPAL FUND

The Municipal Fund invests primarily in high quality tax exempt securities. Under normal market conditions, the Municipal Fund will invest at least 80% of its total assets in tax exempt securities. At least 80% of the Municipal Fund's annual interest income will be exempt from federal regular income tax. Interest from the Municipal Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT).



PRIME FUND



The Prime Fund invests primarily in high quality fixed income securities issued by banks, corporations and the U.S. government.

PRIME CASH FUND

The Prime Cash Fund invests primarily in high quality fixed income securities issued by banks, corporations and the U.S. government.

PRIME VALUE FUND

The Prime Value Fund invests primarily in high quality fixed income securities issued by banks, corporations and the U.S. government.



TAX-FREE FUND



The Tax-Free Fund invests primarily in high quality, tax exempt securities. At least 80% of the Tax-Free Fund's annual interest income will be exempt from federal regular income tax. Interest from the Tax- Free Fund's investments may be subject to AMT.



TREASURY FUND



The Treasury Fund invests primarily in U.S. Treasury securities, including repurchase agreements collateralized fully by U.S. Treasury securities.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?



All mutual funds take investment risks. Therefore, even though the Funds are money market funds that seek to maintain a stable net asset value, it is possible to lose money by investing in a Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

RISK/RETURN BAR CHART AND TABLE

[Graphic]

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.



The Fund's Institutional Service Shares are not sold subject to a sales charge
(load). The total returns displayed above are based upon net asset value.



The Fund's Institutional Service Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was 3.48%.

Within the periods shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 1.43% (quarter ended June 30, 1995). Its lowest quarterly return was 1.19% (quarter ended December 31, 1998).

AVERAGE ANNUAL TOTAL RETURN TABLE



The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 1998.


CALENDAR PERIOD          FUND
1 Year                   5.19%
Start of Performance 1   5.23%

1 The Fund's Institutional Service Shares start of performance date was July 5, 1994.



The Fund's Institutional Service Shares 7-Day Net Yield as of December 31, 1998 was 4.66%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.



Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

RISK/RETURN BAR CHART AND TABLE

[Graphic]

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.



The Fund's Institutional Service Shares are not sold subject to a sales charge
(load). The total returns displayed above are based upon net asset value.



The Fund's Institutional Service Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was 3.45%.

Within the periods shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 1.30% (quarter ended December 31, 1997). Its lowest quarterly return was 1.19% (quarter ended December 31, 1998).

AVERAGE ANNUAL TOTAL RETURN TABLE



The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 1998.



CALENDAR PERIOD          FUND
1 Year                   5.11%
Start of Performance 1   5.18%



1 The Fund's Institutional Service Shares start of performance date was May 30, 1995.

The Fund's Institutional Service Shares 7-Day Net Yield as of December 31, 1998 was 4.69%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.



Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

RISK/RETURN BAR CHART AND TABLE

The Bar Chart and Performance Table below reflect historical performance data for Institutional Service Shares of Municipal Obligations Fund (the "Former Fund") prior to its reorganization into the Municipal Obligations Fund, which is a newly created portfolio of Money Market Obligations Trust. On the date of the reorganization, November 1, 1999, the Former Fund will be dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) will be transferred to the Municipal Obligations Fund.

[Graphic]

Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Former Fund's Institutional Service Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Former Fund's Institutional Service Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was 2.25%.

Within the periods shown in the Chart, the Former Fund's Institutional Service Shares highest quarterly return was 0.98% (quarter ended June 30, 1995). Its lowest quarterly return was 0.53% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Former Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 1998.

CALENDAR PERIOD          FUND
1 Year                   3.30%
5 Years                  3.29%
Start of Performance 1   3.14%

1 The Former Fund's Institutional Service Shares start of performance date was February 8, 1993.

The Former Fund's Institutional Service Shares 7-Day Net Yield as of December 31, 1998 was 3.52%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

RISK/RETURN BAR CHART AND TABLE

[Graphic]

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.



The Fund's Institutional Service Shares are not sold subject to a sales charge
(load). The total returns displayed above are based upon net asset value.



The Fund's Institutional Service Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was 3.54%.



Within the periods shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 1.44% (quarter ended June 30, 1995). Its lowest quarterly return was 1.24% (quarter ended December 31, 1998).



AVERAGE ANNUAL TOTAL RETURN TABLE



The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 1998.



CALENDAR PERIOD          FUND
1 Year                   5.26%
Start of Performance 1   5.28%



1 The Fund's Institutional Service Shares start of performance date was July 5, 1994.

The Fund's Institutional Service Shares 7-Day Net Yield as of December 31, 1998 was 4.82%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.



Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

RISK/RETURN BAR CHART AND TABLE

The Bar Chart and Performance Table below reflect historical performance data for Institutional Service Shares of Prime Cash Obligations Fund (the "Former Fund") prior to its reorganization into the Prime Cash Obligations Fund, which is a newly created portfolio of Money Market Obligations Trust. On the date of the reorganization, November 1, 1999, the Former Fund will be dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) will be transferred to the Prime Cash Obligations Fund.

[Graphic]

Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Former Fund's Institutional Service Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Former Fund's Institutional Service Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was 3.55%.

Within the periods shown in the Chart, the Former Fund's Institutional Service Shares highest quarterly return was 1.46% (quarter ended June 30, 1995). Its lowest quarterly return was 0.75% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Former Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 1998.

CALENDAR PERIOD          FUND
1 Year                   5.29%
5 Years                  5.12%
Start of Performance 1   4.98%

1 The Former Fund's Institutional Service Shares start of performance date was September 2, 1993.

The Former Fund's Institutional Service Shares 7-Day Net Yield as of December 31, 1998 was 4.85%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

RISK/RETURN BAR CHART AND TABLE

The Bar Chart and Performance Table below reflect historical performance data for Institutional Service Shares of Prime Value Obligations Fund (the "Former Fund") prior to its reorganization into the Prime Value Obligations Fund, which is a newly created portfolio of Money Market Obligations Trust. On the date of the reorganization, November 1, 1999, the Former Fund will be dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) will be transferred to the Prime Value Obligations Fund.

[Graphic]

Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Former Fund's Institutional Service Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Former Fund's Institutional Service Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was 3.57%.

Within the periods shown in the Chart, the Former Fund's Institutional Service Shares highest quarterly return was 1.47% (quarter ended June 30, 1995). Its lowest quarterly return was 0.76% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Former Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 1998.


CALENDAR PERIOD          FUND
1 Year                   5.32%
5 Years                  5.15%
Start of Performance 1   5.02%

1 The Former Fund's Institutional Service Shares start of performance date was September 1, 1993.

The Former Fund's Institutional Service Shares 7-Day Net Yield as of December 31, 1998 was 4.90%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

RISK/RETURN BAR CHART AND TABLE

[Graphic]

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.



The Fund's Institutional Service Shares are not sold subject to a sales charge
(load). The total returns displayed above are based upon net asset value.



The Fund's Institutional Service Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was 2.09%.

Within the periods shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 0.94% (quarter ended June 30, 1995). Its lowest quarterly return was 0.73% (quarter ended March 31, 1997).

AVERAGE ANNUAL TOTAL RETURN TABLE



The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 1998.



CALENDAR PERIOD          FUND
1 Year                   3.12%
Start of Performance 1   3.25%



1 The Fund's Institutional Service Shares start of performance date was July 5, 1994.

The Fund's Institutional Service Shares 7-Day Net Yield as of December 31, 1998 was 3.33%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.



Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



RISK/RETURN BAR CHART AND TABLE

[Graphic]

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Fund's Institutional Service Shares are not sold subject to a sales charge
(load). The total returns displayed above are based upon net asset value.



The Fund's Institutional Service Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was 3.37%.

Within the periods shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 1.42% (quarter ended June 30, 1995). Its lowest quarterly return was 1.15% (quarter ended December 31, 1998).

AVERAGE ANNUAL TOTAL RETURN TABLE



The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 1998.

CALENDAR PERIOD          FUND
1 Year                   5.11%
Start of Performance 1   5.17%

1 The Fund's Institutional Service Shares start of performance date was July 5, 1994.

The Fund's Institutional Service Shares 7-Day Net Yield as of December 31, 1998 was 4.50%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.



Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are Each Fund's Fees and Expenses?



MONEY MARKET OBLIGATIONS TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of Government Obligations Fund and
Government Obligations Tax-Managed Fund.

                                                                             GOVERNMENT
                                                               GOVERNMENT    OBLIGATIONS
                                                               OBLIGATIONS   TAX-MANAGED
SHAREHOLDER FEES                                               FUND          FUND
Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                                             None          None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
as applicable)                                                 None          None
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions)
(as a percentage of
offering price)                                                None          None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)                                       None          None
Exchange Fee                                                   None          None

ANNUAL FUND OPERATING EXPENSES (Before Waivers) 1 Expenses That are Deducted
From Fund Assets (as a percentage of average net assets)
Management Fee 2                                               0.20%         0.20%
Distribution (12b-1) Fee                                       None          None
Shareholder Services Fee                                       0.25%         0.25%
Other Expenses                                                 0.09%         0.10%
Total Annual Fund
Operating Expenses                                             0.54%         0.55%
1 Although not contractually obligated to do so, the adviser waived certain amounts. These amounts are shown below along with the net expenses the Funds actually paid for the fiscal year ended July 31, 1999.
 Total Waiver of Fund
Expenses                                                       0.09%         0.10%
 Total Actual Annual Fund
Operating Expenses (after
waivers) 0.45% 0.45% 2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by Government Obligations Fund and Government Obligations
Tax-Managed Fund (after the voluntary waiver) was 0.11% and 0.10%, respectively, for the fiscal year ended July 31, 1999.


EXAMPLE



This Example is intended to help you compare the cost of investing in the Funds' Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds' Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds' Institutional Service Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FUND                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
Government Obligations Fund                  $55      $173      $302       $677
Government Obligations Tax-Managed Fund      $56      $176      $307       $689



MONEY MARKET OBLIGATIONS TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of Prime Obligations Fund, Tax-Free
Obligations Fund and Treasury Obligations Fund.

                                                                    PRIME         TAX-FREE      TREASURY
                                                                    OBLIGATIONS   OBLIGATIONS   OBLIGATIONS
SHAREHOLDER FEES                                                    FUND          FUND          FUND
Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of
offering price)                                                     None          None          None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase
price or redemption
proceeds, as applicable)                                            None          None          None
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions) (as a
percentage of offering
price)                                                              None          None          None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)                                            None          None          None
Exchange Fee                                                        None          None          None

ANNUAL FUND OPERATING EXPENSES (Before Waivers) 1 Expenses That are Deducted
From Fund Assets (as a percentage of average net assets)
Management Fee 2                                                    0.20%         0.20%         0.20%
Distribution (12b-1) Fee                                            None          None          None
Shareholder Services Fee                                            0.25%         0.25%         0.25%
Other Expenses                                                      0.10%         0.10%         0.09%
Total Annual Fund
Operating Expenses                                                  0.55%         0.55%         0.54%
1 Although not contractually obligated to do so, the adviser waived certain amounts. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended July 31, 1999.
 Total Waiver of Fund
Expenses                                                            0.10%         0.10%         0.09%
 Total Actual Annual Fund
Operating Expenses (after
waivers)                                                            0.45%         0.45%         0.45%
2 The adviser voluntarily waived a portion of the management fee.
The adviser can terminate this voluntary waiver at any time. The management fee paid by Prime Obligations Fund, Tax-Free Obligations Fund and Treasury
Obligations Fund (after the voluntary waiver) was 0.10%, 0.10% and 0.11%, respectively, for the fiscal year ended July 31, 1999.

EXAMPLE



This Example is intended to help you compare the cost of investing in the Funds' Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds' Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds' Institutional Service Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FUND                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
Prime Obligations Fund         $56      $176      $307       $689
Tax-Free Obligations Fund      $56      $176      $307       $689
Treasury Obligations Fund      $55      $173      $302       $677



MONEY MARKET OBLIGATIONS TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of Municipal Obligations Fund, Prime Cash Obligations Fund and Prime Value Obligations Fund.

                                                            PRIME         PRIME
                                              MUNICIPAL     CASH          VALUE
                                              OBLIGATIONS   OBLIGATIONS   OBLIGATIONS
SHAREHOLDER FEES                              FUND          FUND          FUND
Fees Paid Directly From
Your Investment
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage
of offering price)                            None          None          None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase
price or redemption
proceeds, as applicable)                      None          None          None
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions) (as a
percentage of offering
price)                                        None          None          None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)                      None          None          None
Exchange Fee                                  None          None          None

ANNUAL FUND OPERATING
EXPENSES (Before Waivers)
1
Expenses That are Deducted
From Fund Assets (as a
percentage of average net
assets)
Management Fee 2                              0.20%         0.20%         0.20%
Distribution (12b-1) Fee                      None          None          None
Shareholder Services Fee                      0.25%         0.25%         0.25%
Other Expenses                                0.16%         0.11%         0.11%
Total Annual Fund
Operating Expenses 3                          0.61%         0.56%         0.56%
1 Although not contractually obligated to do so, the adviser expects to waive certain amounts. These are shown below along with the net expenses the
Funds expect to pay for the fiscal year ending July 31, 2000.
 Total Waiver of Fund
Expenses                                      0.18%         0.13%         0.15%
 Total Actual Annual Fund
Operating Expenses (after
waivers) 0.43% 0.43% 0.41% 2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by Municipal Obligations Fund, Prime
Cash Obligations Fund and Prime Value Obligations Fund (after the anticipated voluntary waiver) is expected to be 0.02%, 0.07%, and 0.05%, respectively, for the fiscal year ending July 31, 2000. 3 For the fiscal year ended January 31,
1999, prior to the reorganization of Municipal Obligations Fund, Prime Cash
Obligations Fund and Prime Value Obligations Fund, the Former Funds, as
portfolios of Money Market Obligations Trust, had Total Annual Fund Operating
Expenses and Total Actual Annual Fund Operating Expenses (after waivers) of
0.61% and 0.43%, 0.56% and 0.43% and 0.56% and 0.41%, respectively.

EXAMPLE



This Example is intended to help you compare the cost of investing in the Funds' Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds' Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds' Institutional Service Shares operating expenses are BEFORE WAIVERS as estimated above in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FUND                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
Municipal Obligations Fund        $62      $195      $340       $762
Prime Cash Obligations Fund       $57      $179      $313       $701
Prime Value Obligations Fund      $57      $179      $313       $701



What are Each Fund's Investment Strategies?

Each Fund's investment strategy is described earlier under "What are Each Fund's Main Investment Strategies?" Following is additional information on the investment strategies for the Funds.

The Adviser for each of the Funds targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

* current U.S. economic activity and the economic outlook;



* current short-term interest rates;

* the Federal Reserve Board's policies regarding short-term interest rates; and

* the potential effects of foreign economic activity on U.S. short-term interest rates.



The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.



MUNICIPAL FUND, PRIME FUND, PRIME CASH FUND, PRIME VALUE FUND AND TAX-FREE
FUND

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

MUNICIPAL FUND AND TAX-FREE FUND

In targeting a dollar-weighted average portfolio maturity range, the Adviser also will consider the tax exempt securities available. In addition, the Adviser may invest in securities subject to AMT in an attempt to enhance yield and provide diversification.



INDUSTRY CONCENTRATION



The Prime Fund may invest 25% or more of its assets in commercial paper issued by finance companies. The Prime Value Fund may invest 25% or more of its assets in obligations of issuers in the banking industry or in obligations, such as repurchase agreements, secured by such obligations.



TEMPORARY DEFENSIVE INVESTMENTS



The Municipal Fund and the Tax-Free Fund may temporarily depart from their principal investment strategies by investing their assets in securities subject to federal income tax. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Funds to receive and distribute taxable income to investors.



What are the Principal Securities in Which the Funds Invest?

GOVERNMENT FUND



The Government Fund invests primarily in fixed income securities, including U.S. Treasury securities, agency securities and repurchase agreements.



GOVERNMENT TAX-MANAGED FUND



The Government Tax-Managed Fund invests primarily in fixed income securities, including U.S. Treasury securities and agency securities.

MUNICIPAL FUND

The Municipal Fund invests primarily in tax exempt securities, a type of fixed income security, including variable rate demand instruments and municipal notes. Certain of these tax exempt securities may be subject to credit enhancement.

PRIME FUND

The Prime Fund invests primarily in fixed income securities, including corporate debt securities, commercial paper, demand instruments, bank instruments, asset backed securities and repurchase agreements. Certain of these fixed income securities may be subject to credit enhancement.

PRIME CASH FUND

The Prime Cash Fund invests primarily in fixed income securities, including corporate debt securities, commercial paper, demand instruments, bank instruments, asset backed securities and repurchase agreements. Certain of these fixed income securities may be subject to credit enhancement.





PRIME VALUE FUND

The Prime Value Fund invests primarily in fixed income securities, including corporate debt securities, commercial paper, demand instruments, bank instruments, asset backed securities and repurchase agreements. Certain of these fixed income securities may be subject to credit enhancement.



TAX-FREE FUND



The Tax-Free Fund invests primarily in tax exempt securities, a type of fixed income security, including variable rate demand instruments and municipal notes. Certain of these tax exempt securities may be subject to credit enhancement.



TREASURY FUND



The Treasury Fund invests primarily in fixed income securities, including U.S. Treasury securities and repurchase agreements.



FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

U.S. TREASURY SECURITIES



U.S. Treasury securities are direct obligations of the federal government of the United States.



AGENCY SECURITIES



Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.



CORPORATE DEBT SECURITIES



Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Prime Fund, the Prime Cash Fund and the Prime Value Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.



COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-
U.S. branches of U.S. or foreign banks.

ASSET BACKED SECURITIES



Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than 10 years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes or pass through certificates.



TAX EXEMPT SECURITIES



Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.



VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 13 months.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.



Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.



REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Repurchase agreements are subject to credit risks.

INVESTMENT RATINGS



The money market instruments in which the Prime Fund, the Prime Cash Fund and the Tax-Free Fund invest must be rated in the highest short-term rating category by one or more NRSROs or be of comparable quality to securities having such ratings. The securities in which the Municipal Fund and the Prime Value Fund invest must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.



What are the Specific Risks of Investing in the Funds?



Each of the Funds is subject to interest rate risks. In addition, each of the Funds (except the Government Tax-Managed Fund) is subject to credit risks. Finally, the Municipal Fund, the Prime Fund, the Prime Cash Fund, the Prime Value Fund and the Tax-Free Fund are subject to sector risks.



INTERESTS RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKS



MUNICIPAL FUND, PRIME FUND, PRIME CASH FUND, PRIME VALUE FUND AND
TAX-FREE FUND



Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.



Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely on the Adviser's credit assessment.

GOVERNMENT FUND, PRIME FUND, PRIME CASH FUND, PRIME VALUE FUND AND
TREASURY FUND



Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

SECTOR RISKS

A substantial part of the portfolios of the Prime Fund and the Prime Value Fund may be comprised of securities issued by finance companies or the banking industry, respectively, or companies with similar characteristics. In addition, a substantial part of the portfolios of the Municipal Fund, the Prime Fund, the Prime Cash Fund, the Prime Value Fund and the Tax-Free Fund may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Municipal Fund, the Prime Fund, the Prime Cash Fund, the Prime Value Fund and the Tax-Free Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Funds attempt to stabilize the net asset value (NAV) of their Shares at $1.00 by valuing the portfolio securities using the amortized cost method. A Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Funds do not charge a front-end sales charge. The NAV of the Municipal Fund, the Prime Cash Fund, the Prime Value Fund and the Tax-Free Fund is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The NAV of the Government Tax- Managed Fund is determined at 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The NAV of the Government Fund, the Prime Fund and the Treasury Fund is determined at 5:00 p.m. (Eastern time) each day the NYSE is open.

The required minimum initial investment for each Fund is $1,000,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $1,000,000 minimum is reached within one year. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How are the Funds Sold?



The Funds offer three share classes: Institutional Shares, Institutional Service Shares and Institutional Capital Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.



The Funds' Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions, financial intermediaries and institutional investors, or to individuals, directly or through investment professionals. The Municipal Fund and the Tax-Free Fund may not be a suitable investment for retirement plans because they invest in municipal securities.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Funds. The Funds reserve the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order for Shares of the Government Tax-Managed Fund to the investment professional before 2:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 2:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

* Submit your purchase order for Shares of the Municipal Fund, the Prime Cash Fund, the Prime Value Fund and the Tax-Free Fund to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

* Submit your purchase order for Shares of the

Government Fund, the Prime Fund and the Treasury Fund to the investment professional before 5:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 5:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUNDS

* Establish your account with a Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Funds' transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Funds will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY INVEST-BY-PHONE

Once you establish an account, you may use the Funds' Invest-By-Phone privilege for future Share purchases if you have an account with a bank that is an Automated Clearing House (ACH) member. To apply, call the Funds for an authorization form. You may use Invest-By-Phone to purchase Shares approximately two weeks from the date you file the form with Federated Shareholder Services Company.

BY AUTOMATED CLEARING HOUSE

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from a Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUNDS

BY TELEPHONE



You may redeem Shares by calling a Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions. If you call before 12:00 noon (Eastern time) with respect to the Municipal Fund and the Tax-Free Fund, 2:00 p.m. (Eastern time) with respect to the Government Tax-Managed Fund, 3:00 p.m. (Eastern time) with respect to the Prime Cash Fund and the Prime Value Fund and 5:00 p.m. (Eastern time) with respect to the Government Fund, the Prime Fund and the Treasury Fund, your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time) with respect to the Municipal Fund and the Tax-Free Fund, 2:00 p.m. (Eastern time) with respect to the Government Tax-Managed Fund, 3:00 p.m. (Eastern time) with respect to the Prime Cash Fund and the Prime Value Fund and 5:00 p.m. (Eastern time) with respect to the Government Fund, the Prime Fund and the Treasury Fund, your redemption will be wired to you the following business day. You will receive that day's dividend. With respect to the Tax-Free Fund and the Government Tax-Managed Fund, under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 12:00 noon (Eastern time) and 2:00 p.m. (Eastern time), respectively.



BY MAIL

You may redeem Shares by mailing a written request to a Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration; * amount to be redeemed; and * signatures of all shareholders exactly as registered.

Call your investment professional or the Funds if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record; * your redemption will be sent to an address of record that was changed within the last 30 days; or * a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND



Although each Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.



LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Funds no longer issue share certificates. If you are redeeming Shares represented by certificates previously issued by a Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Funds declare any dividends daily and pay them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after a Fund receives your check. In either case, you earn dividends through the day your redemption request is received.



The Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Funds will pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.



ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Funds. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.



Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

The Municipal Fund and the Tax-Free Fund send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that distributions from the Municipal Fund and the Tax-Free Fund will be primarily dividends that are exempt from federal income tax, although a portion of each Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Funds. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.



Who Manages the Funds?

The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.20% of each Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Funds for certain operating expenses.

YEAR 2000 READINESS



The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or may experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Funds, that rely on computers.



While it is impossible to determine in advance all of the risks to the Funds, the Funds could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Funds' service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.



Year 2000 problems would also increase the risks of the Funds' investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Funds may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities. The financial impact of these issues for the Funds is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Funds.



Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand each Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.



This information has been audited by Arthur Andersen LLP and Ernst & Young LLP, whose reports, along with each Fund's audited financial statements, are included in the Annual Reports.



Financial Highlights-Government Obligations Fund

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


YEAR ENDED JULY 31                               1999            1998          1997          1996          1995 1
NET ASSET VALUE, BEGINNING OF PERIOD           $ 1.00          $ 1.00        $ 1.00        $ 1.00        $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                            0.05            0.05          0.05          0.05          0.05
LESS DISTRIBUTIONS:
Distributions from net investment income        (0.05)          (0.05)        (0.05)        (0.05)        (0.05)
NET ASSET VALUE, END OF PERIOD                 $ 1.00          $ 1.00        $ 1.00        $ 1.00        $ 1.00
TOTAL RETURN 2                                   4.78%           5.33%         5.16%         5.29%         5.31%

RATIOS TO AVERAGE NET ASSETS:
Expenses 3                                       0.54%           0.55%         0.55%         0.56%         0.60% 4
Net investment income 3                          4.58%           5.13%         4.96%         5.03%         5.48% 4
Expenses (after waivers)                         0.45%           0.45%         0.45%         0.45%         0.45% 4
Net investment income (after waivers)            4.67%           5.23%         5.06%         5.14%         5.63% 4
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $2,087,254      $1,672,417      $936,869      $702,274      $339,105


1 Reflects operations for the period from August 1, 1994 (date of initial public investment) to July 31, 1995. For the period from the Institutional Service Shares' effective date (July 5, 1994) to July 31, 1994, all net investment income was distributed to the Fund's Adviser.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such voluntarily waivers had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 1999, which can be obtained free of charge.

Financial Highlights-Government Obligations Tax-Managed Fund

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

YEAR ENDED JULY 31                               1999          1998          1997          1996         1995 1
NET ASSET VALUE, BEGINNING OF PERIOD           $ 1.00        $ 1.00        $ 1.00        $ 1.00       $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                            0.05          0.05          0.05          0.05         0.01
LESS DISTRIBUTIONS:
Distributions from net investment income        (0.05)        (0.05)        (0.05)        (0.05)       (0.01)
NET ASSET VALUE, END OF PERIOD                 $ 1.00        $ 1.00        $ 1.00        $ 1.00       $ 1.00
TOTAL RETURN 2                                   4.74%         5.23%         5.09%         5.23%        0.95%

RATIOS TO AVERAGE NET ASSETS:
Expenses 3                                       0.55%         0.57%         0.58%         0.61%        0.85% 4
Net investment income 3                          4.53%         4.99%         4.84%         4.81%        5.15% 4
Expense (after waivers)                          0.45%         0.45%         0.45%         0.42%        0.45% 4
Net investment income (after waivers)            4.63%         5.11%         4.97%         5.00%        5.55% 4
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $1,329,556      $830,652      $421,095      $322,698      $76,165


1 Reflects operations for the period from May 30, 1995 (date of initial public investment) to July 31, 1995.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 1999, which can be obtained free of charge.

Financial Highlights-Municipal Obligations Fund

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                           PERIOD
                                           ENDED JULY 31,        YEAR ENDED JANUARY 31,
                                           1999 1          1999        1998        1997 2
NET ASSET VALUE, BEGINNING OF PERIOD       $ 1.00        $ 1.00      $ 1.00     $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                        0.01          0.03        0.03       0.03
LESS DISTRIBUTIONS:
Distributions from net investment income    (0.01)        (0.03)      (0.03)     (0.03)
NET ASSET VALUE, END OF PERIOD             $ 1.00        $ 1.00      $ 1.00     $ 1.00
TOTAL RETURN 3                               1.47%         3.27%       3.43%      3.31%

RATIOS TO AVERAGE NET ASSETS:
Expenses 4                                   0.61% 5       0.59%       0.66%      0.64%
Net investment income 4                      2.80% 5       3.06%       3.25%      2.87%
Expenses (after waivers)                     0.43% 5       0.43%       0.43%      0.43%
Net investment income (after waivers)        2.98% 5       3.22%       3.48%      3.08%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)  $106,684       $67,832     $41,216      $0.30


1 The Fund has changed its fiscal year-end from January 31 to July 31.

2 Federated Investment Management Company, formerly Federated Management, became the Fund's investment adviser on November 15, 1996. Prior to November 15, 1996, Lehman Brothers Global Asset Management served as the
Fund's investment adviser.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

5 Computed on an annualized basis.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 1999, which can be obtained free of charge.

Financial Highlights-Prime Obligations Fund

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


YEAR ENDED JULY 31                             1999           1998           1997          1996         1995
NET ASSET VALUE, BEGINNING OF PERIOD        $  1.00        $  1.00        $  1.00       $  1.00      $  1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                          0.05           0.05           0.05          0.05         0.05
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.05)         (0.05)         (0.05)        (0.05)       (0.05)
NET ASSET VALUE, END OF PERIOD              $  1.00        $  1.00        $  1.00       $  1.00      $  1.00
TOTAL RETURN 1                                 4.88%          5.37%          5.19%         5.32%        5.38%

RATIOS TO AVERAGE NET ASSETS:
Expenses 2                                     0.55%          0.55%          0.56%         0.56%        0.58%
Net investment income 2                        4.67%          5.14%          5.00%         5.02%        5.53%
Expenses (after waivers)                       0.45%          0.45%          0.45%         0.45%        0.45%
Net investment income (after waivers)          4.77%          5.24%          5.11%         5.13%        5.66%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)  $4,215,510     $3,468,222     $2,236,997    $1,297,019     $500,954


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 1999, which can be obtained free of charge.

Financial Highlights-Prime Cash Obligations Fund

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                           PERIOD
                                           ENDED
                                           JULY 31,                         YEAR ENDED JANUARY 31,
                                           1999 1          1999          1998         1997 2       1996
1995
NET ASSET VALUE, BEGINNING OF PERIOD       $  1.00      $  1.00       $  1.00      $  1.00      $  1.00       $
1.00
INCOME FROM
INVESTMENT OPERATIONS:
Net investment income                         0.02         0.05          0.05         0.05         0.06
0.04
LESS DISTRIBUTIONS:
Distributions from net
investment income                            (0.02)       (0.05)        (0.05)       (0.05)       (0.06)
(0.04)
NET ASSET VALUE, END OF PERIOD              $ 1.00       $ 1.00       $  1.00      $  1.00      $  1.00       $
1.00
TOTAL RETURN 3                                2.29%        5.23%         5.34%        5.11%        5.83%
4.21%

RATIOS TO AVERAGE NET ASSETS:
Expenses 4                                    0.56% 5      0.55%         0.55%        0.57%        0.50%
0.50%
Net investment income 4                       4.50% 5      4.97%         5.17%        4.88%        5.57%
3.92%
Expenses (after waivers)                      0.43% 5      0.43%         0.43%        0.43%        0.42%
0.37%
Net investment income (after waivers)         4.63% 5      5.09%         5.29%        5.02%        5.65%
4.05%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)   $957,998     $894,851      $668,665     $412,762     $324,474
$342,673


1 The Fund has changed its fiscal year-end from January 31 to July 31.

2 Federated Investment Management Company, formerly Federated Management, became the Fund's investment adviser on November 15, 1996. Prior to November 15, 1996, Lehman Brothers Global Asset Management served as the
Fund's investment adviser.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

5 Computed on an annualized basis.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 1999, which can be obtained free of charge.

Financial Highlights-Prime Value Obligations Fund

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            PERIOD
                                            ENDED
                                            JULY 31,                   YEAR ENDED JANUARY 31,
                                            1999 1            1999         1998       1997 2      1996
1995
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00         $ 1.00       $ 1.00     $ 1.00      $ 1.00      $
1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                          0.02           0.05         0.05       0.05        0.06
0.04
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.02)         (0.05)       (0.05)     (0.05)      (0.06)
(0.04)
NET ASSET VALUE, END OF PERIOD               $ 1.00         $ 1.00       $ 1.00     $ 1.00      $ 1.00      $
1.00
TOTAL RETURN 3                                 2.31%          5.27%        5.41%      5.15%       5.84%
4.26%

RATIOS TO AVERAGE NET ASSETS:
Expenses 4                                     0.56% 5       0.56%        0.56%      0.57%       0.50%
0.50%
Net investment income 4                        4.49% 5       4.98%        5.15%      4.89%       5.60%
3.79%
Expenses (after waivers)                       0.41% 5       0.41%        0.39%      0.41%       0.42%
0.34%
Net investment income (after waivers)          4.64% 5       5.13%        5.32%      5.05%       5.68%
3.95%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $707,737      $495,172     $325,390    $18,415     $20,372
$21,739


1 The Fund has changed its fiscal year-end from January 31 to July 31.

2 Federated Investment Management Company, formerly Federated Management, became the Fund's investment adviser on November 15, 1996. Prior to November 15, 1996, Lehman Brothers Global Asset Management served as the
Fund's investment adviser.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

5 Computed on an annualized basis.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 1999, which can be obtained free of charge.

Financial Highlights-Tax-Free Obligations Fund

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

YEAR ENDED JULY 31                               1999         1998         1997         1996         1995
NET ASSET VALUE, BEGINNING OF PERIOD           $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                            0.03         0.03         0.03         0.03         0.03
LESS DISTRIBUTIONS:
Distributions from net investment income        (0.03)       (0.03)       (0.03)       (0.03)       (0.03)
NET ASSET VALUE, END OF PERIOD                 $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
TOTAL RETURN 1                                   2.89%        3.25%        3.24%        3.29%        3.39%

RATIOS TO AVERAGE NET ASSETS:
Expenses 2                                       0.55%        0.55%        0.55%        0.56%        0.59%
Net investment income 2                          2.73%        3.10%        3.09%        3.11%        3.34%
Expenses (after waivers)                         0.45%        0.45%        0.45%        0.45%        0.45%
Net investment income (after waivers)            2.83%        3.20%        3.19%        3.22%        3.48%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $1,055,650     $940,516     $587,983     $406,408     $252,016


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 1999, which can be obtained free of charge.

Financial Highlights-Treasury Obligations Fund

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

YEAR ENDED JULY 31                               1999           1998           1997           1996         1995
NET ASSET VALUE, BEGINNING OF PERIOD           $ 1.00         $ 1.00         $ 1.00         $ 1.00       $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                            0.05           0.05           0.05           0.05         0.05
LESS DISTRIBUTIONS:
Distributions from net investment income        (0.05)         (0.05)         (0.05)         (0.05)       (0.05)
NET ASSET VALUE, END OF PERIOD                 $ 1.00         $ 1.00         $ 1.00         $ 1.00       $ 1.00
TOTAL RETURN 1                                   4.65%          5.28%          5.10%          5.26%        5.23%

RATIOS TO AVERAGE NET ASSETS:
Expenses 2                                       0.54%          0.55%          0.55%          0.56%        0.56%
Net investment income 2                          4.45%          5.05%          4.93%          5.01%        5.42%
Expenses (after waivers)                         0.45%          0.45%          0.45%          0.45%        0.45%
Net investment income (after waivers)            4.54%          5.15%          5.03%          5.12%        5.53%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $5,034,388     $5,045,428     $3,054,110     $1,516,839     $543,855


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 1999, which can be obtained free of charge.

[Graphic]
Federated
World-Class Investment Manager
PROSPECTUS

Money Market Obligations Trust



Government Obligations Fund
Government Obligations
Tax-Managed Fund
Municipal Obligations Fund
Prime Obligations Fund
Prime Cash Obligations Fund
Prime Value Obligations Fund
Tax-Free Obligations Fund
Treasury Obligations Fund

INSTITUTIONAL SERVICE SHARES

OCTOBER 31, 1999

A Statement of Additional Information (SAI) dated October 31, 1999, is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Funds' SAI, Annual and Semi-Annual Reports to shareholders as they become available. The Annual Reports discuss market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. To obtain the SAI, the Annual Report, the Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Funds at 1-800-341-7400.

You can obtain information about the Funds (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

[Graphic]
Federated
Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM
Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Cusip 60934N807 Cusip 60934N849 Cusip 60934N641 Cusip 60934N708 Cusip 60934N617
Cusip 60934N575 Cusip 60934N880 Cusip 60934N872



G02705-02 (10/99)

[Graphic]


STATEMENT OF ADDITIONAL INFORMATION
Money Market Obligations Trust



Government Obligations Fund (Government Fund)

Government Obligations Tax-Managed Fund (Government Tax-Managed Fund)

Municipal Obligations Fund (Municipal Fund)

Prime Obligations Fund (Prime Fund)

Prime Cash Obligations Fund (Prime Cash Fund)

Prime Value Obligations Fund (Prime Value Fund)

Tax-Free Obligations Fund (Tax-Free Fund)

Treasury Obligations Fund (Treasury Fund)



INSTITUTIONAL SERVICE SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Institutional Service Shares of the Funds, dated October 31, 1999. This SAI incorporates by reference the Funds' Annual Reports. Obtain the prospectus or the Annual Reports without charge by calling 1-800-341-7400.

OCTOBER 31, 1999

 [Graphic]
 Federated
 World-Class Investment Manager
 Money Market Obligations Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM
 Federated Securities Corp., Distributor

G02705-04 (10/99)

[Graphic]

CONTENTS



How are the Funds Organized?  1

Securities in Which the Funds Invest  1

What Do Shares Cost?  5

How are the Funds Sold?  5

Subaccounting Services  5

Redemption in Kind  6

Massachusetts Partnership Law  6

Account and Share Information  6

Tax Information  6

Who Manages and Provides Services to the Funds?  7

How Do the Funds Measure Performance?  11

Who is Federated Investors, Inc.?  14

Financial Information  15

Investment Ratings  15

Addresses  17



How are the Funds Organized?



Each Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Municipal Fund and the Prime Value Fund, which were established on February 5, 1993, and the Prime Cash Fund, which was established on November 16, 1992, will be reorganized as portfolios of the Trust on November 1, 1999.

The Board of Trustees (the Board) has established three classes of shares of the Funds, known as Institutional Shares, Institutional Service Shares and Institutional Capital Shares. This SAI relates to Institutional Service Shares (Shares). The Funds' investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Management, former adviser to the Funds (except the Government Tax-Managed Fund) and Federated Administrative Services, former adviser to the Government Tax-Managed Fund, became Federated Investment Management Company (formerly, Federated Advisers).



Securities in Which the Funds Invest



SECURITIES DESCRIPTIONS AND TECHNIQUES



The Funds' principal securities are described in the prospectus. In pursuing their investment strategies, the Funds may invest in such securities, or the securities described below, for any purpose that is consistent with their investment objectives.



ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.



SPECIAL TRANSACTIONS

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to a Fund. A Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for a Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

SECURITIES LENDING



A Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, a Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay a Fund the equivalent of any dividends or interest received on the loaned securities. A Fund will reinvest cash collateral in securities that qualify as an acceptable investment for a Fund. However, a Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of a Fund or the borrower. A Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. A Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.



The Prime Fund has no present intention to engage in securities lending.

ASSET COVERAGE



In order to secure its obligations in connection with special transactions, a Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless a Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause a Fund to miss favorable trading opportunities or to realize losses on special transactions.



INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Funds may invest their assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.



In addition, a Fund may invest in the securities described below.

PRIME FUND, PRIME CASH FUND AND PRIME VALUE FUND



MUNICIPAL SECURITIES



Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Funds may invest in taxable municipal securities.



INSURANCE CONTRACTS



Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Funds treat these contracts as fixed income securities.



FOREIGN SECURITIES



Foreign securities are securities of issuers based outside the United States. The Funds consider an issuer to be based outside the United States if:



* it is organized under the laws of, or has a principal office located in, another country;



* the principal trading market for its securities is in another country; or



* it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.



Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

The Prime Fund, the Prime Cash Fund and the Prime Value Fund also may invest in U.S. Treasury securities and agency securities, which are described in the prospectus.

MUNICIPAL FUND AND TAX-FREE FUND



GENERAL OBLIGATION BONDS

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

SPECIAL REVENUE BONDS

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

PRIVATE ACTIVITY BONDS

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.



The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Funds may invest in bonds subject to AMT.



MUNICIPAL LEASES

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.



The Funds may invest in securities supported by individual leases or pools of municipal leases.



TEMPORARY DEFENSIVE INVESTMENTS



The Municipal Fund and the Tax-Free Fund may make temporary defensive investments in the following taxable securities, which are described in the prospectus or herein: U.S. Treasury securities, agency securities, bank instruments, corporate debt securities, commercial paper, repurchase agreements and reverse repurchase agreements.

GOVERNMENT FUND, GOVERNMENT TAX-MANAGED FUND, MUNICIPAL FUND, PRIME FUND, PRIME CASH FUND, PRIME VALUE FUND AND TAX-FREE FUND



REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by a Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because a Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

INVESTMENT RATINGS



The ratings categories of a nationally recognized statistical rating organization (NRSRO) are determined without regard for sub-categories and gradations. For example, securities rated SP-1 or SP-2 by Standard & Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors Service (Moody's), or F-1+, F-1 or F-2 by Fitch IBCA, Inc. (Fitch) are all considered rated in one of the two highest short-term rating categories. The Funds will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in the highest or one of the two highest short-term rating categories. See "Regulatory Compliance."



INVESTMENT RISKS

There are many factors which may affect an investment in the Funds. The Funds' principal risks are described in the prospectus. Additional risk factors are outlined below.



GOVERNMENT TAX-MANAGED FUND

CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

MUNICIPAL FUND AND TAX-FREE FUND

CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Funds will fail to meet their obligations. This could cause the Funds to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

TAX RISKS

In order to be tax exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Funds to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

PRIME FUND, PRIME CASH FUND AND PRIME VALUE FUND

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the U.S. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

PREPAYMENT RISKS

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on asset backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from voluntary prepayment, refinancing, or foreclosure of the underlying loans. If a Fund receives unscheduled prepayments, it may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

GOVERNMENT FUND, GOVERNMENT TAX-MANAGED FUND, MUNICIPAL FUND, PRIME FUND, PRIME CASH FUND, PRIME VALUE FUND AND TAX-FREE FUND

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Funds to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

FUNDAMENTAL INVESTMENT OBJECTIVES AND POLICIES

FUND                          OBJECTIVE
Government                    Fund To provide current income consistent with
                              stability of principal.
Government                    Tax-Managed Fund To provide current income
                              consistent with stability of principal and liquidity.
Prime                         Fund To provide current income consistent with
                              stability of principal.
Tax-Free                      Fund To provide dividend income exempt from
                              federal regular income tax consistent with stability of principal.
Treasury                      Fund To provide current income consistent with
                              stability of principal.



The investment objective of each Fund may not be changed by the Fund's Trustees without shareholder approval.



As a matter of investment policy which cannot be changed without shareholder approval, at least 80% of the Municipal Fund's and the Tax-Free Fund's annual interest income will be exempt from federal regular income tax.



INVESTMENT LIMITATIONS

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, a Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the U.S. or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

A Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

INVESTING IN REAL ESTATE

A Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. A Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES

A Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

UNDERWRITING

A Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

LENDING CASH OR SECURITIES

A Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

CONCENTRATION OF INVESTMENTS



A Fund (with the exception of the Prime Fund and the Prime Value Fund) will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.



The Prime Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, except that the Prime Fund may invest 25% or more of the value of its total assets in the commercial paper issued by finance companies. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.



The Prime Value Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, except that the Prime Value Fund may invest 25% or more of the value of its total assets in obligations of issuers in the banking industry or in obligations, such as repurchase agreements, secured by such obligations. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT OF 1940. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.



PLEDGING ASSETS

A Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

BUYING ON MARGIN

A Fund will not purchase securities on margin, provided that a Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

INVESTING IN ILLIQUID SECURITIES

A Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of a Fund's net assets.



INVESTING IN RESTRICTED SECURITIES

The Municipal Fund, the Prime Fund, the Prime Cash Fund, the Prime Value Fund and the Tax-Free Fund may invest in securities subject to restriction on resale under the federal securities laws.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

For purposes of the diversification limitation, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

To conform to the current view of the Securities and Exchange Commission (SEC) that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Funds will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. As a non-fundamental operating policy, the Funds will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

For purposes of the concentration limitation (with the exception of the Prime Fund and the Prime Value Fund), (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.



REGULATORY COMPLIANCE

The Funds may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Funds will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Funds will determine the effective maturity of their investments according to the Rule. The Funds may change these operational policies to reflect changes in the laws and regulations without the approval of their shareholders.

DETERMINING MARKET VALUE OF SECURITIES



The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Funds computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Funds' use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and each Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the net asset value per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.



What Do Shares Cost?



The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.



How are the Funds Sold?

Under the Distributor's Contract with the Funds, the Distributor
(Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

The Funds may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of a Fund's assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution- related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Funds or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.



Subaccounting Services



Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Funds intend to pay Share redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Funds are obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, the Funds will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Funds determine their NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of a Trust's outstanding shares of all series entitled to vote.



As of October 7, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service Shares of the Funds:
Citizens Bank of Rhode Island, Providence, Rhode Island, 13.47%, BancFirst, Oklahoma City, Oklahoma, 11.12%, Perry Baker & Co., Westerly, Rhode Island, 7.09% and Currier & Co., Salem, Massachusetts, 5.58% of the Government Tax-Managed Fund; The Mark Travel Corp., Milwaukee, Wisconsin, 27.39%, UBS AG Omnibus Account, New York, New York, 13.38% and Primevest Financial Services, St. Cloud, Minnesota, 7.07% of the Municipal Fund; Laba & Co., Chicago, Illinois, 29.19% and Peoples Bank, Bridgeport, Connecticut, 7.34% of the Prime Fund; Harris Trust and Savings Bank, Chicago, Illinois, 47.30%, Hare & Co., New York, New York, 13.19%, Kaw & Co., Charleston, West Virginia, 7.39% and First Union Capital Markets Corp., Charlotte, North Carolina, 5.43% of the Prime Cash Fund; Primevest Financial Services, St. Cloud, Minnesota, 10.71%, Thafnab & Co., Terre Haute, Indiana, 7.71% and Hare & Co., c/o Bank of New York, New York, New York, 6.53% of the Prime Value Fund; Naidot & Co., Woodbridge, New Jersey, 21.65%, Strafe & Co., Columbus, Ohio, 12.37% and Kaw & Co., Charleston, West Virginia, 5.83% of the Tax-Free Fund; The Chase Manhattan Bank, N.A., New York, New York, 9.17%, Plitt & Co., Baltimore, Maryland, 7.40% and Turtle & Co., Boston, Massachusetts, 5.78% of the Treasury Fund.



Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

Each Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

Who Manages and Provides Services to the Funds?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 21 funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Funds' Adviser.

As of October 7, 1999, the Trust's Board and Officers as a group owned less than 1% of the Trust's outstanding Institutional Service Shares.

NAME                                                                                   TOTAL
BIRTH DATE                                                              AGGREGATE      COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS          COMPENSATION   FROM TRUST AND
POSITION WITH TRUST                      FOR PAST FIVE YEARS            FROM TRUST     FUND COMPLEX

JOHN F. DONAHUE*#+                       Chief Executive Officer                  $0   $0 for the Trust and
Birth Date: July 28, 1924                and Director or Trustee of                    54 other investment
Federated Investors Tower                the Federated Fund                            companies in the
1001 Liberty Avenue                      Complex; Chairman and                         Fund Complex
Pittsburgh, PA                           Director, Federated
CHAIRMAN AND TRUSTEE                     Investors, Inc.; Chairman
                                         and Trustee, Federated Investment
                                         Management Company; Chairman and
                                         Director, Federated Investment
                                         Counseling, and Federated Global
                                         Investment Management Corp.; Chairman,
                                         Passport Research, Ltd.
THOMAS G. BIGLEY                         Director or Trustee of           $22,998.69   $113,860.22 for the Trust
Birth Date: February 3, 1934             the Federated Fund                            and 54 other investment
15 Old Timber Trail                      Complex; Director, Member                     companies in the
Pittsburgh, PA                           of Executive Committee,                       Fund Complex
TRUSTEE                                  Children's Hospital of
                                         Pittsburgh; Director,
                                         Robroy Industries, Inc.
                                         (coated steel conduits/
                                         computer storage
                                         equipment); formerly:
                                         Senior Partner, Ernst &
                                         Young LLP; Director, MED
                                         3000 Group, Inc.
                                         (physician practice
                                         management); Director,
                                         Member of Executive
                                         Committee, University of
                                         Pittsburgh.
JOHN T. CONROY, JR.                      Director or Trustee of the       $25,312.12   $125,264.48 for the Trust
Birth Date: June 23, 1937                Federated Fund Complex;                       and 54 other investment
Wood/Commercial Dept.                    President, Investment                         companies in the
John R. Wood Associates, Inc. Realtors   Properties Corporation;                       Fund Complex
3255 Tamiami Trail North                 Senior Vice President,
Naples, FL                               John R. Wood and
TRUSTEE                                  Associates, Inc.,
                                         Realtors; Partner or
                                         Trustee in private real
                                         estate ventures in
                                         Southwest Florida;
                                         formerly: President,
                                         Naples Property
                                         Management, Inc. and
                                         Northgate Village
                                         Development Corporation.
NICHOLAS CONSTANTAKIS++                  Director or Trustee of the       $3,686.46    $47,958.02 for the Trust
Birth Date: September 3, 1939            Federated Fund Complex;                       and 29 other investment
175 Woodshire Drive                      formerly: Partner,                            companies in the
Pittsburgh, PA                           Andersen Worldwide SC.                        Fund Complex
TRUSTEE

JOHN F. CUNNINGHAM++                     Director or Trustee of some      $12,056.51   $0 for the Trust
Birth Date: March 5, 1943                of the Federated Fund                         and 46 other investment
353 El Brillo Way                        Complex; Chairman,                            companies in the
Palm Beach, FL                           President and Chief                           Fund Complex
TRUSTEE                                  Executive Officer,
                                         Cunningham & Co., Inc.
                                         (strategic business
                                         consulting); Trustee
                                         Associate, Boston College;
                                         Director, Iperia Corp.
                                         (communications/software);
                                         formerly: Director,
                                         Redgate Communications and
                                         EMC Corporation (computer
                                         storage systems)
 .
                                         Previous Positions:
                                         Chairman of the Board and
                                         Chief Executive Officer,
                                         Computer Consoles, Inc.;
                                         President and Chief
                                         Operating Officer, Wang
                                         Laboratories; Director,
                                         First National Bank of
                                         Boston; Director, Apollo
                                         Computer, Inc.

J. CHRISTOPHER DONAHUE+                  President or Executive                   $0   $0 for the Trust
Birth Date: April 11, 1949               Vice President of the                         and 16 other investment
Federated Investors Tower                Federated Fund Complex;                       companies in the
1001 Liberty Avenue                      Director or Trustee of some                   Fund Complex
Pittsburgh, PA                           of the Funds in the
PRESIDENT AND TRUSTEE                    Federated Fund Complex;
                                         President, Chief Executive Officer and
                                         Director, Federated Investors, Inc.;
                                         President and Trustee, Federated
                                         Investment Management Company;
                                         President and Trustee, Federated
                                         Investment Counseling, President and
                                         Director, Federated Global Investment
                                         Management Corp.; President, Passport
                                         Research, Ltd.; Trustee, Federated
                                         Shareholder Services Company; Director,
                                         Federated Services Company.

LAWRENCE D. ELLIS, M.D.*                 Director or Trustee of the       $22,998.69   $113,860.22 for the Trust
Birth Date: October 11, 1932             Federated Fund Complex;                       and 54 other investment
3471 Fifth Avenue                        Professor of Medicine,                        companies in the
Suite 1111                               University of Pittsburgh;                     Fund Complex
Pittsburgh, PA                           Medical Director,
TRUSTEE                                  University of Pittsburgh
                                         Medical Center-Downtown; Hematologist,
                                         Oncologist, and Internist, University
                                         of Pittsburgh Medical Center; Member,
                                         National Board of Trustees, Leukemia
                                         Society of America.


NAME                                                                                   TOTAL
BIRTH DATE                                                              AGGREGATE      COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS          COMPENSATION   FROM TRUST AND
POSITION WITH TRUST                      FOR PAST FIVE YEARS            FROM TRUST     FUND COMPLEX
PETER E. MADDEN                          Director or Trustee of the       $20,158.88   $113,860.22 for the Trust
Birth Date: March 16, 1942               Federated Fund Complex;                       and 54 other investment
One Royal Palm Way                       formerly: Representative,                     companies in the
100 Royal Palm Way                       Commonwealth of                               Fund Complex
Palm Beach, FL                           Massachusetts General
TRUSTEE                                  Court; President, State
                                         Street Bank and Trust
                                         Company and State
                                         Street Corporation.
                                         Previous Positions:
                                         Director, VISA USA and VISA
                                         International; Chairman
                                         and Director,
                                         Massachusetts Bankers
                                         Association; Director,
                                         Depository Trust
                                         Corporation; Director, The
                                         Boston Stock Exchange.

CHARLES F. MANSFIELD, JR.++              Director or Trustee of some      $12,056.51   $0 for the Trust
Birth Date: April 10, 1945               of the Federated Fund                         and 50 other investment
80 South Road                            Complex; Management                           companies in the
Westhampton Beach, NY                    Consultant.                                   Fund Complex
TRUSTEE                                  Previous Positions: Chief
                                         Executive Officer, PBTC International
                                         Bank; Partner, Arthur Young & Company
                                         (now Ernst & Young LLP); Chief
                                         Financial Officer of Retail Banking
                                         Sector, Chase Manhattan Bank; Senior
                                         Vice President, Marine Midland Bank;
                                         Vice President, Citibank; Assistant
                                         Professor of Banking and Finance, Frank
                                         G. Zarb School of Business, Hofstra
                                         University.

JOHN E. MURRAY, JR., J.D., S.J.D.#       Director or Trustee of           $24,201.52   $113,860.22 for the Trust
Birth Date: December 20, 1932            the Federated Fund                            and 54 other investment
President, Duquesne University           Complex; President, Law                       companies in the
Pittsburgh, PA                           Professor, Duquesne                           Fund Complex
TRUSTEE                                  University; Consulting
                                         Partner, Mollica & Murray;
                                         Director, Michael Baker
                                         Corp. (engineering,
                                         construction, operations,
                                         and technical services).
                                         Previous Positions: Dean
                                         and Professor of Law,
                                         University of Pittsburgh
                                         School of Law; Dean and
                                         Professor of Law, Villanova
                                         University School of Law.

MARJORIE P. SMUTS                        Director or Trustee of the       $22,998.69   $113,860.22 for the Trust
Birth Date: June 21, 1935                Federated Fund Complex;                       and 54 other investment
4905 Bayard Street                       Public Relations/                             companies in the
Pittsburgh, PA                           Marketing/Conference                          Fund Complex
TRUSTEE                                  Planning.
                                         Previous Positions:
                                         National Spokesperson,
                                         Aluminum Company of
                                         America; television
                                         producer; business owner.

JOHN S. WALSH++                          Director or Trustee of some      $12,056.51   $0 for the Trust and
Birth Date: November 28, 1957            of the Federated Fund                         48 other investment
2007 Sherwood Drive                      Complex; President and                        companies in the
Valparaiso, IN                           Director, Heat Wagon, Inc.                    Fund Complex
TRUSTEE                                  (manufacturer of
                                         construction temporary
                                         heaters); President and
                                         Director, Manufacturers
                                         Products, Inc.
                                         (distributor of portable
                                         construction heaters);
                                         President, Portable Heater
                                         Parts, a division of
                                         Manufacturers Products,
                                         Inc.; Director, Walsh &
                                         Kelly, Inc. (heavy highway
                                         contractor); formerly:
                                         Vice President, Walsh &
                                         Kelly, Inc.

EDWARD C. GONZALES                       Trustee or Director of some              $0   $0 for the Trust and
Birth Date: October 22, 1930             of the Funds in the                           1 other investment
Federated Investors Tower                Federated Fund Complex;                       company in the
1001 Liberty Avenue                      President, Executive Vice                     Fund Complex
Pittsburgh, PA                           President and Treasurer of
EXECUTIVE VICE PRESIDENT                 some of the Funds in the
                                         Federated Fund Complex; Vice Chairman,
                                         Federated Investors, Inc.; Vice
                                         President, Federated Investment
                                         Management Company and Federated
                                         Investment Counseling, Federated Global
                                         Investment Management Corp. and
                                         Passport Research, Ltd.; Executive Vice
                                         President and Director, Federated
                                         Securities Corp.; Trustee, Federated
                                         Shareholder Services Company.

JOHN W. MCGONIGLE                        Executive Vice President                 $0   $0 for the Trust and
Birth Date: October 26, 1938             and Secretary of the                          54 other investment
Federated Investors Tower                Federated Fund Complex;                       companies in the
1001 Liberty Avenue                      Executive Vice President,                     Fund Complex
Pittsburgh, PA                           Secretary and Director,
EXECUTIVE VICE PRESIDENT                 Federated Investors, Inc.;
AND SECRETARY                            Trustee, Federated
                                         Investment Management Company and
                                         Federated Investment Counseling;
                                         Director, Federated Global Investment
                                         Management Corp., Federated Services
                                         Company and Federated Securities Corp.

RICHARD J. THOMAS                        Treasurer of the Federated               $0   $0 for the Trust and
Birth Date: June 17, 1954                Fund Complex; Vice                            54 other investment
Federated Investors Tower                President - Funds                             companies in the
1001 Liberty Avenue                      Financial Services                            Fund Complex
Pittsburgh, PA                           Division, Federated
TREASURER                                Investors, Inc.; formerly:
                                         various management
                                         positions within Funds
                                         Financial Services
                                         Division of Federated
                                         Investors, Inc.

RICHARD B. FISHER                        President or Vice                        $0   $0 for the Trust and
Birth Date: May 17, 1923                 President of some of the                      6 other investment
Federated Investors Tower                Funds in the Federated Fund                   companies in the
1001 Liberty Avenue                      Complex; Director or                          Fund Complex
Pittsburgh, PA                           Trustee of some of the
VICE PRESIDENT                           Funds in the Federated Fund
                                         Complex; Executive Vice
                                         President, Federated
                                         Investors, Inc.; Chairman
                                         and Director, Federated
                                         Securities Corp.


NAME                                                                                   TOTAL
BIRTH DATE                                                              AGGREGATE      COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS          COMPENSATION   FROM TRUST AND
POSITION WITH TRUST                      FOR PAST FIVE YEARS            FROM TRUST     FUND COMPLEX
WILLIAM D. DAWSON, III                   Chief Investment Officer                 $0   $0 for the Trust and
Birth Date: March 3, 1949                of this Fund and various                      41 other investment
Federated Investors Tower                other Funds in the                            companies in the
1001 Liberty Avenue                      Federated Fund Complex;                       Fund Complex
Pittsburgh, PA                           Executive Vice President,
CHIEF INVESTMENT OFFICER                 Federated Investment
                                         Counseling, Federated Global Investment
                                         Management Corp., Federated Investment
                                         Management Company and Passport
                                         Research, Ltd.; Registered
                                         Representative, Federated Securities
                                         Corp.; Portfolio Manager, Federated
                                         Administrative Services; Vice
                                         President, Federated Investors, Inc.;
                                         formerly: Executive Vice President and
                                         Senior Vice President, Federated
                                         Investment Counseling Institutional
                                         Portfolio Management Services Division;
                                         Senior Vice President, Federated
                                         Investment Management Company and
                                         Passport Research, Ltd.

DEBORAH A. CUNNINGHAM                    Deborah A. Cunningham is                 $0   $0 for the Trust and
Birth Date: September 15, 1959           Vice President of the                         6 other investment
Federated Investors Tower                Trust. Ms. Cunningham                         companies in the
1001 Liberty Avenue                      joined Federated in 1981                      Fund Complex
Pittsburgh, PA                           and has been a Senior
VICE PRESIDENT                           Portfolio Manager and a
                                         Senior Vice President of
                                         the Funds' Adviser since
                                         1997. Ms. Cunningham
                                         served as a Portfolio
                                         Manager and a Vice
                                         President of the Adviser
                                         from 1993 until 1996.
                                         Ms. Cunningham is a
                                         Chartered Financial
                                         Analyst and received her
                                         M.B.A. in Finance from
                                         Robert Morris College.

MARY JO OCHSON                           Mary Jo Ochson is Vice                   $0   $0 for the Trust and
Birth Date: September 12, 1953           President of the Trust.                       7 other investment
Federated Investors Tower                Ms. Ochson joined                             companies in the
1001 Liberty Avenue                      Federated in 1982 and has                     Fund Complex
Pittsburgh, PA                           been a Senior Portfolio
VICE PRESIDENT                           Manager and a Senior Vice
                                         President of the Funds'
                                         Adviser since 1996. From
                                         1988 through 1995,
                                         Ms. Ochson served as a
                                         Portfolio Manager and a
                                         Vice President of the
                                         Funds' Adviser. Ms. Ochson
                                         is a Chartered Financial
                                         Analyst and received her
                                         M.B.A. in Finance from the
                                         University of Pittsburgh.




* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.



+ Mr. Donahue is the father of J. Christopher Donahue, President of the
Trust.



++ Messrs. Cunningham, Mansfield and Walsh became members of the Board on January 1, 1999. Mr. Constantakis became a member of the Board on October 1, 1999. Messrs. Cunningham, Mansfield and Walsh did not earn any fees for serving the Federated Fund Complex since these fees are reported as of the end of the last calendar year.



INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Funds.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS



When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Funds and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds' Board.

Investment decisions for the Funds are made independently from those of other accounts managed by the Adviser. When a Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Funds and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Funds.



ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Funds. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM AVERAGE AGGREGATE DAILY ADMINISTRATIVE FEE NET ASSETS OF THE FEDERATED FUNDS 0.150 of 1% on the first $250 million 0.125 of 1% on the next $250 million
0.100 of 1% on the next $250 million 0.075 of 1% on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Funds for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Funds. Foreign instruments purchased by the Funds are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT



Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Funds pay the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.



INDEPENDENT PUBLIC ACCOUNTANTS



The independent public accountants for the Government Fund, the Government Tax-Managed Fund, the Prime Fund, the Tax-Free Fund and the Treasury Fund, Arthur Andersen LLP, plans and performs its audit so that it may provide an opinion as to whether the Funds' financial statements and financial highlights are free of material misstatement.

INDEPENDENT AUDITORS

The independent auditors for the Municipal Fund, the Prime Cash Fund and the Prime Value Fund, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Funds' financial statements and financial highlights are free of material misstatement.



FEES PAID BY THE FUNDS FOR SERVICES



                               ADVISORY
FEE                                                                           SHAREHOLDER
                            ADVISORY FEE REDUCTION                      ADMINISTRATIVE
FEE                            SERVICES FEE
FOR THE YEAR ENDED
JULY 31                         1999             1998            1997            1999            1998
1997          1999
Government Fund         $ 12,594,895     $  9,364,290    $  6,777,523     $ 4,748,275     $ 3,531,785    $
2,559,413  $  4,433,875
                           5,748,147        4,778,285
3,522,148
Government
Tax-Managed Fund           4,442,958        2,869,299       1,452,990       1,674,995       1,082,093
548,677     2,950,939
                           2,187,791        1,725,248
923,964
Prime Fund                18,192,962       14,305,445      10,030,131       6,858,747       5,395,419
3,787,706     9,353,421
                           9,378,326        7,090,763
5,562,429
Tax-Free Fund              7,008,989        5,174,140       4,284,365       2,642,389       1,951,404
1,617,952     2,567,781
                           3,652,002        2,661,895
2,116,877
Treasury Fund             22,626,298       19,318,524      13,886,919       8,530,115       7,285,996
5,244,250    12,980,684
                           9,896,725        9,537,113
6,879,101


                               ADVISORY
FEE                                                                           SHAREHOLDER
                            ADVISORY FEE REDUCTION                      ADMINISTRATIVE
FEE                            SERVICES FEE
FOR THE YEAR ENDED
JANUARY 31                      1999             1998            1997 1          1999            1998
1997         1999
Municipal Fund          $    803,037     $    447,960    $     76,352     $   302,822     $   190,864    $
19,609   $   157,723
                             636,478          447,960
76,352
Prime Cash Fund            4,676,382        3,485,448         911,504       1,762,996       1,315,415
30,284     1,803,553
                           2,853,923        2,107,753
505,519
Prime Value Fund           3,264,534        1,821,778         202,835       1,230,729         687,478
78,894       960,721
                           2,420,288        1,553,105
166,441


                               ADVISORY
FEE                                                                           SHAREHOLDER
                            ADVISORY FEE REDUCTION                      ADMINISTRATIVE
FEE                            SERVICES FEE
FOR THE PERIOD ENDED
JULY 31                                       1999 2                                           1999
2                      1999 2
Municipal Fund                           $    516,311                                     $
194,649                  $   101,418

446,031
Prime Cash Fund                             3,622,592
1,365,717                    1,144,130

2,260,468
Prime Value Fund                            2,380,186
897,330                      676,637

1,769,715


1 Federated Investment Management Company, formerly Federated Management, became the Fund's investment adviser on November 15, 1996. Prior to November 15, 1996, Lehman Brothers Global Asset Management served as the
Fund's investment adviser.

2 The Fund has changed its fiscal year-end from January 31 to July 31.

For the fiscal years ended January 31, 1999, 1998 and 1997, fees paid by the Municipal Fund, the Prime Cash Fund and the Prime Value Fund for services are prior to the Funds' reorganization as portfolios of the Trust on November 1, 1999.



Fees are allocated among classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable class of Shares.

How Do the Funds Measure Performance?

The Funds may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Funds' or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD



Total returns are given for the one-year, five-year or Start of Performance periods ended July 31, 1999.

Yield, Effective Yield and Tax-Equivalent Yield are given for the 7-day period ended July 31, 1999.

Performance of the Municipal Fund, the Prime Cash Fund and the Prime Value Fund shown are prior to the Funds' reorganization as portfolios of the Trust on November 1, 1999.

                                                                START OF PERFORMANCE
GOVERNMENT FUND               7-DAY PERIOD   1 YEAR   5 YEARS   ON JULY 5, 1994
Total Return                  -              4.78%      5.17%      5.16%
Yield                         4.67%          -          -          -
Effective Yield               4.78%          -          -          -

                                                                START OF PERFORMANCE
GOVERNMENT TAX-MANAGED FUND   7-DAY PERIOD   1 YEAR   5 YEARS   ON MAY 30, 1995
Total Return                  -              4.74%     -           5.09%
Yield                         4.60%          -         -           -
Effective Yield               4.71%          -         -           -

                                                                START OF PERFORMANCE
MUNICIPAL FUND                7-DAY PERIOD   1 YEAR   5 YEARS   ON FEBRUARY 8, 1993
Total Return                  -              3.10%    3.37%       3.12%
Yield                         2.97%          -        -           -
Effective Yield               3.02%          -        -           -
Tax-Equivalent Yield          4.92%          -        -           -

                                                                START OF PERFORMANCE
PRIME FUND                    7-DAY PERIOD   1 YEAR   5 YEARS   ON JULY 5, 1994
Total Return                  -              4.88%    5.23%       5.21%
Yield                         4.76%          -        -           -
Effective Yield               4.87%          -        -           -

                                                                START OF PERFORMANCE
PRIME CASH FUND               7-DAY PERIOD   1 YEAR   5 YEARS   ON SEPTEMBER 2, 1993
Total Return                  -              4.89%    5.26%       4.95%
Yield                         4.71%          -        -           -
Effective Yield               4.82%          -        -           -

                                                                START OF PERFORMANCE
PRIME VALUE FUND              7-DAY PERIOD   1 YEAR   5 YEARS   ON SEPTEMBER 1, 1993
Total Return                  -              4.93%    5.29%       4.99%
Yield                         4.74%          -        -           -
Effective Yield               4.86%          -        -           -

                                                                START OF PERFORMANCE
TAX-FREE FUND                 7-DAY PERIOD   1 YEAR   5 YEARS   ON JULY 5, 1994
Total Return                  -              2.89%    3.21%       3.20%
Yield                         2.75%          -        -           -
Effective Yield               2.79%          -        -           -
Tax-Equivalent Yield          4.55%          -        -           -

                                                                START OF PERFORMANCE
TREASURY FUND                 7-DAY PERIOD   1 YEAR   5 YEARS   ON JULY 5, 1994
Total Return                  -              4.65%       5.10%     5.09%
Yield                         4.54%           -          -         -
Effective Yield               4.64%           -          -         -



TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.



YIELD, EFFECTIVE YIELD AND TAX-EQUIVALENT YIELD



The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE



With regard to the Municipal Fund and the Tax-Free Fund, set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Municipal Fund or the Tax-Free Fund. The interest earned by the municipal securities owned by the Municipal Fund or the Tax-Free Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Municipal Fund's and the Tax-Free Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.



TAX EQUIVALENCY TABLE

TAXABLE YIELD
EQUIVALENT
FOR 1999
MULTISTATE
MUNICIPAL
FUND
FEDERAL INCOME
TAX
BRACKET:                                     15.00%        28.00%            31.00%
36.00%             39.60%
Joint Return                                $1-43,050   $43,051-104,050   $104,051-158,550   $158,551-283,150
OVER  $283,150
Single Return                               $1-25,750   $25,751-62,450    $62,451-130,250    $130,251-283,150
OVER  $283,150
TAX-EXEMPT YIELD:  TAXABLE YIELD EQUIVALENT:
1.00%                       1.18%                        1.39%            1.45%             1.56%
1.66%
1.50%                       1.76%                        2.08%            2.17%             2.34%
2.48%
2.00%                       2.35%                        2.78%            2.90%             3.13%
3.31%
2.50%                       2.94%                        3.47%            3.62%             3.91%
4.14%
3.00%                       3.53%                        4.17%            4.35%             4.69%
4.97%
3.50%                       4.12%                        4.86%            5.07%             5.47%
5.79%
4.00%                       4.71%                        5.56%            5.80%             6.25%
6.62%
4.50%                       5.29%                        6.25%            6.52%             7.03%
7.45%
5.00%                       5.88%                        6.94%            7.25%             7.81%
8.28%
5.50%                       6.47%                        7.64%            7.97%             8.59%
9.11%
6.00%                       7.06%                        8.33%            8.70%             9.38%
9.93%
6.50%                       7.65%                        9.03%            9.42%            10.16%
10.76%
7.00%                       8.24%                        9.72%           10.14%            10.94%
11.59%
7.50%                       8.82%                       10.42%           10.87%            11.72%
12.42%
8.00%                       9.41%                       11.11%           11.59%            12.50%
13.25%


Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

* references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

* charts, graphs and illustrations using the Funds' returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

* information about the mutual fund industry from sources such as the Investment Company Institute.

The Funds may compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:



  LIPPER ANALYTICAL SERVICES, INC.



Lipper Analytical Services, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.



IBC/DONOGHUE'S MONEY FUND REPORT



IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.



MONEY



Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.



SALOMON 30-DAY CD INDEX



Salomon 30-Day CD Index compares rate levels of 30-day certificates of deposit from the top ten prime representative banks.



SALOMON 30-DAY TREASURY BILL INDEX



Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.



DISCOUNT CORPORATION OF NEW YORK 30-DAY FEDERAL AGENCIES



Discount Corporation of New York 30-Day Federal Agencies is a weekly quote of the average daily offering price for selected federal agency issues maturing in 30 days.



BANK RATE MONITOR(C) NATIONAL INDEX



Bank Rate Monitor(C) National Index, published weekly, is an average of the interest rates of personal money market deposit accounts at ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. If more than one rate is offered, the lowest rate is used. Account minimums and compounding methods may vary.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value- oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making-based on intensive, diligent credit analysis-is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS



In the government sector, as of December 31, 1998, Federated managed 9 mortgage backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.



MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield-
J. Thomas Madden; U.S. fixed income-William D. Dawson, III; and global equities and fixed income-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Financial Information

The Financial Statements for the Funds for the fiscal year ended July 31, 1999 are incorporated herein by reference to the Annual Reports to Shareholders of the Funds dated July 31, 1999.

Investment Ratings

STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS



An S&P note rating reflects the liquidity concerns and market access risks unique to notes.



SP-1-Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2-Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES AND TENDER OPTION BONDS RATINGS

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)



COMMERCIAL PAPER RATINGS



An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1-This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS

AAA-Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.



MOODY'S INVESTORS SERVICE SHORT-TERM MUNICIPAL OBLIGATION RATINGS

Moody's short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.



MIG1-This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2-This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES AND TENDER OPTION BONDS RATINGS

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.



COMMERCIAL PAPER RATINGS



P-1-Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2-Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS

AAA-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR-Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)-The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)-The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)-The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.



FITCH IBCA, INC. SHORT-TERM DEBT RATING DEFINITIONS



F-1+-Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1-Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2-Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

Addresses

MONEY MARKET OBLIGATIONS TRUST



Government Obligations Fund
Government Obligations Tax-Managed Fund
Municipal Obligations Fund
Prime Obligations Fund
Prime Cash Obligations Fund
Prime Value Obligations Fund
Tax-Free Obligations Fund
Treasury Obligations Fund



Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS



Arthur Andersen LLP
225 Franklin Street
Boston, MA 02110-2812

INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072



PROSPECTUS
Money Market Obligations Trust

Municipal Obligations Fund

Prime Cash Obligations Fund

Prime Value Obligations Fund

Treasury Obligations Fund

INSTITUTIONAL CAPITAL SHARES

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

OCTOBER 31, 1999

CONTENTS

Risk/Return Summary  1



What are Each Fund's Fees and Expenses?  6

What are Each Fund's Investment Strategies?  9

What are the Principal Securities in Which the

Funds Invest?  10

What are the Specific Risks of Investing in the Funds?  12

What Do Shares Cost?  13

How are the Funds Sold?  13

How to Purchase Shares  13

How to Redeem Shares  15

Account and Share Information  16

Who Manages the Funds?  17

Financial Information  18



Risk/Return Summary



WHAT IS EACH FUND'S INVESTMENT OBJECTIVE?

Each Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per Share.




FUND                           Objective
Municipal Obligations Fund     To provide current income
(Municipal Fund)               exempt from all federal
                               regular income tax
                               consistent with stability
                               of principal.

Prime Cash Obligations Fund    To provide current income
(Prime Cash Fund)              consistent with stability
                               of principal and
                               liquidity.

Prime Value Obligations Fund   To provide current income
(Prime Value Fund)             consistent with stability
                               of principal and
                               liquidity.

Treasury Obligations Fund      To provide current income
(Treasury Fund)                consistent with stability
                               of principal.


While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

The investment objective of the Municipal Fund, the Prime Cash Fund and the Prime Value Fund may be changed by the Funds' Trustees without shareholder approval.

WHAT ARE EACH FUND'S MAIN INVESTMENT STRATEGIES?

Each of the Funds invests in a portfolio of securities maturing in 397 days or less. The portfolio of each Fund will have a dollar-weighted maturity of 90 days or less.

MUNICIPAL FUND

The Municipal Fund invests primarily in high quality tax exempt securities. Under normal market conditions, the Municipal Fund will invest at least 80% of its total assets in tax exempt securities. At least 80% of the Municipal Fund's annual interest income will be exempt from federal regular income tax. Interest from the Municipal Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT).

PRIME CASH FUND

The Prime Cash Fund invests primarily in high quality fixed income securities issued by banks, corporations and the U.S. government.



PRIME VALUE FUND



The Prime Value Fund invests primarily in high quality fixed income securities issued by banks, corporations and the U.S. government.

TREASURY FUND

The Treasury Fund invests primarily in U.S. Treasury securities, including repurchase agreements collateralized fully by U.S. Treasury securities.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

All mutual funds take investment risks. Therefore, even though the Funds are money market funds that seek to maintain a stable net asset value, it is possible to lose money by investing in a Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

RISK/RETURN BAR CHART AND TABLE

The Bar Chart and Performance Table below reflect historical performance data for Institutional Capital Shares of Municipal Obligations Fund (the "Former Fund") prior to its reorganization into the Municipal Obligations Fund, which is a newly created portfolio of Money Market Obligations Trust. On the date of the reorganization, November 1, 1999, the Former Fund will be dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) will be transferred to the Municipal Obligations Fund.

[Graphic]

Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's Institutional Capital Shares total returns on a calendar year-end basis.

The Former Fund's Institutional Capital Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Former Fund's Institutional Capital Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was 2.35%.

Within the periods shown in the Chart, the Former Fund's Institutional Capital Shares highest quarterly return was 1.00% (quarter ended June 30, 1995). Its lowest quarterly return was 0.56% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Former Fund's Institutional Capital Shares Average Annual Total Returns for the calendar periods ended December 31, 1998.




CALENDAR PERIOD          FUND
1 Year                   3.44%
5 Years                  3.41%
Start of Performance 1   3.25%


1 The Former Fund's Institutional Capital Shares start of performance date was February 8, 1993.

The Former Fund's Institutional Capital Shares 7-Day Net Yield as of December 31, 1998 was 3.65%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

RISK/RETURN BAR CHART AND TABLE

The Bar Chart and Performance Table below reflect historical performance data for Institutional Capital Shares of Prime Cash Obligations Fund (the "Former Fund") prior to its reorganization into the Prime Cash Obligations Fund, which is a newly created portfolio of Money Market Obligations Trust. On the date of the reorganization, November 1, 1999, the Former Fund will be dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) will be transferred to the Prime Cash Obligations Fund.

[Graphic]

Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's Institutional Capital Shares total returns on a calendar year-end basis.

The Former Fund's Institutional Capital Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Former Fund's Institutional Capital Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was 3.65%.

Within the periods shown in the Chart, the Former Fund's Institutional Capital Shares highest quarterly return was 1.49% (quarter ended June 30, 1995). Its lowest quarterly return was 1.27% (quarter ended March 31, 1997).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Former Fund's Institutional Capital Shares Average Annual Total Returns for the calendar periods ended December 31, 1998.




CALENDAR PERIOD          FUND
1 Year                   5.43%
Start of Performance 1   5.49%


1 The Former Fund's Institutional Capital Shares start of performance date was October 6, 1994.

The Former Fund's Institutional Capital Shares 7-Day Net Yield as of December 31, 1998 was 4.98%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

RISK/RETURN BAR CHART AND TABLE

The Bar Chart and Performance Table below reflect historical performance data for Institutional Capital Shares of Prime Value Obligations Fund (the "Former Fund") prior to its reorganization into the Prime Value Obligations Fund, which is a newly created portfolio of Money Market Obligations Trust. On the date of the reorganization, November 1, 1999, the Former Fund will be dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) will be transferred to the Prime Value Obligations Fund.

[Graphic]

Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's Institutional Capital Shares total returns on a calendar year-end basis.

The Former Fund's Institutional Capital Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Former Fund's Institutional Capital Shares total return for the nine-month period from January 1, 1999 to September 30, 1999 was 3.67%.

Within the periods shown in the Chart, the Former Fund's Institutional Capital Shares highest quarterly return was 1.49% (quarter ended June 30, 1995). Its lowest quarterly return was 0.78% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Former Fund's Institutional Capital Shares Average Annual Total Returns for the calendar periods ended December 31, 1998.




CALENDAR PERIOD          FUND
1 Year                   5.46%
5 Years                  5.27%
Start of Performance 1   4.94%


1 The Former Fund's Institutional Capital Shares start of peformance date was February 8, 1993.

The Former Fund's Institutional Capital Shares 7-Day Net Yield as of December 31, 1998 was 5.03%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



RISK/RETURN BAR CHART AND TABLE

[Graphic]

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Capital Shares total returns on a calendar year-end basis.

The Fund's Institutional Capital Shares are not sold subject to a sales charge
(load). The total return displayed above is based upon net asset value.



The Fund's Institutional Capital Shares total return for the nine- month period from January 1, 1999 to September 30, 1999 was 3.49%.



Within the period shown in the Chart, the Fund's Institutional Capital Shares highest quarterly return was 1.35% (quarter ended June 30, 1998). Its lowest quarterly return was 1.19% (quarter ended December 31, 1998).

AVERAGE ANNUAL TOTAL RETURN TABLE



The following table represents the Fund's Institutional Capital Shares Average Annual Total Returns for the calendar periods ended December 31, 1998.




CALENDAR PERIOD          FUND
1 Year                   5.26%
Start of Performance 1   5.33%




1 The Fund's Institutional Capital Shares start of performance date was April 14, 1997.

The Fund's Institutional Capital Shares 7-Day Net Yield as of December 31, 1998 was 4.65%. Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.



Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



What are Each Fund's Fees and Expenses?

MONEY MARKET OBLIGATIONS TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Capital Shares of Municipal Obligations Fund, Prime Cash Obligations Fund and Prime Value Obligations Fund.




                                               Prime         Prime
                                 Municipal     Cash          Value
                                 Obligations   Obligations   Obligations
SHAREHOLDER FEES                 Fund          Fund          Fund
Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)               None          None          None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds, as
applicable)                      None          None          None
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions) (as a
percentage of offering
price)                           None          None          None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)         None          None          None
Exchange Fee                     None          None          None

ANNUAL FUND OPERATING
EXPENSES (Before Waivers)
1
Expenses That are Deducted
From Fund Assets (as a
percentage of average net
assets)
Management Fee 2                 0.20%         0.20%         0.20%
Distribution (12b-1) Fee         None          None          None
Shareholder Services Fee 3       0.25%         0.25%         0.25%
Other Expenses                   0.18%         0.13%         0.13%
Total Annual Fund
Operating Expenses 4             0.63%         0.58%         0.58%
1 Although not contractually obligated to do so, the adviser and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Funds expect to pay for the fiscal year ending July
31, 2000.
 Total Waiver of Fund
Expenses                         0.33%         0.28%         0.30%
 Total Actual Annual Fund
Operating Expenses (after
waivers)                         0.30%         0.30%         0.28%
2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by Municipal Obligations Fund, Prime Cash Obligations Fund,
and Prime Value Obligations Fund (after the anticipated voluntary waiver) is expected to be 0.02%, 0.07% and 0.05%, respectively, for the fiscal year ending
July 31, 2000. 3 The shareholder services provider expects to voluntarily waive a portion of the shareholder services fee. The shareholder services provider can terminate this anticipated voluntary waiver at any time. The shareholder services fee paid by the Funds' Institutional Capital Shares (after the anticipated voluntary waiver) is expected to be 0.10% for the fiscal year ending
July 31, 2000. 4 For the fiscal year ended July 31, 1999, prior to the reorganization of Municipal Obligations Fund, Prime Cash Obligations Fund and
Prime Value Obligations Fund, the Former Funds, as portfolios of Money Market
Obligations Trust, had Total Annual Fund Operating Expenses and Total Actual
Annual Fund Operating Expenses (after waivers) of 0.63% and 0.30%, 0.58%, and
0.30% and 0.58% and 0.28%, respectively.


EXAMPLE



This Example is intended to help you compare the cost of investing in the Funds' Institutional Capital Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds' Institutional Capital Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds' Institutional Capital Shares operating expenses are BEFORE WAIVERS as estimated in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




FUND               1 YEAR   3 YEARS   5 YEARS   10 YEARS
Municipal Fund        $64      $202      $351       $786
Prime Cash Fund       $59      $186      $324       $726
Prime Value Fund      $59      $186      $324       $726




TREASURY OBLIGATIONS FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Capital Shares of Treasury Obligations Fund.




SHAREHOLDER FEES
Fees Paid Directly From
Your Investment
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                                                                   None
Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
as applicable)                                                                       None
Maximum Sales Charge
(Load) Imposed on
Reinvested Dividends (and
other Distributions) (as a
percentage of offering
price)                                                                               None
Redemption Fee (as a
percentage of amount
redeemed, if applicable)                                                             None
Exchange Fee                                                                         None

ANNUAL FUND OPERATING
EXPENSES (Before Waivers)
1
Expenses That are Deducted
From Fund Assets (as a
percentage of average net
assets)
Management Fee 2                                                                     0.20%
Distribution (12b-1) Fee                                                             None
Shareholder Services Fee 3                                                           0.25%
Other Expenses                                                                       0.09%
Total Annual Fund
Operating Expenses                                                                   0.54%
1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July 31, 1999.
 Total Waiver of Fund
Expenses                                                                             0.24%
 Total Actual Annual Fund
Operating Expenses (after
waivers)                                                                             0.30%
2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund
(after the voluntary waiver) was 0.11% for the fiscal year ended July 31, 1999.
3 The shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's
Institutional Capital Shares (after the voluntary waiver) was 0.10% for the fiscal year ended July 31, 1999.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Capital Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Capital Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Capital Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:






1 Year   $  55
3 Years  $ 173
5 Years  $ 302
10 Years $ 677


What are Each Fund's Investment Strategies?

Each Fund's investment strategy is described earlier under "What are Each Fund's Main Investment Strategies?" Following is additional information on the investment strategies for the Funds.

The Adviser for each of the Funds targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

* current U.S. economic activity and the economic outlook,

* current short-term interest rates,

* the Federal Reserve Board's policies regarding short-term interest rates, and

* the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

MUNICIPAL FUND, PRIME CASH FUND AND PRIME VALUE FUND

The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

MUNICIPAL FUND

In targeting a dollar-weighted average portfolio maturity range, the Adviser also will consider the tax exempt securities available. In addition, the Adviser may invest in securities subject to AMT in an attempt to enhance yield and provide diversification.

INDUSTRY CONCENTRATION

The Prime Value Fund may invest 25% or more of its assets in obligations of issuers in the banking industry or in obligations, such as repurchase agreements, secured by such obligations.

TEMPORARY DEFENSIVE INVESTMENTS

The Municipal Fund may temporarily depart from its principal investment strategy by investing its assets in securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.



What are the Principal Securities in Which the Funds Invest?



MUNICIPAL FUND

The Municipal Fund invests primarily in tax exempt securities, a type of fixed income security, including variable rate demand instruments and municipal notes. Certain of these tax exempt securities may be subject to credit enhancement.

PRIME CASH FUND

The Prime Cash Fund invests primarily in fixed income securities, including corporate debt securities, commercial paper, demand instruments, bank instruments, asset backed securities and repurchase agreements. Certain of these fixed income securities may be subject to credit enhancement.

PRIME VALUE FUND

The Prime Value Fund invests primarily in fixed income securities, including corporate debt securities, commercial paper, demand instruments, bank instruments, asset backed securities and repurchase agreements. Certain of these fixed income securities may be subject to credit enhancement.

TREASURY FUND

The Treasury Fund invests primarily in fixed income securities, including U.S. Treasury securities and repurchase agreements.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.



U.S. TREASURY SECURITIES

U.S. Treasury securities are direct obligations of the federal government of the United States.



CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Prime Cash Fund and Prime Value Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-
U.S. branches of U.S. or foreign banks.

ASSET BACKED SECURITIES

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than 10 years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes or pass through certificates.

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 13 months.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.



REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Repurchase agreements are subject to credit risks.



INVESTMENT RATINGS

The money market instruments in which the Prime Cash Fund invests must be rated in the highest short-term rating category by one or more NRSROs or be of comparable quality to securities having such ratings. The securities in which the Municipal Fund and the Prime Value Fund invest must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Funds?

Each of the Funds is subject to interest rate risks and credit risks. In addition, each of the Funds (except the Treasury Fund) is subject to sector risks.



INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKS



MUNICIPAL FUND, PRIME CASH FUND AND PRIME VALUE FUND

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely on the Adviser's credit assessment.

PRIME CASH FUND, PRIME VALUE FUND AND TREASURY FUND

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

SECTOR RISKS

A substantial part of the portfolio of the Prime Value Fund may be comprised of securities issued by the banking industry or companies with similar characteristics. A substantial part of the portfolios of the Municipal Fund, the Prime Cash Fund and the Prime Value Fund may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Municipal Fund, the Prime Cash Fund and the Prime Value Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.



What Do Shares Cost?



You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Funds attempt to stabilize the net asset value (NAV) of their Shares at $1.00 by valuing the portfolio securities using the amortized cost method. A Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Funds do not charge a front-end sales charge. The NAV of the Municipal Fund, the Prime Cash Fund and the Prime Value Fund is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The NAV of the Treasury Fund is determined at 5:00 p.m.
(Eastern time) each day the NYSE is open.

The required minimum initial investment for each Fund is $1,000,000. There is no required minimum subsequent investment amount.



An account may be opened with a smaller amount as long as the $1,000,000 minimum is reached within one year. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.



How are the Funds Sold?

The Funds offer three share classes: Institutional Shares, Institutional Service Shares and Institutional Capital Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Capital Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Funds' Distributor, Federated Securities Corp., markets the Shares described in this prospectus to entities holding Shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors, or to individuals, directly or through investment professionals.



The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares



You may purchase Shares through an investment professional or directly from the Funds. The Funds reserve the right to reject any request to purchase Shares.



THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and



* Submit your purchase order for Shares of the Municipal Fund, the Prime Cash Fund and the Prime Value Fund to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

* Submit your purchase order for Shares of the Treasury Fund to the investment professional before 5:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 5:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.



Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."



DIRECTLY FROM THE FUNDS

* Establish your account with a Fund by submitting a completed New Account Form; and



* Send your payment to the Fund by Federal Reserve wire or check.



You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Funds' transfer agent.



An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317



Payment should be made in U.S. dollars and drawn on a U.S. bank. The Funds will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.



BY INVEST-BY-PHONE



Once you establish an account, you may use the Funds' Invest-By-Phone privilege for future Share purchases if you have an account with a bank that is an Automated Clearing House (ACH) member. To apply, call the Funds for an authorization form. You may use Invest-By-Phone to purchase Shares approximately two weeks from the date you file the form with Federated Shareholder Services Company.

BY AUTOMATED CLEARING HOUSE

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.



How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or



* directly from a Fund if you purchased Shares directly from the Fund.



THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.



DIRECTLY FROM THE FUNDS



BY TELEPHONE



You may redeem Shares by calling a Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions. If you call before 12:00 noon (Eastern time) with respect to the Municipal Fund, 3:00 p.m. (Eastern time) with respect to the Prime Cash Fund and the Prime Value Fund and 5:00 p.m. (Eastern time) with respect to the Treasury Fund, your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time) with respect to the Municipal Fund, 3:00 p.m. (Eastern time) with respect to the Prime Cash Fund and the Prime Value Fund and 5:00 p.m. (Eastern time) with respect to the Treasury Fund, your redemption will be wired to you the following business day. You will receive that day's dividend.



BY MAIL



You may redeem Shares by mailing a written request to a Fund.



Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Funds if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND



Although each Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.



LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.



You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to the Fund.



ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS



The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.



SHARE CERTIFICATES



The Funds no longer issue share certificates. If you are redeeming Shares represented by certificates previously issued by a Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.



Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS



The Funds declare any dividends daily and pay them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after a Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Funds will pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.



ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION



The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Funds. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

The Municipal Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that distributions from the Municipal Fund will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Funds?

The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.



The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which totaled approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES



The Adviser receives an annual investment advisory fee of 0.20% of each Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Funds for certain operating expenses.



YEAR 2000 READINESS



The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or may experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Funds, that rely on computers.

While it is impossible to determine in advance all of the risks to the Funds, the Funds could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Funds' service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Funds' investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Funds may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities. The financial impact of these issues for the Funds is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Funds.



Financial Information

FINANCIAL HIGHLIGHTS



The Financial Highlights will help you understand each Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Arthur Andersen LLP and Ernst & Young LLP, whose reports, along with each Fund's audited financial statements, are included in the Annual Reports.



Financial Highlights-Municipal Obligations Fund

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





                                           PERIOD
                                           ENDED
                                           JULY 31,            YEAR ENDED JANUARY 31,
                                           1999 1         1999         1998        1997    2
NET ASSET VALUE, BEGINNING OF PERIOD        $ 1.00         $ 1.00      $ 1.00     $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                         0.02           0.03        0.04       0.03
LESS DISTRIBUTIONS:
Distributions from net investment income     (0.02)         (0.03)      (0.04)     (0.03)
NET ASSET VALUE, END OF PERIOD              $ 1.00         $ 1.00      $ 1.00     $ 1.00
TOTAL RETURN 3                                1.53%          3.40%       3.56%      3.42%

RATIOS TO AVERAGE NET ASSETS:
Expenses 4                                    0.63% 5        0.61%       0.68%      0.65%
Net investment income 4                       2.67% 5        3.09%       3.15%      2.55%
Expenses (after waivers)                      0.30% 5        0.30%       0.30%      0.30%
Net investment income (after waivers)         3.00% 5        3.40%       3.53%      2.90%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)    $74,609       $114,535     $17,701      $0.30


1 The Fund has changed its fiscal year-end from January 31 to July 31.

2 Federated Investment Management Company, formerly Federated Management, became the Fund's investment adviser on November 15, 1996. Prior to November 15, 1996, Lehman Brothers Global Asset Management served as the
Fund's investment adviser.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

5 Computed on an annualized basis.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 1999, which can be obtained free of charge.

Financial Highlights-Prime Cash Obligations Fund

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





                                              PERIOD
                                              ENDED
                                              JULY 31,                        YEAR ENDED JANUARY 31,
                                              1999 1          1999          1998          1997 2
1996          1995 3
NET ASSET VALUE, BEGINNING
OF PERIOD                                     $  1.00         $  1.00       $  1.00       $  1.00        $
1.00       $  1.00
INCOME FROM
INVESTMENT OPERATIONS:
Net investment income                            0.02            0.05          0.05          0.05
0.06          0.02
LESS DISTRIBUTIONS:
Distributions from net
investment income                               (0.02)          (0.05)        (0.05)        (0.05)
(0.06)        (0.02)
NET ASSET VALUE, END OF PERIOD                $  1.00         $  1.00       $  1.00       $  1.00        $
1.00       $  1.00
TOTAL RETURN 4                                   2.36%           5.37%         5.48%         5.23%
5.94%         1.66%

RATIOS TO AVERAGE NET ASSETS:
Expenses 5                                       0.58% 6         0.57%         0.56%         0.50%
0.40%         0.39% 6
Net investment income 5                          4.36% 6         4.91%         5.20%         4.82%
5.67%         4.03% 6
Expenses (after waivers)                         0.30% 6         0.30%         0.30%         0.32%
0.32%         0.27% 6
Net investment income (after waivers)            4.64% 6         5.18%         5.46%         5.00%
5.75%         4.15% 6
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)      $245,815        $230,193      $391,159       $48,910
$11,811        $8,318


1 The Fund has changed its fiscal year-end from January 31 to July 31.

2 Federated Investment Management Company, formerly Federated Management, became the Fund's investment adviser on November 15, 1996. Prior to November 15, 1996, Lehman Brothers Global Asset Management served as the
Fund's investment adviser.

3 Reflects operations for the period from October 6, 1994 (date of initial public investment) to January 31, 1995.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

6 Computed on an annualized basis.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 1999, which can be obtained free of charge.

Financial Highlights-Prime Value Obligations Fund

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





                                           PERIOD
                                           ENDED
                                           JULY 31,     YEAR ENDED JANUARY 31,
                                           1999 1     1999         1998        1997 2
NET ASSET VALUE, BEGINNING OF PERIOD        $ 1.00    $ 1.00       $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                         0.02      0.05         0.05        0.05
LESS DISTRIBUTIONS:
Distributions from net investment income     (0.02)    (0.05)       (0.05)      (0.05)
NET ASSET VALUE, END OF PERIOD              $ 1.00    $ 1.00       $ 1.00      $ 1.00
TOTAL RETURN 3                                2.38%     5.40%        5.55%       5.26%

RATIOS TO AVERAGE NET ASSETS:
Expenses 4                                    0.58% 5   0.58%        0.59%       0.59%
Net investment income 4                       4.46% 5   4.93%        5.29%       4.86%
Expenses (after waivers)                      0.28% 5   0.28%        0.27%       0.28%
Net investment income (after waivers)         4.76% 5   5.23%        5.61%       5.17%
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)   $275,756  $200,098      $67,064     $20,006


1 The Fund has changed its fiscal year-end from January 31 to July 31.

2 Federated Investment Management, formerly Federated Management, became the Fund's investment adviser on November 15, 1996. Prior to November 15, 1996, Lehman Brothers Global Asset Management served as the Fund's investment adviser.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

5 Computed on an annualized basis.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 1999, which can be obtained free of charge.

Financial Highlights-Treasury Obligations Fund

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





YEAR ENDED JULY 31                         1999          1998        1997    1
NET ASSET VALUE, BEGINNING OF PERIOD        $ 1.00        $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                         0.05          0.05        0.02
LESS DISTRIBUTIONS:
Distributions from net investment income     (0.05)        (0.05)      (0.02)
NET ASSET VALUE, END OF PERIOD              $ 1.00        $ 1.00      $ 1.00
TOTAL RETURN 2                                4.81%         5.43%       1.58%

RATIOS TO AVERAGE NET ASSETS:
Expenses 3                                    0.54%         0.55%       0.55% 4
Net investment income 3                       4.37%         5.05%       5.17% 4
Expenses (after waivers)                      0.30%         0.30%       0.30% 4
Net investment income (after waivers)         4.61%         5.30%       5.42% 4
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)   $462,807       $31,703     $42,505


1 Reflects operations for the period from April 14, 1997 (date of initial public investment) to July 31, 1997.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

4 Computed on an annualized basis.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated July 31, 1999, which can be obtained free of charge.



 [Graphic]
 Federated
 World-Class Investment Manager
 PROSPECTUS

Money Market Obligations Trust

Municipal Obligations Fund

Prime Cash Obligations Fund

Prime Value Obligations Fund

Treasury Obligations Fund



INSTITUTIONAL CAPITAL SHARES



OCTOBER 31, 1999

A Statement of Additional Information (SAI) dated October 31, 1999, is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Funds' SAI, Annual and Semi-Annual Reports to shareholders as they become available. The Annual Reports discuss market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. To obtain the SAI, the Annual Report, the Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Funds at 1-800-341-7400.

You can obtain information about the Funds (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942- 8090 for information on the Public Reference Room's operations and copying fees.



 [Graphic]
 Federated
 Money Market Obligations Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM
 Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Cusip 60934N633

Cusip 60934N591

Cusip 60934N567

Cusip 60934N823

G02705-05 (10/99)

 [Graphic]



STATEMENT OF ADDITIONAL INFORMATION


Money Market Obligations Trust

Municipal Obligations Fund (Municipal Fund)

Prime Cash Obligations Fund (Prime Cash Fund)

Prime Value Obligations Fund (Prime Value Fund)

Treasury Obligations Fund (Treasury Fund)

A Portfolio of Money Market Obligations Trust



INSTITUTIONAL CAPITAL SHARES



This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Institutional Capital Shares of the Funds, dated October 31, 1999. This SAI incorporates by reference the Funds' Annual Reports. Obtain the prospectus or the Annual Reports without charge by calling 1-800-341-7400.



OCTOBER 31, 1999



 [Graphic]
 Federated
 World-Class Investment Manager
 Money Market Obligations Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM
 Federated Securities Corp., Distributor

G02705-06 (10/99)



[Graphic]

CONTENTS

How are the Funds Organized?  1

Securities in Which the Funds Invest  1

What Do Shares Cost?  5

How are the Funds Sold?  5

Subaccounting Services  5

Redemption in Kind  5

Massachusetts Partnership Law  6

Account and Share Information  6

Tax Information  6

Who Manages and Provides Services to the Funds?  7

How Do the Funds Measure Performance?  11

Who is Federated Investors, Inc.?  13

Financial Information  14

Investment Ratings  14

Addresses  16



How are the Funds Organized?

Each Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Municipal Fund and the Prime Value Fund, which were established on February 5, 1993, and the Prime Cash Fund, which was established on November 16, 1992, will be reorganized as portfolios of the Trust on November 1, 1999.

The Board of Trustees (the Board) has established three classes of shares of the Funds, known as Institutional Shares, Institutional Service Shares and Institutional Capital Shares (Shares). This SAI relates to Institutional Capital Shares (Shares). The Funds' investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Management, former adviser to the became Federated Investment Management Company (formerly, Federated Advisers).

Securities in Which the Funds Invest

SECURITIES DESCRIPTIONS AND TECHNIQUES

ZERO COUPON SECURITIES



Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.



SPECIAL TRANSACTIONS

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to a Fund. A Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for a Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.



SECURITIES LENDING



A Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, a Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay a Fund the equivalent of any dividends or interest received on the loaned securities.

A Fund will reinvest cash collateral in securities that qualify as an acceptable investment for a Fund. However, a Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of a Fund or the borrower. A Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. A Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.



ASSET COVERAGE



In order to secure its obligations in connection with special transactions, a Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless a Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause a Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Funds may invest their assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

In addition, a Fund may invest in the securities described below.

PRIME CASH FUND AND PRIME VALUE FUND

MUNICIPAL SECURITIES

Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Funds may invest in taxable municipal securities.

INSURANCE CONTRACTS

Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Funds treat these contracts as fixed income securities.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Funds consider an issuer to be based outside the United States if:

* it is organized under the laws of, or has a principal office located in, another country;

* the principal trading market for its securities is in another country; or

* it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

The Prime Cash Fund and the Prime Value Fund also may invest in U.S. Treasury securities, which are described in the prospectus, and agency securities which are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority.

MUNICIPAL FUND

GENERAL OBLIGATION BONDS

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

SPECIAL REVENUE BONDS

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

PRIVATE ACTIVITY BONDS

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.

MUNICIPAL LEASES

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

The Fund may invest in securities supported by individual leases or pools of municipal leases.

TEMPORARY DEFENSIVE INVESTMENTS

The Municipal Fund may make temporary defensive investments in the following taxable securities, which are described in the prospectus or herein: U.S. Treasury securities, agency securities, bank instruments, corporate debt securities, commercial paper, repurchase agreements and reverse repurchase agreements.

MUNICIPAL FUND, PRIME CASH FUND AND PRIME VALUE FUND

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by a Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because a Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

INVESTMENT RATINGS

The ratings categories of a nationally recognized statistical rating organization (NRSRO) are determined without regard for sub-categories and gradations. For example, securities rated SP-1 or SP-2 by Standard & Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors Service (Moody's), or F-1+, F-1 or F-2 by Fitch IBCA, Inc. (Fitch) are all considered rated in one of the two highest short-term rating categories. The Funds will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in the highest or one of the two highest short-term rating categories. See "Regulatory Compliance."



INVESTMENT RISKS



There are many factors which may affect an investment in the Funds. The Funds' principal risks are described in its prospectus. Additional risk factors are outlined below.

MUNICIPAL FUND



CREDIT RISKS



Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

TAX RISKS

In order to be tax exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

PRIME CASH FUND AND PRIME VALUE FUND

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the U.S. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

PREPAYMENT RISKS

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on asset backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from voluntary prepayment, refinancing, or foreclosure of the underlying loans. If a Fund receives unscheduled prepayments, it may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

MUNICIPAL FUND, PRIME CASH FUND AND PRIME VALUE FUND

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Funds to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICY

The investment objective of the Treasury Fund is current income consistent with stability of principal. The investment objective may not be changed by the Fund's Trustees without shareholder approval.

As a matter of investment policy which cannot be changed without shareholder approval, at least 80% of the Municipal Fund's annual interest income will be exempt from federal regular income tax.



INVESTMENT LIMITATIONS

DIVERSIFICATION OF INVESTMENTS



With respect to securities comprising 75% of the value of its total assets, a Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the U.S. or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.



ISSUING SENIOR SECURITIES AND BORROWING MONEY



A Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.



INVESTING IN REAL ESTATE



A Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. A Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.



INVESTING IN COMMODITIES



A Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.



UNDERWRITING



A Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.



LENDING CASH OR SECURITIES



A Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.



CONCENTRATION OF INVESTMENTS



A Fund (with the exception of the Prime Value Fund) will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

The Prime Value Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, except that the Prime Value Fund may invest 25% or more of the value of its total assets in obligations of issuers in the banking industry or in obligations, such as repurchase agreements, secured by such obligations. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT OF 1940. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.



PLEDGING ASSETS



A Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.



BUYING ON MARGIN



A Fund will not purchase securities on margin, provided that a Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.



INVESTING IN ILLIQUID SECURITIES



A Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of a Fund's net assets.

INVESTING IN RESTRICTED SECURITIES

The Municipal Fund, the Prime Cash Fund and the Prime Value Fund may invest in securities subject to restriction on resale under the federal securities laws.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

For purposes of the diversification limitation, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

To conform to the current view of the Securities and Exchange Commission (SEC) that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Funds will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. As a non-fundamental operating policy, the Funds will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

For purposes of the concentration limitation (with the exception of the Prime Value Fund), (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.



REGULATORY COMPLIANCE



The Funds may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Funds will comply with the various requirements of Rule 2a-7 (the "Rule"), which regulates money market mutual funds. The Funds will determine the effective maturity of its investments according to the Rule. The Funds may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.



DETERMINING MARKET VALUE OF SECURITIES



The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Funds computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Funds' use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and each Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the net asset value per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.



What Do Shares Cost?



The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

How are the Funds Sold?

Under the Distributor's Contract with the Funds, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.



SHAREHOLDER SERVICES



The Funds may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.



SUPPLEMENTAL PAYMENTS



Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of a Fund's assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Funds or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.



Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind



Although the Funds intend to pay Share redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Funds are obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, the Funds will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Funds determine their NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.



Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS



Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of a Trust's outstanding Share of all series entitled to vote.

As of October 20, 1999, the following shareholder owned of record, beneficially, or both, 5% or more of outstanding Institutional Capital Shares of the Municipal
Fund: Laciba & Co., Warsaw, Indiana, 12.73%. As of October 7, 1999, the following shareholder owned of record, beneficially, or both, 5% or more of outstanding Institutional Capital Shares of the Funds: Var & Co., St. Paul, Minnesota, 21.02%, Hearst Special Trust Account, New York, New York, 15.91%, Elite Information Group, Los Angeles, California, 13.03%, PNC Securities Corp., Pittsburgh, Pennsylvania, 11.35%, Pizzuti, Inc., Columbus, Ohio, 5.53% and Bayban, New York, New York, 5.32% of the Prime Cash Fund; Summit Bank, Hackensack, New Jersery, 26.32%, Norwest Investment Services, Inc., Minneapolis, Minnesota, 12.72%, First Union National Bank, Charlotte, North Carolina, 11.84%, Kaiser Foundation Health Plan of Texas, Oakland, California, 8.79%, Prairie Farms Dairy, Carlinville, Illinois, 6.73% and A.G. Edwards & Sons, Inc., St. Louis, Missouri, 5.23% of the Prime Value Fund; D.C. Financial Responsibility Authority Principal #17, Washington, D.C., 21.01%, D.C. Financial Responsibility Authority Escrow Account #5, Washington, D.C., 17.66%, D.C. Financial Responsibility Authority Escrow Account #13, Washington, D.C., 13.87%, D.C., Financial Responsibility and Management Escrow Account #99, Washington, D.C., 10.80%, D.C. Financial Responsibility Account Escrow Account #9, Washington, D.C., 7.15% and D.C. Financial Responsibility and Management Escrow Account #4, Washington, D.C., 5.40% of the Treasury Fund.



Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX



Each Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

Who Manages and Provides Services to the Funds?



BOARD OF TRUSTEES



The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 21 funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Funds' Adviser.

As of October 7, 1999, the Trust's Board and Officers as a group owned less than 1% of the Trust's outstanding Shares.




NAME
TOTAL
BIRTH DATE                                                              AGGREGATE
COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS          COMPENSATION   FROM TRUST
AND
POSITION WITH TRUST                      FOR PAST FIVE YEARS            FROM TRUST     FUND
COMPLEX
JOHN F. DONAHUE*#+                       Chief Executive Officer                  $0   $0 for the Trust
and
Birth Date: July 28, 1924                and Director or Trustee of                    54 other
investment
Federated Investors Tower                the Federated Fund                            companies in
the
1001 Liberty Avenue                      Complex; Chairman and                         Fund
Complex
Pittsburgh, PA                           Director,
Federated
CHAIRMAN AND TRUSTEE                     Investors, Inc.;
Chairman
                                         and Trustee,
Federated
                                         Investment
Management
                                         Company; Chairman
and
                                         Director,
Federated
                                         Investment Counseling,
and
                                         Federated
Global
                                         Investment
Management
                                         Corp.; Chairman,
Passport
                                         Research, Ltd.
THOMAS G. BIGLEY                         Director or Trustee of           $22,998.69   $113,860.22 for the
Trust
Birth Date: February 3, 1934             the Federated Fund                            and 54 other investment
companies in the
15 Old Timber Trail                      Complex; Director, Member                     Fund
Complex
Pittsburgh, PA                           of Executive Committee,
TRUSTEE                                  Children's Hospital
of
                                         Pittsburgh; Director,
                                         Robroy Industries, Inc.
                                         (coated steel
conduits/
                                         computer
storage
                                         equipment); formerly:
                                         Senior Partner, Ernst
&
                                         Young LLP; Director,
MED
                                         3000 Group, Inc.
                                         (physician
practice
                                         management); Director,
                                         Member of
Executive
                                         Committee, University
of
                                         Pittsburgh.
JOHN T. CONROY, JR.                      Director or Trustee of the       $25,312.12   $125,264.48 for the
Trust
Birth Date: June 23, 1937                Federated Fund Complex;                       and 54 other investment
companies in the
Wood/Commercial Dept.                    President, Investment                         Fund
Complex
John R. Wood Associates, Inc. Realtors   Properties Corporation;
3255 Tamiami Trail North                 Senior Vice President,
Naples, FL                               John R. Wood
and
TRUSTEE                                  Associates, Inc.,
                                         Realtors; Partner
or
                                         Trustee in private
real
                                         estate ventures
in
                                         Southwest Florida;
                                         formerly: President,
                                         Naples
Property
                                         Management, Inc.
and
                                         Northgate
Village
                                         Development Corporation.
NICHOLAS CONSTANTAKIS++                  Director or Trustee of the       $3,686.46    $47,958.02 for the
Trust
Birth Date: September 3, 1939            Federated Fund Complex;                       and 29 other investment
companies in the
175 Woodshire Drive                      formerly: Partner,                            Fund
Complex
Pittsburgh, PA                           Andersen Worldwide SC.
TRUSTEE
JOHN F. CUNNINGHAM++                     Director or Trustee of some      $12,056.51   $0 for the
Trust
Birth Date: March 5, 1943                of the Federated Fund                         and 46 other
investment
353 El Brillo Way                        Complex; Chairman,                            companies in
the
Palm Beach, FL                           President and Chief                           Fund
Complex
TRUSTEE                                  Executive Officer,
                                         Cunningham & Co., Inc.
                                         (strategic
business
                                         consulting);
Trustee
                                         Associate, Boston College;
                                         Director, Iperia Corp.
                                         (communications/software);
                                         formerly: Director,
                                         Redgate Communications
and
                                         EMC Corporation
(computer
                                         storage systems).
                                         Previous Positions:
                                         Chairman of the Board
and
                                         Chief Executive Officer,
                                         Computer Consoles, Inc.;
                                         President and
Chief
                                         Operating Officer,
Wang
                                         Laboratories; Director,
                                         First National Bank
of
                                         Boston; Director,
Apollo
                                         Computer, Inc.
J. CHRISTOPHER DONAHUE+                  President or Executive                   $0   $0 for the
Trust
Birth Date: April 11, 1949               Vice President of the                         and 16  other
investment
Federated Investors Tower                Federated Fund Complex;                       companies in
the
1001 Liberty Avenue                      Director or Trustee of some                   Fund
Complex
Pittsburgh, PA                           of the Funds in
the
PRESIDENT AND TRUSTEE                    Federated Fund Complex;
                                         President, Chief
Executive
                                         Officer and Director,
                                         Federated Investors, Inc.;
                                         President and Trustee,
                                         Federated
Investment
                                         Management Company;
                                         President and Trustee,
                                         Federated
Investment
                                         Counseling, President
and
                                         Director, Federated
Global
                                         Investment
Management
                                         Corp.; President,
Passport
                                         Research, Ltd.; Trustee,
                                         Federated
Shareholder
                                         Services Company;
                                         Director,
Federated
                                         Services Company.
LAWRENCE D. ELLIS, M.D.*                 Director or Trustee of the       $22,998.69   $113,860.22 for the
Trust
Birth Date: October 11, 1932             Federated Fund Complex;                       and 54 other investment
companies in the
3471 Fifth Avenue                        Professor of Medicine,                        Fund
Complex
Suite 1111                               University of Pittsburgh;
Pittsburgh, PA                           Medical Director,
TRUSTEE                                  University of
Pittsburgh
                                         Medical Center-Downtown;
                                         Hematologist, Oncologist,
                                         and Internist,
University
                                         of Pittsburgh
Medical
                                         Center; Member,
National
                                         Board of Trustees,
                                         Leukemia Society
of
                                         America.

NAME
TOTAL
BIRTH DATE                                                              AGGREGATE
COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS          COMPENSATION   FROM TRUST
AND
POSITION WITH TRUST                      FOR PAST FIVE YEARS            FROM TRUST     FUND
COMPLEX
PETER E. MADDEN                          Director or Trustee of the       $20,158.88   $113,860.22 for the
Trust
Birth Date: March 16, 1942               Federated Fund Complex;                       and 54 other investment
companies in the
One Royal Palm Way                       formerly: Representative,                     Fund
Complex
100 Royal Palm Way                       Commonwealth
of
Palm Beach, FL                           Massachusetts
General
TRUSTEE                                  Court; President,
State
                                         Street Bank and
Trust
                                         Company and
State
                                         Street Corporation.
                                         Previous Positions:
                                         Director, VISA USA
and
                                         VISA International;
                                         Chairman and Director,
                                         Massachusetts
Bankers
                                         Association; Director,
                                         Depository
Trust
                                         Corporation; Director,
                                         The
Boston
                                         Stock Exchange.
CHARLES F. MANSFIELD, JR. ++             Director or Trustee of some      $12,056.51   $0 for the
Trust
Birth Date: April 10, 1945               of the Federated Fund                         and 50 other
investment
80 South Road                            Complex; Management                           companies in
the
Westhampton Beach, NY                    Consultant.                                   Fund
Complex
TRUSTEE                                  Previous Positions:
Chief
                                         Executive Officer,
PBTC
                                         International Bank;
                                         Partner, Arthur Young
&
                                         Company (now Ernst &
Young
                                         LLP); Chief
Financial
                                         Officer of Retail
Banking
                                         Sector, Chase
Manhattan
                                         Bank; Senior
Vice
                                         President, Marine
Midland
                                         Bank; Vice President,
                                         Citibank;
Assistant
                                         Professor of Banking
and
                                         Finance, Frank G.
Zarb
                                         School of Business,
                                         Hofstra University.
JOHN E. MURRAY, JR., J.D., S.J.D.#       Director or Trustee of           $24,201.52   $113,860.22 for the
Trust
Birth Date: December 20, 1932            the Federated Fund                            and 54 other investment
companies in the
President, Duquesne University           Complex; President, Law                       Fund
Complex
Pittsburgh, PA                           Professor,
Duquesne
TRUSTEE                                  University;
Consulting
                                         Partner, Mollica & Murray;
                                         Director, Michael
Baker
                                         Corp. (engineering,
                                         construction, operations,
                                         and technical services).
                                         Previous Positions:
Dean
                                         and Professor of Law,
                                         University of
Pittsburgh
                                         School of Law; Dean
and
                                         Professor of Law,
                                         Villanova
University
                                         School of Law.
MARJORIE P. SMUTS                        Director or Trustee of the       $22,998.69   $113,860.22 for the
Trust
Birth Date: June 21, 1935                Federated Fund Complex;                       and 54 other investment
companies in the
4905 Bayard Street                       Public Relations/                             Fund
Complex
Pittsburgh, PA
Marketing/Conference
TRUSTEE                                  Planning.
                                         Previous Positions:
                                         National Spokesperson,
                                         Aluminum Company
of
                                         America;
television
                                         producer; business owner.
JOHN S. WALSH++                          Director or Trustee of some      $12,056.51   $0 for the
Trust
Birth Date: November 28, 1957            of the Federated Fund                         and 48 other
investment
2007 Sherwood Drive                      Complex; President and                        companies in
the
Valparaiso, IN                           Director, Heat Wagon, Inc.                    Fund
Complex
TRUSTEE                                  (manufacturer
of
                                         construction
temporary
                                         heaters); President
and
                                         Director,
Manufacturers
                                         Products, Inc.
                                         (distributor of
portable
                                         construction heaters);
                                         President, Portable
Heater
                                         Parts, a division
of
                                         Manufacturers Products,
                                         Inc.; Director, Walsh
&
                                         Kelly, Inc. (heavy
highway
                                         contractor); formerly:
                                         Vice President, Walsh
&
                                         Kelly, Inc.
EDWARD C. GONZALES                       Trustee or Director of some              $0   $0 for the
Trust
 Birth Date: October 22, 1930            of the Funds in the                           and 1 other
investment
Federated Investors Tower                Federated Fund Complex;                       company in
the
1001 Liberty Avenue                      President, Executive Vice                     Fund
Complex
Pittsburgh, PA                           President and Treasurer
of
EXECUTIVE VICE PRESIDENT                 some of the Funds in
the
                                         Federated Fund Complex;
                                         Vice Chairman,
Federated
                                         Investors, Inc.;
Vice
                                         President,
Federated
                                         Investment
Management
                                         Company and
Federated
                                         Investment Counseling,
                                         Federated
Global
                                         Investment
Management
                                         Corp. and
Passport
                                         Research, Ltd.;
Executive
                                         Vice President
and
                                         Director,
Federated
                                         Securities Corp.; Trustee,
                                         Federated
Shareholder
                                         Services Company.
JOHN W. MCGONIGLE                        Executive Vice President                 $0   $0 for the
Trust
Birth Date: October 26, 1938             and Secretary of the                          and 54 other
investment
Federated Investors Tower                Federated Fund Complex;                       companies in
the
1001 Liberty Avenue                      Executive Vice President,                     Fund
Complex
Pittsburgh, PA                           Secretary and Director,
EXECUTIVE VICE PRESIDENT                 Federated Investors, Inc.;
and SECRETARY                            Trustee,
Federated
                                         Investment
Management
                                         Company and
Federated
                                         Investment Counseling;
                                         Director, Federated
Global
                                         Investment
Management
                                         Corp., Federated
Services
                                         Company and
Federated
                                         Securities Corp.
RICHARD J. THOMAS                        Treasurer of the Federated               $0   $0 for the
Trust
Birth Date: June 17, 1954                Fund Complex; Vice                            and 54 other
investment
Federated Investors Tower                President-Funds Financial                     companies in
the
1001 Liberty Avenue                      Services Division,                            Fund
Complex
Pittsburgh, PA                           Federated Investors, Inc.;
TREASURER                                formerly:
various
                                         management
positions
                                         within Funds
Financial
                                         Services Division
of
                                         Federated Investors, Inc.
RICHARD B. FISHER                        President or Vice                        $0   $0 for the
Trust
Birth Date: May 17, 1923                 President of some of the                      and 6 other
investment
Federated Investors Tower                Funds in the Federated Fund                   companies in
the
1001 Liberty Avenue                      Complex; Director or                          Fund
Complex
Pittsburgh, PA                           Trustee of some of
the
VICE PRESIDENT                           Funds in the Federated
Fund
                                         Complex; Executive
Vice
                                         President,
Federated
                                         Investors, Inc.;
Chairman
                                         and Director,
Federated
                                         Securities Corp.

NAME
TOTAL
BIRTH DATE                                                              AGGREGATE
COMPENSATION
ADDRESS                                  PRINCIPAL OCCUPATIONS          COMPENSATION   FROM TRUST
AND
POSITION WITH TRUST                      FOR PAST FIVE YEARS            FROM TRUST     FUND
COMPLEX
WILLIAM D. DAWSON, III                   Chief Investment Officer                 $0   $0 for the
Trust
Birth Date: March 3, 1949                of this Fund and various                      and 41 other
investment
Federated Investors Tower                other Funds in the                            companies in
the
1001 Liberty Avenue                      Federated Fund Complex;                       Fund
Complex
Pittsburgh, PA                           Executive Vice President,
CHIEF INVESTMENT OFFICER                 Federated
Investment
                                         Counseling,
Federated
                                         Global
Investment
                                         Management Corp.,
                                         Federated
Investment
                                         Management Company
and
                                         Passport Research, Ltd.;
                                         Registered Representative,
                                         Federated
Securities
                                         Corp.; Portfolio Manager,
                                         Federated
Administrative
                                         Services; Vice President,
                                         Federated Investors, Inc.;
                                         formerly: Executive
Vice
                                         President and Senior
Vice
                                         President,
Federated
                                         Investment
Counseling
                                         Institutional
Portfolio
                                         Management
Services
                                         Division; Senior
Vice
                                         President,
Federated
                                         Investment
Management
                                         Company and
Passport
                                         Research, Ltd.
DEBORAH A. CUNNINGHAM                    Deborah A. Cunningham is                 $0   $0 for the
Trust
Birth Date: September 15, 1959           Vice President of the                         and 6 other
investment
Federated Investors Tower                Trust. Ms. Cunningham                         companies in
the
1001 Liberty Avenue                      joined Federated in 1981                      Fund
Complex
Pittsburgh, PA                           and has been a
Senior
VICE PRESIDENT                           Portfolio Manager and
a
                                         Senior Vice President
of
                                         the Funds' Adviser
since
                                         1997. Ms.
Cunningham
                                         served as a
Portfolio
                                         Manager and a
Vice
                                         President of the
Adviser
                                         from 1993 until 1996.
                                         Ms. Cunningham is
a
                                         Chartered
Financial
                                         Analyst and received
her
                                         M.B.A. in Finance
from
                                         Robert Morris College.
MARY JO OCHSON                           Mary Jo Ochson is Vice                   $0   $0 for the
Trust
Birth Date: September 12, 1953           President of the Trust.                       and 7 other
investment
Federated Investors Tower                Ms. Ochson joined                             companies in
the
1001 Liberty Avenue                      Federated in 1982 and has                     Fund
Complex
Pittsburgh, PA                           been a Senior
Portfolio
VICE PRESIDENT                           Manager and a Senior
Vice
                                         President of the
Funds'
                                         Adviser since 1996.
From
                                         1988 through 1995,
                                         Ms. Ochson served as
a
                                         Portfolio Manager and
a
                                         Vice President of
the
                                         Funds' Adviser. Ms.
Ochson
                                         is a Chartered
Financial
                                         Analyst and received
her
                                         M.B.A. in Finance from
the
                                         University of Pittsburgh.



* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.



+ Mr. Donahue is the father of J. Christopher Donahue, President of the
Trust.



++ Messrs. Cunningham, Mansfield and Walsh became members of the Board on January 1, 1999. Mr. Constantakis became a member of the Board on October 1, 1999. Messrs. Cunningham, Mansfield and Walsh did not earn any fees for serving the Federated Fund Complex since these fees are reported as of the end of the last calendar year.



INVESTMENT ADVISER



The Adviser conducts investment research and makes investment decisions for the Funds.



The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS



When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Funds and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds' Board.

Investment decisions for the Funds are made independently from those of other accounts managed by the Adviser. When a Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Funds and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Funds.



ADMINISTRATOR



Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Funds. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:




MAXIMUM              AVERAGE AGGREGATE DAILY
ADMINISTRATIVE FEE   NET ASSETS OF THE FEDERATED FUNDS
0.150 of 1%          on the first $250 million
0.125 of 1%          on the next $250 million
0.100 of 1%          on the next $250 million
0.075 of 1%          on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Funds for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.



CUSTODIAN



State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Funds. Foreign instruments purchased by the Funds are held by foreign banks participating in a network coordinated by State Street Bank.



TRANSFER AGENT AND DIVIDEND DISBURSING AGENT



Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.



INDEPENDENT PUBLIC ACCOUNTANTS



The independent public accountants for the Treasury Fund, Arthur Andersen LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

INDEPENDENT AUDITORS

The independent auditors for the Municipal Fund, the Prime Cash Fund and the Prime Value Fund, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Funds' financial statements and financial highlights are free of material misstatement.




FEES PAID BY THE FUND FOR SERVICES



                                         ADVISORY FEE
SHAREHOLDER
                                    ADVISORY FEE REDUCTION                 ADMINISTRATIVE FEE            SERVICES
FEE
FOR THE YEAR ENDED JANUARY 31   1999          1998         1997 1     1999         1998         1997 1    1999
Municipal Fund                   $   803,037  $   447,960  $  76,352  $   302,822  $   190,864  $ 19,609  $
69,567
                                     636,478      447,960     76,352
Prime Cash Fund                    4,676,382    3,485,448    911,504    1,762,996    1,315,415    30,284
236,964
                                   2,853,923    2,107,753    505,519
Prime Value Fund                   3,264,534    1,821,778    202,835    1,230,729      687,478    78,894
117,109
                                   2,420,288    1,553,105    166,441



                                     ADVISORY FEE                                  SHAREHOLDER
                                 ADVISORY FEE REDUCTION      ADMINISTRATIVE FEE    SERVICES FEE
FOR THE PERIOD ENDED JULY 31           1999 2                     1999 2             1999 2
Municipal Fund                       $   516,311               $   194,649            $  37,680
                                         446,031
Prime Cash Fund                        3,622,592                 1,365,717              251,979
                                       2,260,468
Prime Value Fund                       2,380,186                   897,330              120,975
                                       1,769,715




                                      ADVISORY FEE        SHAREHOLDER
                                  ADVISORY FEE REDUCTION                      ADMINISTRATIVE FEE        SERVICES
FEE
FOR THE YEAR ENDED JULY 31   1999          1998          1997          1999         1998         1997
1999

Treasury Fund                $ 22,626,298  $ 19,318,524  $ 13,886,919  $ 8,530,115  $ 7,285,996  $ 5,244,250
$345,415
                                9,896,725    13,886,919
6,879,101




1 Federated Investment Management Company, formerly Federated Management, became the Fund's investment adviser on November 15, 1996. Prior to November 15, 1996, Lehman Brothers Global Asset Management served as the
Fund's investment adviser.

2 The Fund has changed its fiscal year-end from January 31 to July 31.

 For the fiscal years ended January 31, 1999, 1998 and 1997, fees paid by the Municipal Fund, the Prime Cash Fund and the Prime Value Fund for services are prior to the Funds' reorganization as portfolios of the Trust on November 1, 1999.



Fees are allocated among classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable class of Shares.



How Do the Funds Measure Performance?

The Funds may advertise Share performance by using the SEC standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.



The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Funds' or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD



Total returns are given for the one-year, five-year and Start of Performance periods ended July 31, 1999.

Yield and Effective Yield are given for the 7-day period ended July 31, 1999.

Performance of the Municipal Fund, the Prime Cash Fund and the Prime Value Fund shown are prior to the Funds' reorganization as portfolios of the Trust on November 1, 1999.




                                                                 START OF
                                                                 PERFORMANCE ON
                       7-DAY PERIOD   1 YEAR   5 YEAR            FEBRUARY 8, 1993
MUNICIPAL FUND
Total Return               -           3.23%    3.49%             3.24%
Yield                   3.10%             -        -                 -
Effective Yield         3.15%             -        -                 -
Tax-Equivalent Yield    5.13%             -        -                 -

                                               START OF
                                               PERFORMANCE ON
                       7-DAY PERIOD   1 YEAR   OCTOBER 6, 1994
PRIME CASH FUND
Total Return               -           5.03%    5.41%
Yield                   4.84%             -        -
Effective Yield         4.96%             -        -

                                                                 START OF
                                                                 PERFORMANCE ON
                       7-DAY PERIOD   1 YEAR   5 YEAR            FEBRUARY 8, 1993
PRIME VALUE FUND
Total Return               -           5.06%    5.42%             4.93%
Yield                   4.87%             -        -                 -
Effective Yield         4.99%             -        -                 -

                                               START OF
                                               PERFORMANCE ON
                       7-DAY PERIOD   1 YEAR   APRIL 14, 1997
TREASURY FUND
Total Return               -           4.81%    5.15%
Yield                   4.69%             -        -
Effective Yield         4.80%             -        -




TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.



YIELD, EFFECTIVE YIELD AND TAX-EQUIVALENT YIELD



The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.



TAX EQUIVALENCY TABLE

With regard to the Municipal Fund and the Tax-Free Fund, set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Municipal Fund or the Tax-Free Fund. The interest earned by the municipal securities owned by the Municipal Fund or the Tax-Free Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Municipal Fund's and the Tax-Free Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

TAX EQUIVALENCY TABLE




TAXABLE YIELD EQUIVALENT FOR
1999
MULTISTATE MUNICIPAL
FUND
FEDERAL INCOME TAX BRACKET:  15.00%                      28.00%            31.00%             36.00%
39.60%
Joint Return                 $1-43,050                   $43,051-104,050   $104,051-158,550   $158,551-283,150
Over  283,150
Single Return                $1-25,750                   $25,751-62,450    $62,451-130,250    $130,251-283,150
Over  283,150
TAX EXEMPT YIELD:  TAXABLE YIELD EQUIVALENT:
1.00%                               1.18%                         1.39%             1.45%
1.56%              1.66%
1.50%                               1.76%                         2.08%             2.17%
2.34%              2.48%
2.00%                               2.35%                         2.78%             2.90%
3.13%              3.31%
2.50%                               2.94%                         3.47%             3.62%
3.91%              4.14%
3.00%                               3.53%                         4.17%             4.35%
4.69%              4.97%
3.50%                               4.12%                         4.86%             5.07%
5.47%              5.79%
4.00%                               4.71%                         5.56%             5.80%
6.25%              6.62%
4.50%                               5.29%                         6.25%             6.52%
7.03%              7.45%
5.00%                               5.88%                         6.94%             7.25%
7.81%              8.28%
5.50%                               6.47%                         7.64%             7.97%
8.59%              9.11%
6.00%                               7.06%                         8.33%             8.70%
9.38%              9.93%
6.50%                               7.65%                         9.03%             9.42%
10.16%             10.76%
7.00%                               8.24%                         9.72%           10.14%
10.94%             11.59%
7.50%                               8.82%                       10.42%            10.87%
11.72%             12.42%
8.00%                               9.41%                       11.11%            11.59%
12.50%             13.25%


Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.



PERFORMANCE COMPARISONS

Advertising and sales literature may include:

* references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;



* charts, graphs and illustrations using the Funds' returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and



* information about the mutual fund industry from sources such as the Investment Company Institute.



The Funds may compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:



LIPPER ANALYTICAL SERVICES, INC.

Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

IBC/DONOGHUE'S MONEY FUND REPORT

IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

MONEY

Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

SALOMON 30-DAY CD INDEX

Salomon 30-Day CD Index compares rate levels of 30-day certificates of deposit from the top ten prime representative banks.

SALOMON 30-DAY TREASURY BILL INDEX

Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.

DISCOUNT CORPORATION OF NEW YORK 30-DAY FEDERAL AGENCIES

Discount Corporation of New York 30-Day Federal Agencies is a weekly quote of the average daily offering price for selected federal agency issues maturing in 30 days.

BANK RATE MONITOR(C) NATIONAL INDEX

Bank Rate Monitor(C) National Index, published weekly, is an average of the interest rates of personal money market deposit accounts at ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. If more than one rate is offered, the lowest rate is used. Account minimums and compounding methods may vary.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value- oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS



In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making-based on intensive, diligent credit analysis-is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.



GOVERNMENT FUNDS



In the government sector, as of December 31, 1998, Federated managed 9 mortgage backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.



MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.



The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield-
J. Thomas Madden; U.S. fixed income-William D. Dawson, III; and global equities and fixed income-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.



MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Financial Information



The Financial Statements for the Funds for the fiscal year ended July 31, 1999 are incorporated herein by reference to the Annual Reports to Shareholders of the Funds dated July 31, 1999.

Investment Ratings

STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS

A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2-Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES AND TENDER OPTION BONDS RATINGS

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER RATINGS

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1-This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS

AAA-Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

MOODY'S INVESTORS SERVICE SHORT-TERM MUNICIPAL OBLIGATION RATINGS

Moody's Investors Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1-This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2-This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES AND TENDER OPTION BONDS RATINGS

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER RATINGS

P-1-Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2-Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS

AAA-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR-Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)-The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)-The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)-The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH IBCA, INC. SHORT-TERM DEBT RATING DEFINITIONS

F-1+-Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1-Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2-Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.



Addresses



MONEY MARKET OBLIGATIONS TRUST

Municipal Obligations Fund

Prime Cash Obligations Fund

Prime Value Obligations Fund

Treasury Obligations Fund



Institutional Capital Shares

Federated Investors Funds

5800 Corporate Drive

Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company

P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP

225 Franklin Street

Boston, MA 02110-2812



INDEPENDENT AUDITORS

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116-5072





PART C.         OTHER INFORMATION.
Item 23           Exhibits:

  (a)   (i)         Conformed copy of Declaration of Trust of the
                     Registrant; (12)
        (ii)        Conformed copy of Amendment No. 1 to the Declaration of
                     Trust of the Registrant; (12)
        (iii)       Conformed copy of Amendment No. 2 to the Declaration of
                     Trust of the Registrant; (17)
        (iv)        Conformed copy of Amendment No. 3 to the Declaration of
                     Trust of the Registrant; (17)
        (v)         Conformed copy of Amendment No. 4 to the Declaration of
                     Trust of the Registrant; (17)
        (vi)        Conformed copy of Amendment No. 5 to the Declaration of
                     Trust of the Registrant; (17)
        (vii)       Conformed copy of Amendment No. 6 to the Declaration of
                     Trust of the Registrant; (17)
        (viii)      Conformed copy of Amendment No. 8 to the Declaration of
                     Trust of the Registrant; (10)
        (ix)        Conformed copy of Amendment No. 9 to the Declaration of
                     Trust of the Registrant; (15)
        (x)         Conformed copy of Amendment No. 10 to the Declaration of
                     Trust of the Registrant; (16)
        (xi)        Conformed copy of Amendment No. 11 to the Declaration of
                     Trust of the Registrant; (21)
        (xii)       Conformed copy of Amendment No. 12 to the Declaration of
                     Trust of the Registrant; (21)
        (xiii)      Conformed copy of Amendment No. 13 to the Declaration of
                     Trust of the Registrant; +
  (b)   (i)         Copy of By-Laws of the Registrant; (12)
        (ii)        Copy of Amendment No. 1 to By-Laws of the
                    Registrant; (17)
        (iii)       Copy of Amendment No. 2 to By-Laws of the  Registrant; (17)
        (iv)        Copy of Amendment No. 3 to By-Laws of the  Registrant; (17)
        (v)         Copy of Amendment No. 4 to By-Laws of the  Registrant; (17)
  (c)   (i)         Copy of Specimen Certificate for Shares of Beneficial
                     Interest of the Registrant; (8)

+        All exhibits filed electronically.

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed June 1, 1994. (File Nos. 33-31602 and 811-5950).

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed February 21, 1995. (File Nos. 33-31602 and 811-5950).

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed September 29, 1995. (File Nos. 33-31602 and 811-5950).

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed September 23, 1996. (File Nos. 33-31602 and 811-5950).

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed September 23, 1997. (File Nos. 33-31602 and 811-5950).

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed September 28, 1998. (File Nos. 33-31602 and 811-5950).

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed August 27, 1999. (File Nos. 33-31602 and 811-5950).

        (ii)        Copies of Specimen Certificates for Shares of Beneficial
                    Interest of Automated Cash ...Management Trust - Cash II
                    Shares and Institutional Service Shares; (16)
          (iii)Copies of Specimen Certificates for Shares of Beneficial Interest
               of Treasury Obligations .....Fund - Institutional Capital Shares;
               (16)
  (d)   (i)         Conformed copy of Investment Advisory Contract of the
                     Registrant; (12)
        (ii)        Conformed copy of Exhibit A to the Investment Advisory
                     Contract of the Registrant; (12)
        (iii)       Conformed copy of Exhibit B to the Investment Advisory
                     Contract of the Registrant; (12)
        (iv)        Conformed copy of Exhibit D to the Investment Advisory
                     Contract of the Registrant; (12)
        (v)         Conformed copy of Exhibit E to the Investment Advisory
                     Contract of the Registrant; (12)
        (vi)        Conformed copy of Exhibit G to the Investment Advisory
                     Contract of the Registrant; (12)
        (vii)       Conformed copy of Exhibit H to the Investment Advisory
                     Contract of the Registrant; (21)
        (viii)      Conformed copy of Exhibit I to the Investment Advisory
                     Contract of the Registrant; (21)
        (ix)        Conformed copy of Exhibit J to the Investment Advisory
                     Contract of the Registrant; (21)
        (x)         Conformed copy of Exhibit K to the Investment Advisory
                     Contract of the Registrant; (21)
        (xi)        Conformed copy of Exhibit L to the Investment Advisory
                     Contract of the Registrant; (21)
        (xii)       Conformed copy of Exhibit M to the Investment Advisory
                     Contract of the Registrant; (21)
        (xiii)      Conformed copy of Exhibit N to the Investment Advisory
                     Contract of the Registrant; (21)
        (xiv)       Conformed copy of Exhibit O to the Investment Advisory
                     Contract of the Registrant; (21)
        (xv)        Conformed copy of Exhibit P to the Investment Advisory
                     Contract of the Registrant; (21)
        (xvi)       Conformed copy of Exhibit Q to the Investment Advisory
                     Contract of the Registrant; (21)
        (xvii)      Conformed copy of Exhibit R to the Investment Advisory
                     Contract of the Registrant; (21)
        (xviii)     Conformed copy of Exhibit S to the Investment Advisory
                     Contract of the Registrant; +
  (e)   (i)         Conformed copy of Distributor's Contract   of the
                     Registrant; (7)
        (ii)        Conformed copy of Exhibit A to the Distributor's Contract of the Registrant; (21)
        (iii)       Conformed copy of Exhibit C to the Distributor's Contract of the Registrant; (21)

+        All exhibits filed electronically.


7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed May 6, 1994. (File Nos. 33-31602 and 811-5950).
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed September 29, 1995. (File Nos. 33-31602 and 811-5950).
16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed September 23, 1997. (File Nos. 33-31602 and 811-5950).
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed August 27, 1999. (File Nos. 33-31602 and 811-5950).

               (iv) Conformed copy of Exhibit D to the Distributor's Contract of the Registrant; (15)
               (v) Conformed copy of Exhibit E to the Distributor's Contract of the Registrant; (16)
               (vi) Conformed copy of Exhibit F to the Distributor's Contract of the Registrant; (16)
               (vii)Conformed  copy of Exhibit G to the  Distributor's  Contract of the Registrant; (21)
               (viii) Conformed copy of Exhibit H to the Distributor's  Contract of the Registrant; (21)
               (ix) Conformed copy of Exhibit I to the Distributor's Contract of the Registrant; (21)
               (x) Conformed copy of Exhibit J to the Distributor's Contract of the Registrant; +
               (xi) Conformed copy of  Distributor's  Contract of the Registrant
                    (Liberty U.S. Government Money Market Trust - Class B Shares); +
            (xii)       The Registrant hereby incorporates
                        the conformed copy of the specimen
                        Mutual Funds Sales and Service
                        Agreement; Mutual Funds Service
                        Agreement; and Plan Trustee/ Mutual
                        Funds Service Agreement from Item
                        24(b)(6) of the Cash Trust Series
                        II Registration Statement on Form
                        N-1A filed with the Commission on
                        July 24, 1995.
  (File Nos. 33-38550 and 811-6269).
      (f) Not applicable;
               (g)  (i) Conformed copy of Custodian Agreement of the Registrant;
                    (8)
                    (ii) Conformed copy of Custodian Fee Schedule; (17)
               (h) (i) Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement; (21)
               (ii) Conformed copy of Amended and Restated  Shareholder Services
                    Agreement of the Registrant; (21)
               (iii)Conformed copy of Principal  Shareholder  Services Agreement
                    (Liberty U.S. Government Money Market Trust - Class B Shares);+

+        All exhibits filed electronically.

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed June 1, 1994. (File Nos. 33-31602 and 811-5950).

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed September 23, 1996. (File Nos. 33-31602 and 811-5950).

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed September 23, 1997. (File Nos. 33-31602 and 811-5950).

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed September 28, 1998. (File Nos. 33-31602 and 811-5950).

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed August 27, 1999. (File Nos. 33-31602 and 811-5950).

           (iv) Conformed copy of Shareholder Services Agreement (Liberty U.S. Government Money Market Trust -
                    Class B Shares);+
           (v) The responses described in Item 23(e)(xii) are hereby incorporated by reference.
           (vi) The Registrant hereby incorporates by reference the conformed copy of the
                    Shareholder Services Sub-Contract
                    between Fidelity and Federated
                    Shareholder Services from Item
                    24(b)(9)(iii) of the Federated GNMA
                    Trust Registration Statement on
                    Form N-1A, filed with the
                    Commission on March 25, 1996 (File
                    Nos.
                    2-75670 and 811-3375).
  (i)              Conformed copy of Opinion and Consent of Counsel as to
                    legality of shares being registered; (12)
  (j)      (i)     Conformed copy of Consent of Arthur Andersen  LLP for:
                   (a)      Automated Cash Management Trust; (22)
                   (b)      Federated Short-Term U.S. Government Trust;
           (19)
                   (c)      Government Obligations Fund; +
                   (d)      Government Obligations Tax-Managed Fund;  +
                   (e)      Prime Obligations Fund; +
                   (f)      Tax-Free Obligations Fund; +
                   (g)      Treasury Obligations Fund; +
                   (h)      Trust for Government Cash Reserves; (19)
           (ii)    Conformed copy of Consent of Ernst & Young LLP       for:
                   (a)      Automated Government Cash Reserves; (21)
                   (b)      Automated Treasury Cash Reserves; (21)
                   (c)      Municipal Obligations Fund; +
                   (d)      Prime Cash Obligations Fund; +
                   (e)      Prime Value Obligations Fund; +
                   (f)      U.S. Treasury Cash Reserves; (21)
                   (g)      Trust for U.S. Treasury Obligations; (22)
           (iii) Conformed copy of Consent of Deloitte & Touche LLP for:
                   (a)      Automated Government Money Trust; (22)
                   (b)      Federated Master Trust; (19)
                   (c)      Liquid Cash Trust; (20)
                   (d)      Trust for Short-Term U.S. Government
           Securities (19)
  (k)      Not applicable;
  (l)      Conformed copy of Initial Capital Understanding; (12)

+        All exhibits filed electronically.

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed September 29, 1995. (File Nos. 33-31602 and 811-5950).

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed April 26, 1999. (File Nos. 33-31602 and 811-5950).

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed May 25, 1999. (File Nos. 33-31602 and 811-5950).

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed August 27, 1999. (File Nos. 33-31602 and 811-5950).

22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed September 28, 1999. (File Nos. 33-31602 and 811-5950).

          (m)      (i)     Conformed copy of Distribution Plan of the
                              Registrant; (16)
                   (ii)    Conformed copy of Exhibit A to the Distribution Plan
                               of the Registrant; (16)
                   (iii)   Conformed copy of Exhibit B to the Distribution Plan
                               of the Registrant; (21)
                   (iv)    The responses described in Item
                           23(e)(xii) are hereby incorporated
                           by reference.
          (n)      The Registrant hereby incorporates the
                   conformed copy of the specimen Multiple
                   Class Plan from Item 24(b)(18) of the World
                   Investment Series, Inc. Registration
                   Statement on Form N-1A, filed with the
                   Commission on January 26, 1996. (File Nos.
                   33-52149 and 811-07141).
          (o)      (i)     Conformed copy of Power of Attorney of the
                                Registrant; +
                   (ii)    Conformed copy of Power of Attorney of
                           Chief Investment Officer of the     Registrant; +
                   (iii)   Conformed copy of Power of Attorney of Treasurer of
                              the Registrant; (18)
                   (iv)    Conformed copy of Power of Attorney of Trustee of the
                              Registrant; +
                   (v) Conformed copy of Power of Attorney of Trustee of the Registrant; +
                   (vi) Conformed copy of Power of Attorney of Trustee of the Registrant; +

Item 24.      Persons Controlled by or Under Common Control with the Fund:

              None

Item 25.      Indemnification:  (1)

+        All exhibits filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed October 20, 1989. (File Nos. 33-31602 and 811-5950).

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed September 23, 1997. (File Nos. 33-31602 and 811-5950).

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed February 12, 1999. (File Nos. 33-31602 and 811-5950).

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed August 27, 1999. (File Nos. 33-31602 and 811-5950).

Item 26.      Business and Other Connections of the Investment Adviser:

              For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

              The remaining Officers of the investment adviser are:

              Executive Vice Presidents:    William D. Dawson, III
                                            Henry A. Frantzen
                                            J. Thomas Madden

              Senior Vice Presidents:       Joseph M. Balestrino
                                            David A. Briggs
                                            Drew J. Collins
                                            Jonathan C. Conley
                                            Deborah A. Cunningham
                                            Mark E. Durbiano
                                            Jeffrey A. Kozemchak
                                            Sandra L. McInerney
                                            Susan M. Nason
                                            Mary Jo Ochson
                                            Robert J. Ostrowski

              Vice Presidents:              Todd A. Abraham
                                            J. Scott Albrecht
                                            Arthur J. Barry
                                            Randall S. Bauer
                                            G. Andrew Bonnewell
                                            Micheal W. Casey
                                            Robert E. Cauley
                                            Alexandre de Bethmann
B.       Anthony Delserone, Jr.
                                            Michael P. Donnelly
                                            Linda A. Duessel
                                            Donald T. Ellenberger
                                            Kathleen M. Foody-Malus
                                            Thomas M. Franks
                                            James E. Grefenstette
                                            Marc Halperin
                                            Patricia L. Heagy
                                            Susan R. Hill
                                            William R. Jamison
                                            Constantine J. Kartsonas
                                            Robert M. Kowit
                                            Richard J. Lazarchic
                                            Steven Lehman
                                            Marian R. Marinack
                                            William M. Painter
                                            Jeffrey A. Petro
                                            Keith J. Sabol
                                            Frank Semack
                                            Aash M. Shah
                                            Michael W. Sirianni, Jr.
                                            Christopher Smith
                                            Edward J. Tiedge
                                            Leonardo A. Vila
                                            Paige M. Wilhelm
                                            George B. Wright

              Assistant Vice Presidents:    Arminda Aviles
                                            Nancy J. Belz
                                            Lee R. Cunningham, II
                                            James H. Davis, II
                                            Jacqueline A. Drastal
                                            Paul S. Drotch
                                            Salvatore A. Esposito
                                            Donna M. Fabiano
                                            Gary E. Farwell
                                            Eamonn G. Folan
                                            John T. Gentry
                                            John W. Harris
                                            Nathan H. Kehm
                                            John C. Kerber
                                            Grant K. McKay
                                            Christopher Matyszewski
                                            Natalie F. Metz
                                            Thomas Mitchell
                                            Joseph M. Natoli
                                            Trent Neville
                                            Ihab Salib
                                            Roberto Sanchez-Dahl, Sr.
                                            James W. Schaub
                                            John Sheehy
                                            John Sidawi
                                            Matthew K. Stapen
                                            Diane Tolby
                                            Timothy G. Trebilcock
                                            Steven J. Wagner
                                            Lori A. Wolff

              Secretary:                    G. Andrew Bonnewell

              Treasurer:                    Thomas R. Donahue

              Assistant Secretaries:        C. Grant Anderson
                                            Karen M. Brownlee
                                            Leslie K. Ross

              Assistant Treasurer:          Dennis McAuley, III

              The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.  Principal Underwriters:

     (a)......Federated  Securities  Corp.  the  Distributor  for  shares of the
Registrant,    acts    as    principal    underwriter    for    the    following
 .............open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.



                  (b)

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Richard B. Fisher                          Chairman, Chief Executive                      Vice President
Federated Investors Tower                  Officer, Chief Operating
1001 Liberty Avenue                        Officer
Pittsburgh, PA 15222-3779                  Federated Securities Corp.


Arthur L. Cherry                           Director                                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                             President-Institutional Sales                          --
Federated Investors Tower                  and Director
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                          Director, Assistant Secretary                          --
Federated Investors Tower                  and Treasurer
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

James F. Getz                              President-Broker/Dealer and                            --
Federated Investors Tower                  Director
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor                            Executive Vice President                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                              Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                             Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                                Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                        Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Ronald M. Petnuch                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Timothy C. Pillion                         Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                   Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew W. Brown                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                               Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

R. Edmond Connell, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark A. Gessner                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

John K. Goettlicher                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dennis M. Laffey                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher A. Layton                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Michael R. Manning                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Amy Michalisyn                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                                Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Thomas S. Schinabeck                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Larry Sebbens                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Richard B. Watts                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                               Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John T. Glickson                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest L. Linane                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy S. Johnson                         Secretary,                                             --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dennis McAuley Assistant Treasurer,        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

                  (c)      Not applicable

Item 28.          Location of Accounts and Records:

         All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

         Registrant                         Federated Investors Tower
                                            1001 Liberty Avenue
                                            Pittsburgh, PA  15222-3779

     (Notices should be sent to the Agent for Service at the above address)

                                            Federated Investors Funds
                                            5800 Corporate Drive
                                            Pittsburgh, PA 15237-7000

         Federated Shareholder              P.O. Box 8600
         Services Company                   Boston, MA 02266-8600
         ("Transfer Agent and Dividend
         Disbursing Agent")

         Federated Services Company         Federated Investors Tower
         ("Administrator")                  1001 Liberty Avenue
                                            Pittsburgh, PA  15222-3779

         Federated Investment               Federated Investors Tower
         Management Company                 1001 Liberty Avenue
         ("Adviser")                        Pittsburgh, PA  15222-3779

         State Street Bank and              P.O. Box 8600
         Trust Company                      Boston, MA 02266-8600
         ("Custodian")

Item 29.          Management Services:  Not applicable.

Item 30.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of
                  Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MONEY MARKET OBLIGATIONS TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 29th day of October, 1999.

                         MONEY MARKET OBLIGATIONS TRUST

                           BY: /s/ Leslie K. Ross
                           Leslie K. Ross, Assistant Secretary
                           Attorney in Fact for John F. Donahue
                           October 29, 1999

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:



NAME                                                     TITLE                                   DATE

By:   /s/ Leslie K. Ross
      Leslie K. Ross                                 Attorney In Fact                   October 29, 1999
      ASSISTANT SECRETARY                            For the Persons
                                                     Listed Below

      NAME                                              TITLE

John F. Donahue*                                       Chairman and Trustee
                                                       (Chief Executive Officer)

J. Christopher Donahue*                                President and Trustee

Richard J. Thomas*                                     Treasurer(Principal Financial and
                                                       Accounting Officer)

William D. Dawson, III*                                Chief Investment Officer

Thomas G. Bigley*                                      Trustee

John T. Conroy, Jr.*                                   Trustee

Nicholas P. Constantakis*                              Trustee

John F. Cunningham*                                    Trustee

Lawrence D. Ellis, M.D.*                               Trustee

Peter E. Madden*                                       Trustee

Charles F. Mansfield, Jr.*                             Trustee

John E. Murray, Jr., J.D., S.J.D.*                Trustee

Marjorie P. Smuts*                                     Trustee

John S. Walsh*                                         Trustee

*By Power of Attorney
